     PROSPECTUS

     THE MANUFACTURERS LIFE INSURANCE
     COMPANY OF AMERICA
     SEPARATE ACCOUNT THREE
     VENTURE VUL

     FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

This prospectus describes the flexible premium variable life insurance policy (the "Policy") issued by The Manufacturers Life Insurance Company of America ("Manufacturers Life of America" or the "Company"). The Policies are designed to provide lifetime insurance protection together with flexibility as to

     -    the timing and amount of premium payments,

     -    the investments underlying the Policy Value and

     -    the amount of insurance coverage.

This flexibility allows you, the policyowner, to pay premiums and adjust insurance coverage in light of your current financial circumstances and insurance needs.

Policy Value may be accumulated on a fixed basis or vary with the investment performance of the sub-accounts of Manufacturers Life of America's Separate Account Three (the "Separate Account").

We use the assets of each sub-account to purchase shares of a particular investment portfolio ("Portfolio") of Manufacturers Investment Trust. The accompanying prospectus for Manufacturers Investment Trust and the corresponding statement of additional information describe the investment objectives of the Portfolios in which you may invest net premiums. The Portfolios available to you are set forth under the subheading "Eligible Portfolios." Other sub-accounts and Portfolios may be added in the future.

You should ask a Manulife Financial representative if changing, or adding to, existing insurance coverage would be advantageous. You should note that it may not be advisable to purchase a Policy as a replacement for existing insurance.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT IS VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS FOR MANUFACTURERS INVESTMENT TRUST.

The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that file electronically with the Commission.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Manufacturers Life Insurance              Service Office:
Company of America                            200 Bloor Street East
500 N. Woodward Avenue                        Toronto, Ontario, Canada M4W 1E5
Bloomfield Hills, Michigan 48304              TELEPHONE:  1-800-827-4546
                                                          (1-800-VARILIN[E])

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1999.

                               PROSPECTUS CONTENTS


                                                                            PAGE
                                                                            ----

INTRODUCTION TO POLICIES .....................................................1
GENERAL INFORMATION ABOUT MANUFACTURERS
  LIFE OF AMERICA SEPARATE ACCOUNT THREE
  AND MANUFACTURERS INVESTMENT TRUST..........................................7
     Manufacturers Life of America And Manufacturers Life.....................7
     Manufacturers Life of America's Separate Account Three...................7
     Manufacturers Investment Trust...........................................8
DETAILED INFORMATION ABOUT THE POLICIES......................................11
PREMIUM PROVISIONS...........................................................11
     Policy Issue And Initial Premium........................................11
     Premium Allocation......................................................12
     Premium Limitations.....................................................12
     Short-Term Cancellation Right And "Free Look" Provisions................12
PROVISIONS FOR AVOIDING LAPSE................................................13
     No Lapse Guarantee......................................................13
     Death Benefit Guarantee.................................................14
INSURANCE BENEFIT............................................................15
     The Insurance Benefit...................................................15
     Death Benefit Options...................................................15
     Death Benefit Option Changes............................................16
     Face Amount Changes.....................................................17
POLICY VALUES................................................................18
     Policy Value............................................................18
     Transfers Of Policy Value...............................................18
     Policy Loans............................................................19
     Partial Withdrawals And Surrenders......................................22
     Charges and Deductions..................................................22
     Deductions From Premiums................................................23
     Surrender Charges.......................................................23
     Monthly Deductions......................................................30
     Administration Charge...................................................30
     Cost Of Insurance Charge................................................30
     Mortality And Expense Risks Charge......................................31
     Other Charges...........................................................31
     Special Provisions For Group Or Sponsored Arrangements..................33
     Special Provisions For Exchanges........................................34
     The General Account.....................................................34
OTHER GENERAL POLICY PROVISIONS..............................................34
     Policy Default..........................................................34
     Policy Reinstatement....................................................34
     Miscellaneous Policy Provisions.........................................35
OTHER PROVISIONS.............................................................36
     Supplementary Benefits..................................................36
     Payment Of Proceeds.....................................................36
     Reports To Policyowners.................................................36
MISCELLANEOUS MATTERS........................................................36
     Portfolio Share Substitution............................................36

     Federal Income Tax Considerations.......................................37
     Tax Status Of The Policy................................................37
Tax Treatment Of Policy Benefits.............................................38
     The Company's Taxes.....................................................40
     Distribution Of The Policy..............................................40
     Responsibilities Assumed By Manufacturers Life..........................41
     Voting Rights...........................................................41
     Directors And Officers Of Manufacturers Life of America.................42
     Year 2000 Issues........................................................44
     State Regulations.......................................................45
     Pending Litigation......................................................45
     Additional Information..................................................45
     Independent Auditors....................................................45
Financial Statements........................................................F-1
Appendices..................................................................A-1
A.   Sample Illustrations Of Policy Values, Cash Surrender
     Values And Death Benefits..............................................A-1
B.   Definitions............................................................B-1
C.   Deferred Sales Charge Tables...........................................C-1



THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION WHERE THE OFFERING WOULD NOT BE LAWFUL. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS OR IN THE PROSPECTUS OR STATEMENT OF ADDITIONAL INFORMATION OF MANUFACTURERS INVESTMENT TRUST. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

You are urged to examine this prospectus carefully. The INTRODUCTION TO POLICIES will briefly describe the Flexible Premium Variable Life Insurance Policy. More detailed information will be found within.

INTRODUCTION TO POLICIES

The following summary is intended to provide a general description of the most important features of the Policy. It is not a complete description. You should read all of this prospectus in order to fully understand the provisions of the Policy.

GENERAL

The Policy provides a death benefit in the event of the death of the life insured to the person you name as the beneficiary.

You may pay premiums at any time and in any amount, subject to certain limitations.

You may instruct us as to how your premiums, net of certain deductions, will be allocated. You may choose among the general account and the sub-accounts of Manufacturers Life of America's Separate Account Three. The premiums you allocate to the sub-accounts of Separate Account Three are invested in shares of a particular Portfolio of Manufacturers Investment Trust. You may change your instructions as to how premiums should be allocated at any time. You may also transfer amounts among the sub-accounts subject to certain restrictions (see "Transfers of Policy Value").

The Portfolios currently available to you are set forth beginning on the inside front cover of this prospectus. In the future we may make available other sub-accounts and Portfolios.

The Policy has a Policy Value reflecting premiums you have paid, the investment performance of the accounts to which you have allocated premiums, and certain charges for expenses and cost of insurance. You may obtain a portion of the Policy Value by taking a policy loan or a partial withdrawal, or by full surrender of the Policy.

DEATH BENEFIT

DEATH BENEFIT OPTIONS. You choose one of two death benefit options:

     -    a death benefit equal to the face amount of the Policy, or

     - a death benefit equal to the face amount of the Policy plus the Policy Value.

Under either option, the death benefit may have to be increased to satisfy the so-called "corridor percentage test" under the definition of life insurance in the Internal Revenue Code. See DETAILED INFORMATION ABOUT THE POLICIES:
INSURANCE BENEFIT -- "The Insurance Benefit" and "Death Benefit Options."

YOU MAY CHANGE THE DEATH BENEFIT OPTION. You may change the death benefit option after the Policy has been in force for two years. See Detailed Information About The Policies; Insurance Benefit -- "Death Benefit Option Changes."

YOU MAY INCREASE THE FACE AMOUNT. After the Policy has been in force for two years, you may increase the face amount of the Policy once per policy year. You may have to furnish satisfactory evidence of your insurability. Usually a Policy will have new surrender charges after an increase. See DETAILED INFORMATION ABOUT THE POLICIES; INSURANCE BENEFIT -- "Face Amount Changes."

YOU MAY DECREASE THE FACE AMOUNT. After the Policy has been in force for two years, you may decrease the face amount once per policy year, except during the two-year period following any increase in face amount. A decrease in face amount may result in the deduction of surrender charges. At any time during the two-year period following an increase, you may choose to cancel the increase. See DETAILED INFORMATION ABOUT THE POLICIES; INSURANCE BENEFIT -- "Face Amount Changes."

PREMIUM PAYMENTS ARE FLEXIBLE

You may pay premiums at any time and in any amount, subject to certain limitations. See DETAILED INFORMATION ABOUT THE POLICIES; PREMIUM PROVISIONS -- "Policy Issue" and "Premium Limitations."

You must pay at least the Initial Premium to put the Policy in force. See DETAILED INFORMATION ABOUT THE POLICIES; PREMIUM PROVISIONS -- "Policy Limitations" and "Death Benefit Guarantee."

After the Initial Premium is paid there is no minimum premium required. However, by complying with certain tests reflecting the amount of premiums paid, you can ensure that the Policy will not go into default for the first three policy years. For Policies with a face amount of at least $250,000, the protection against default extends beyond the three year period. See DETAILED INFORMATION ABOUT THE POLICIES; PREMIUM PROVISIONS -- "Death Benefit Guarantee."

The Policy is subject to maximum premium limitations to ensure that it qualifies as life insurance under rules defined in the Internal Revenue Code. See DETAILED INFORMATION ABOUT THE POLICIES; PREMIUM PROVISIONS -- "Premium Limitations."

THE POLICY VALUE

The Policy has a Policy Value which reflects the following:

     -    the premium payments you have made;

     - the investment performance of the sub-accounts to which you have allocated net premiums;

     - the interest we have credited to amounts allocated to our general account;

     -    any partial withdrawals you have made;

     -    and charges we have deducted under the Policy.

The Policy Value is the sum of the values in the Investment Accounts, the Fixed Account and the Loan Account.

INVESTMENT ACCOUNT. We establish an Investment Account under the Policy for each sub-account of the Separate Account to which you have allocated net premiums or have transferred amounts. An Investment Account measures the interest of the Policy in the corresponding sub-account.

The value of each Investment Account under the Policy varies each Business Day and reflects the investment performance of the Portfolio shares held in the corresponding sub-account. See DETAILED INFORMATION ABOUT THE POLICIES; Policy Values -- "Policy Value."

FIXED ACCOUNT. The Fixed Account consists of that portion of the Policy Value based on net premiums allocated to, and amounts transferred to, the general account of the Company. We credit interest on amounts in the Fixed Account at an effective annual rate guaranteed to be at least 4%. See DETAILED INFORMATION ABOUT THE POLICIES and The General Account.

LOAN ACCOUNT. When you make a policy loan, we will establish a Loan Account under the Policy. We will transfer an amount from the Investment Accounts and the Fixed Account to the Loan Account.

We will credit interest to amounts in the Loan Account at an effective annual rate of at least 4%. The actual rate credited on loan amounts will be the rate charged on loan amounts less an interest rate differential, currently 1.75%. For Select Loan

Amounts the interest rate differential is currently 0%. This is subject to change in certain circumstances. See DETAILED INFORMATION ABOUT THE POLICIES; Policy Values -- "Policy Loans."

TRANSFERS ARE PERMITTED. You may transfer amounts among the sub-accounts of Separate Account Three and our general account, subject to certain restrictions.

We permit twelve transfers per policy year at no cost to you. Transfers in excess of that will cost $25 per transfer. If you request more than one transfer at the same time, we will treat your requests as a single request.

Certain restrictions may apply to transfer requests. See DETAILED INFORMATION ABOUT THE POLICIES; Policy Values -- "Policy Value."

USING THE POLICY VALUE

BORROWING AGAINST THE POLICY VALUE. You may borrow against the Policy Value. The minimum loan amount is $500.

Loan interest will be charged on a fixed basis at an effective annual rate of 5.75%. See DETAILED INFORMATION ABOUT THE POLICIES; Policy Values -- "Policy Loans."

YOU MAY MAKE A PARTIAL WITHDRAWAL OF THE POLICY VALUE. After a Policy has been in force for two years, you may make a partial withdrawal of the Policy Value. The minimum amount you may withdraw is $500. You may specify that the withdrawal is to be made from a specific Investment Account or the Fixed Account.

A partial withdrawal may result in a reduction in the face amount of the Policy. It may also result in the assessment of a portion of the surrender charges to which the Policy is subject. See DETAILED INFORMATION ABOUT THE POLICIES; Policy Values -- "Partial Withdrawals and Surrenders" and Charges and Deductions -- "Surrender Charges."

THE POLICY MAY BE SURRENDERED FOR ITS NET CASH SURRENDER VALUE. The Net Cash Surrender Value is equal to the Policy Value less surrender charges, outstanding monthly deductions due and the value of the Loan Account. Surrender of a Policy during the Surrender Charge Period will usually result in assessment of surrender charges. See Detailed Information About the Policies; Policy Values -- "Partial Withdrawals and Surrenders" and Charges and Deductions -- "Surrender Charges."

CHARGES AND DEDUCTIONS

1) DEDUCTIONS FROM PREMIUMS.

     - we reserve the right to make a charge for state, local and federal taxes in an amount not to exceed 3.60% (in Oregon no state premium tax is deducted).

2) SURRENDER CHARGES. We usually deduct a deferred underwriting charge and a deferred sales charge if, during the Surrender Charge Period:

     -    you surrender the Policy for its Net Cash Surrender Value,

     -    you make a partial withdrawal in excess of the Withdrawal Tier Amount,

     -    you decrease the face amount of the Policy, or

     -    the Policy lapses.

The deferred underwriting charge is $6 for each $1,000 of face amount of life insurance coverage initially or added by increase.

In effect, the charge applies only to the first $500,000 of face amount initially purchased or the first $500,000 of each subsequent increase in face amount. Thus, the charge made in connection with any one underwriting will not exceed $3,000.

The full amount of the deferred underwriting charge will be in effect for five years following Policy issue. Beginning in the sixth year these charges grade downward over a maximum ten-year period. See DETAILED INFORMATION ABOUT THE POLICIES; Charges And Deductions -- "Surrender Charges."

The maximum deferred sales charge is 50% of premiums paid up to a maximum number of Target Premiums that varies (from -0.180 to 3.031) according to the issue age of the life insured, the face amount at issue and the amount of any increase.

Subject to compliance with the sales charge limitation provisions described below, the maximum deferred sales charge will be in effect for at least the first two years of the Surrender Charge Period. After that, the portion of the deferred sales charge that remains in effect will grade down at a rate that also varies according to the issue age of the life insured, until at the end of the Surrender Charge Period there is no deferred sales charge. See DETAILED INFORMATION ABOUT THE POLICIES -- "Charges And Deductions" -- Surrender Charges.

Because of the sales charge limitation described below, the deferred sales charge assessable under the Policy may increase at the beginning of the third policy year.

If you increase the face amount, the surrender charges applicable to the increase will be those rates that would apply if a Policy were issued to the life insured at his or her then attained age and based on the amount of the increase.

LIMITATIONS OF SALES CHARGES. If the Policy is surrendered at any time during the first two years following issuance or following an increase in face amount or if you cancel the increase during the two-year period following the increase, then we may forego deducting the maximum deferred sales charge applicable to the Policy or the increase. See DETAILED INFORMATION ABOUT THE POLICIES; Charges and Deductions -- "Surrender Charges." If you surrender the Policy after that two-year period, the full amount of the applicable sales charge will apply.

3) MONTHLY DEDUCTIONS. At the beginning of each policy month we deduct from the Policy Value:

     - an administration charge of $35 per month until the first policy anniversary; thereafter $10 per month (the right is reserved to increase the administration charge by an additional amount of up to $.01 per $1,000 of face amount per

     -    a charge for the cost of insurance,

     - a charge for mortality and expense risks of .90% per annum through the later of the tenth policy anniversary and your attained age 60 and, thereafter,.45% per annum (This charge is assessed against the value of your investment accounts.), and

     -    charge(s) for any supplementary benefit(s) added to the Policy.

At the Company's discretion, the policy owner may request that the sum of all charges assessed monthly be deducted from the Fixed Account or one of the sub-accounts of the Separate Account.

The cost of insurance charge varies based on the net amount at risk under the Policy and the applicable cost of insurance rate. Cost of insurance rates vary according to issue age, the duration of the coverage, sex (unless unisex rates are required by law), any additional risk ratings indicated in the policy, and risk class of the life insured. The maximum cost of insurance rate we charge will not exceed the 1980 Commissioners Standard Ordinary Smoker/Nonsmoker Mortality Tables. However, any additional ratings as indicated in the Policy will be added to the cost of insurance rate. See DETAILED INFORMATION ABOUT THE POLICIES; Charges and Deductions --"Monthly Deductions."

If the Policy is still in force when the life insured attains age 100, we will not take any further monthly deductions from the Policy Value.

4) OTHER CHARGES. Charges will be imposed on certain transfers of Policy Values, including a $25 charge for each transfer in excess of twelve per policy year and a $5 charge for each Dollar Cost Averaging transfer if Policy Value does not exceed $15,000. See Policy Values -- "Transfers Of Policy Value."

INVESTMENT MANAGEMENT FEES AND EXPENSES

The Separate Account purchases shares of the Portfolios at net asset value. The net asset value of those shares reflects investment management fees and certain expenses. The Trust (excluding the Lifestyle Trusts) pays investment management fees that range from 0.25% to 1.10% of the assets of the Portfolios. In addition, the Portfolios' other expenses range from between 0.04% and 0.36% of the assets of the Portfolios (excluding the Lifestyle Trusts). Because each Lifestyle Trust invests in shares of other Portfolios, each bears its pro rata shares of the fees and expenses incurred by the other Portfolios.

The fees and expenses for each Portfolio for the Trust's last fiscal year are shown in the Table of Investment Management Fees and Expenses. These fees and expenses are described in detail in the accompanying Trust prospectus to which reference should be made.

We reserve the right to charge or establish a provision for any federal, state or local taxes that may be attributable to the Separate Account or our operations with respect to the Policies. This charge or provision for taxes would be in addition to the deductions for state, local and federal taxes currently being made.

SUPPLEMENTARY BENEFITS

You may choose to add certain supplementary benefits to the Policy. These supplementary benefits include

     -    an accidental death benefit,

     -    life insurance for additional insured persons,

     -    acceleration of benefits in the event of terminal illness,

     -    a disability benefit to waive the cost of monthly deductions, and

     -    an option to ensure a guaranteed Policy Value.

The cost of any supplementary benefits will be deducted from the Policy Value monthly. See DETAILED INFORMATION ABOUT THE POLICIES; Other Provisions -- "Supplementary Benefits."

DEFAULT

Unless the Death Benefit Guarantee is in effect, the Policy will go into default if the Net Cash Surrender Value at the beginning of any policy month would go below zero after deducting the monthly charges then due. The Policy will not go into default if the policy qualifies for the Death Benefit Guarantee. We will send a notice to you if the Policy goes into default. It will allow a grace period in which you may make a premium payment sufficient to bring the Policy out of default. If you do not pay the required premium during the grace period, the Policy will terminate. See DETAILED INFORMATION ABOUT THE POLICIES; Premium Provisions -- "Policy Default."

DEATH BENEFIT GUARANTEE

A death benefit guarantee is available under Policies issued and maintained with a minimum face amount of $250,000. As long as the Cumulative Premium Test or, where applicable, the Fund Value Test is satisfied, we guarantee that the Policy will not go into default

     - prior to the life insured's attaining age 100 if Death Benefit Option 1 is maintained throughout the life of the Policy and

     - prior to the life insured's attaining age 85 if Death Benefit Option 2 is selected at any time, regardless of the investment performance of the Funds underlying the Policy Value.

Under Policies with face amounts of less than $250,000 there is no Death Benefit Guarantee after the third policy anniversary. The Death Benefit Guarantee is not available under Policies issued in the state of New Jersey. See DETAILED INFORMATION ABOUT THE POLICIES; Premium Provisions -- "Death Benefit Guarantee."

REINSTATEMENT

If your Policy is terminated, you may have it reinstated within either the 21-day or five-year period following the date of termination, providing certain conditions are met. See DETAILED INFORMATION ABOUT THE POLICIES; Premium Provisions -- "Policy Reinstatement."

FREE LOOK

You may return a Policy for a refund of premium within the later of:

     -    10 days after you receive the Policy,

     -    45 days after you sign the application for the Policy, or

     -    10 days after we mail or deliver a notice of this right of withdrawal.

If you request an increase in face amount which results in new surrender charges, the "free look" provision will also apply to the increase. See DETAILED INFORMATION ABOUT THE POLICIES; PREMIUM PROVISIONS -- "Short-Term Cancellation Right and 'Free Look' Provisions."

FEDERAL TAX MATTERS

We believe that a Policy issued on a standard risk class basis should meet the definition of a life insurance contract as set forth in Section 7702 of the Internal Revenue Code of 1986. With respect to a Policy issued on a substandard basis, there is less guidance available to determine if such a Policy would satisfy the Section 7702 definition of a life insurance contract, particularly if the policyowner pays the full amount of premiums permitted under such a Policy. If your Policy qualifies as a life insurance contract for Federal income tax purposes, you should not be deemed to be in constructive receipt of Policy Value under a Policy until there is a distribution from the Policy. Moreover, death benefits payable under a Policy should be completely excludable from the gross income of the beneficiary. As a result, the beneficiary generally should not be taxed on these proceeds. See MISCELLANEOUS MATTERS -- FEDERAL INCOME TAX CONSIDERATIONS -- (TAX STATUS OF THE POLICY).

Under certain circumstances, a Policy may be treated as a "Modified Endowment Contract." If the Policy is a Modified Endowment Contract, then all pre-death distributions, including Policy loans, will be treated first as a distribution of taxable income and then as a return of investment in the Policy. In addition, prior to age 59 1/2 any such distributions generally will be subject to a 10% penalty tax. See MISCELLANEOUS MATTERS -- FEDERAL INCOME TAX CONSIDERATIONS -- (TAX TREATMENT OF POLICY BENEFITS).

If the Policy is not a Modified Endowment Contract, distributions generally will be treated first as a return of investment in the Policy and then a disbursement of taxable income. Moreover, loans will not be treated as distributions. Select Loans may, however, be treated as taxable distributions. If you are considering the use of systematic policy loans as one element of a comprehensive retirement income plan, you should consult your personal tax adviser regarding the potential tax consequences if such loans were to so reduce Policy Value that the Policy would lapse, absent additional payments. The premium payment necessary to avert lapse would increase with the age of the insured. Finally, neither distributions nor loans under a Policy that is not a Modified Endowment Contract are subject to the 10% penalty tax. See MISCELLANEOUS MATTERS -- FEDERAL INCOME TAX CONSIDERATIONS -- (DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS).

The United States Congress has in the past considered, and in the future may consider legislation that, if enacted, could change the tax treatment of life insurance policies. In addition, the Treasury Department may amend existing regulations, or adopt new interpretations of existing laws, state tax laws or, if the policyowner is not a United States resident, foreign tax laws, which may affect the tax consequences to him or her, the lives insured or the beneficiary. These laws may change from time to time without notice and, as a result, the tax consequences may be altered. There is no way of predicting whether, when or in what form any such change would be adopted. Any such change could have a retroactive effect regardless of the date of enactment. We suggest that you consult a tax adviser.

ESTATE AND GENERATION-SKIPPING TAX

The proceeds of this life insurance policy may be taxable under Estate and Generation-Skipping Tax provisions of the Internal Revenue Code. You should consult your tax adviser regarding these taxes.

GENERAL INFORMATION ABOUT MANUFACTURERS LIFE OF AMERICA, SEPARATE ACCOUNT THREE, AND MANUFACTURERS INVESTMENT TRUST

MANUFACTURERS LIFE OF AMERICA AND MANUFACTURERS LIFE

We are a stock life insurance company governed by the laws of Michigan. We are licensed to do business as a life insurance company in the District of Columbia and all states of the United States except New York. We are an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manufacturers Life"), a mutual life insurance company based in Toronto, Canada. Manufacturers Life and its subsidiaries, together, constitute one of the largest life insurance companies in North America and rank among the 60 largest life insurers in the world as measured by assets.

We and Manufacturers Life have received the following ratings from independent rating agencies: Standard and Poor's Insurance Rating Service -- AA+ (for financial strength), A.M. Best Company -- A++ (for financial strength), Duff & Phelps Credit Rating Co. -- AAA (for claims paying ability), and Moody's Investors Service, Inc. - Aa2 (for financial strength). Neither we nor Manufacturers Life guarantees the investment performance of the Separate Account.

MANUFACTURER'S LIFE OF AMERICA SEPARATE ACCOUNT THREE

We established Separate Account Three on August 22, 1986. The Separate Account holds assets that are segregated from all of our other assets. The Separate Account is currently used only to support variable life insurance policies.

We are the legal owner of the assets in the Separate Account. The income, gains and losses of the Separate Account, whether or not realized, are, in accordance with applicable contracts, credited to or charged against the Account without regard to our other income, gains or losses.

We will at all times maintain assets in the Separate Account with a total market value at least equal to the reserves and other liabilities relating to variable benefits under all policies participating in the Separate Account. These assets may not be charged with liabilities which arise from any other business we conduct. However, our obligations under the policies are part of our general corporate obligations.

The Separate Account is registered with the Securities and Exchange Commission ("S.E.C.") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies, rather than in a portfolio of unspecified securities. Registration under the 1940 Act does not involve any supervision by the S.E.C. of the management or investment policies or practices of the Separate Account. For state law purposes the Separate Account is treated as a part or division of Manufacturers Life of America.

MANUFACTURERS INVESTMENT TRUST

We invest the assets of each sub-account of the Separate Account in shares of a particular Portfolio of Manufacturers Investment Trust. The Trust is registered under the 1940 Act as an open-end management investment company. It receives investment advisory services from Manufacturers Securities Services, LLC. Manufacturers Securities Services, LLC is a registered investment adviser under the Investment Advisers Act of 1940. It too is an indirect wholly-owned subsidiary of Manufacturers Life.

Manufacturers Investment Trust employs sub-advisers to perform the securities selection process. The sub-adviser for each Portfolio is identified in the description of the eligible Portfolios set forth commencing on the inside front cover of this prospectus.

The Separate Account purchases and redeems shares of Manufacturers Investment Trust at net asset value. Any dividend or capital gain distribution received from a Portfolio will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding sub-account.

The list of Portfolios in which you may invest under the Policy and the investment objectives and certain policies of those Portfolios is set forth below. A full description of Manufacturers Investment Trust, its investment objectives, policies and restrictions, the risks associated therewith, its expenses, and other aspects of its operation is contained in the accompanying Manufacturers Investment Trust prospectus, which should be read together with this prospectus.

We use shares of Manufacturers Investment Trust to support benefits under both variable annuity contracts and variable life insurance policies that we or life insurance companies affiliated with us issue. We also purchase shares through our general account for certain limited purposes including providing initial portfolio seed money. For a description of the procedures for handling potential conflicts of interest arising from the funding of benefits under both types of policies, you should review the accompanying Manufacturers Investment Trust prospectus.

ELIGIBLE PORTFOLIOS

The Portfolios of Manufacturers Investment Trust available under the Policies are as follows:

The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital. Current income is incidental to the portfolio's objective.

The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.

The AGGRESSIVE GROWTH TRUST (formerly, the Pilgrim Baxter Growth Trust) seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

The EMERGING SMALL COMPANY TRUST (formerly, the Emerging Growth Trust) seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stock equity securities of small capitalization ("small cap") growth companies. In general, companies in which the portfolios invests will have market cap values of less than $1.5 billion at the time of purchase.

The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization between $50 million and $1 billion.

The MID CAP GROWTH TRUST (formerly, the Small/Mid Cap Trust) seeks long-term capital appreciation by investing the portfolio's assets principally in common stocks, with emphasis on medium-sized and smaller emerging growth companies.

The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities of companies with market capitalizations that approximately match the range of capitalization of the Wilshire Mid Cap 750 Index.

The OVERSEAS TRUST (formerly, the International Growth & Income Trust) seeks growth of capital by investing, under normal market conditions, at least 65% of the portfolios' assets in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs). The portfolios expects to invest primarily in equity securities.

The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing primarily in common stocks of established, non-U.S. companies.

The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including in emerging markets.

The MID CAP BLEND TRUST (formerly, the Equity Trust) seeks growth of capital by investing primarily in common stocks of United States issuers and securities convertible into or carrying the right to buy common stocks.

The SMALL COMPANY VALUE TRUST seeks long term growth of capital by investing in equity securities of smaller companies which are traded principally in the markets of the United States.

The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing primarily in equity securities throughout the world, including U.S. issuers and emerging markets.

The GROWTH TRUST seeks long-term growth of capital by investing primarily in large capitalization growth securities (market capitalizations of approximately $1 billion or greater).

The LARGE CAP GROWTH TRUST (formerly, the Aggressive Asset Allocation Trust) seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's assets in equity securities of companies with large market capitalizations.

The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) and many of the stocks in the portfolio are expected to pay dividends.

The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and satisfactory current income by investing in real estate related equity and debt securities.

The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.

The EQUITY INDEX TRUST seeks to achieve investment results which approximate the aggregate total return of publicly traded common stocks which are included in the Standard & Poor's 500 Composite Stock Price.

The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of United States issuers which the subadviser believes are of high quality.

The U.S. LARGE CAP TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

The INCOME & VALUE TRUST (formerly, the Moderate Asset Allocation Trust) seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed-income securities.

The BALANCED TRUST seeks current income and capital appreciation by investing in a balanced portfolio of common stocks, U.S. and foreign government obligations and a variety of corporate fixed-income securities.

The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed-income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

The GLOBAL BOND TRUST (formerly, the Global Government Bond Trust) seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.

The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six- year time frame based on PIMCO's forecast for interest rates.

The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

The DIVERSIFIED BOND TRUST (formerly, the Conservative Asset Allocation Trust) seeks high total return as is consistent with the conservation of capital by investing at least 75% of the portfolio's assets in fixed-income securities.

The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by United States entities.

The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to high income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

DETAILED INFORMATION ABOUT THE POLICIES

Unless otherwise indicated or required by the context, the discussion throughout this prospectus assumes that the Policy has not gone into default, there is no outstanding Policy Debt, and the death benefit is not determined by the corridor percentage test (see "Death Benefit Options").

PREMIUM PROVISIONS

POLICY ISSUE AND INITIAL PREMIUM

To purchase a Policy, you must submit a completed application. We will issue a Policy only if it has a face amount of at least $50,000 ($100,000 for preferred risk policies). Generally, we issue a Policy only to persons between ages 0 and
90. In certain circumstances we may in our sole discretion issue a Policy to persons above age 90. Before issuing a Policy, we will require evidence of insurability satisfactory to us. A life insured will have a risk class of preferred/non-smoker, preferred/smoker, standard/non-smoker or standard/smoker as determined by our underwriting rules. We may issue Policies to persons who fail to meet standard underwriting requirements by assigning an additional rating. We will accept an application if it meets our insurance underwriting rules. Each Policy has a policy date from which policy years, policy months and policy anniversaries are all determined. Each Policy also has an effective date which is the date we become obligated under the Policy and when the first monthly deductions are taken.

If an application is accompanied by a check for at least the Initial Premium and we accept the application, the policy date will be the date we receive the application and check at our Service Office. The effective date will be the date our underwriters approve issuance of the Policy. If an application is accompanied by a check for at least the Initial Premium, the life insured may be covered under the terms of a conditional insurance agreement until the effective date.

If an application that we accept is not accompanied by a check for at least the Initial Premium, we will issue the Policy with a policy date which is seven days after issuance of the Policy (the "issue date") and with an effective date which is the date our Service Office receives at least the Initial Premium. In certain situations a different policy date may be used. We must receive the Initial Premium within 60 days after the policy date; however, we may require the Initial Premium within 30 days on Policies issued with Additional Ratings. If the Initial Premium is not paid or if the application is rejected, we will cancel the Policy and return any premiums paid to the applicant.

Under certain circumstances we may issue a Policy with a backdated policy date. A Policy will not be backdated more than six months (twelve months where allowed by state regulation) before the date of the application for the Policy. Monthly deductions will be made for the period the policy date is backdated.

We will credit interest on all premiums received prior to the effective date of a Policy from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market Trust. On the effective date, we will allocate the premiums paid plus interest credited, net of deductions for federal, state and local taxes, among the Investment Accounts or the Fixed Account in accordance with the your instructions.

We will allocate all premiums received on or after the effective date of the Policy among the Investment Accounts or the Fixed Account as of the date the premiums were received at our Service Office. Monthly deductions are due on the policy date and at the beginning of each policy month thereafter. However, if due prior to the effective date, they will be taken on the effective date instead of the dates they were due.

PREMIUM ALLOCATION

You may allocate your premium payments, net of deductions, to either the Fixed Account or to one or more of the Investment Accounts. Amounts allocated to the Fixed Account will accumulate at an annual rate of interest equal to at least 4%. Amounts allocated to the Investment Accounts will be invested in shares of the Portfolios held by the corresponding sub-accounts of the Separate Account. Your allocation must be made as a percentage of the Net Premium. The percentage may be any whole number between zero and 100, provided the total percentage equals 100. You may change the way in which your Net Premiums are allocated at any time without charge. The change will take effect on the date a written or telephonic request for change, in a format satisfactory to us, is received at our Service Office.

PREMIUM LIMITATIONS

After you pay the Initial Premium, you may pay additional premiums at any time and in any amount during the lifetime of the life insured subject to certain limitations. After the Initial Premium, all premiums must be paid to our Service Office. Unlike traditional insurance, premiums are not payable at specified intervals or in specified amounts. Your Policy will be issued with a Planned Premium which is based on the amount of premium you wish to pay. It is recommended that the Planned Premium be such that the Cumulative Premium Test (see Insurance Benefits -- "Death Benefit Guarantee") will be satisfied.

We will send notices to you setting forth the Planned Premium at the payment interval you select, unless you are making payments pursuant to a pre-authorized payment plan. However, you are under no obligation to make the indicated payment.

We will not accept any premium payment which is less than $50, unless the premium is payable pursuant to a pre-authorized payment plan. In that case we will accept a payment of as little as $10. We may change these minimums on 90 days' written notice. The Policies also limit the sum of the premiums that may be paid at any time in order to preserve the qualification of the Policies as life insurance for federal tax purposes. These limitations are set forth in each Policy. We reserve the right to refuse or refund any premium payments that may cause a Policy to fail to qualify as life insurance under applicable tax law.

SHORT TERM CANCELLATION RIGHT AND "FREE LOOK" PROVISIONS

You may return a Policy for a refund of the premium

     -    within 10 days after it is received,

     -    within 45 days after the application for the Policy is signed, or

     - within 10 days after we mail or deliver a notice of right of withdrawal,

whichever is latest. The Policy can be mailed or delivered to our agent who sold it or to our Service Office. Immediately on such delivery or mailing, the Policy is deemed void from the beginning. Within seven days after receipt of the returned Policy at our Service Office, we will refund any premium paid. We reserve the right to delay the refund of any premium paid by check until the check has cleared.

If you request an increase in face amount which results in new surrender charges, you will have the same rights as described above to cancel the increase. If canceled, the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the increase not taken place. You may request a refund of all or any portion of premiums paid during the free look period, and the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the premiums not been paid.

PROVISIONS FOR AVOIDING LAPSE

NO LAPSE GUARANTEE

In those states where it is permitted, you may elect the No Lapse Guarantee on Policies issued with a face amount of at least $250,000 (calculated as described below). (In Illinois this benefit is known as Minimum Premium Guarantee.) If elected, as long as the No Lapse Guarantee Cumulative Premium Test (see below) is satisfied during the first five policy years, we guarantee that the Policy will not go into default (see OTHER GENERAL PROVISIONS -- "Policy Default"). Our guarantee applies even if a combination of Policy loans, adverse investment experience and other factors causes the Policy's Net Cash Surrender Value to be insufficient to meet the monthly deductions due at the beginning of a policy month. For purposes of determining the face amount at issue for the No Lapse Guarantee, the face amount includes any amounts purchased under the supplementary insurance option.

The No Lapse Guarantee terminates at the end of the fifth policy year.

The No Lapse Guarantee is not offered to life insureds with an issue age exceeding 85.

While the No Lapse Guarantee is in effect, we will determine at the beginning of each policy month whether the No Lapse Guarantee Cumulative Premium Test, described below, has been satisfied. If it has not been satisfied, we will notify you of that fact and allow a 61-day grace period in which you may make a premium payment sufficient to keep the No Lapse Guarantee in effect. This required payment, as described in the notification to you, will be equal to the outstanding premium required to meet the No Lapse Guarantee Cumulative Premium Test as of the date the No Lapse Guarantee was not satisfied plus the Monthly No Lapse Guarantee Premium due for the next two policy months.

If the required payment is not received by the end of the grace period, the No Lapse Guarantee will terminate. Thereafter, the Policy may go into default if the Policy's Net Cash Surrender Value is insufficient to meet the monthly deductions due at the beginning of a policy month. A death benefit option change will also terminate the No Lapse Guarantee if it is in effect at the time of the change as will a decrease in face amount below $250,000. The No Lapse Guarantee cannot be reinstated after it has been terminated. See OTHER GENERAL POLICY PROVISIONS --"Policy Default," and INSURANCE BENEFIT -- "Death Benefit Option Changes."

NO LAPSE GUARANTEE CUMULATIVE PREMIUM TEST. The No Lapse Guarantee Cumulative Premium Test is satisfied if, as of the beginning of the policy month, the sum of all premiums paid to date less any partial withdrawals and less any Policy Debt is at least equal to the sum of the Monthly No Lapse Guarantee Premiums due since the policy date.

The Monthly No Lapse Guarantee Premium is one-twelfth of the No Lapse Guarantee Premium. The No Lapse Guarantee Premium is set forth in the Policy. It is subject to change if you change the face amount of the Policy (see INSURANCE BENEFIT -- "Face Amount Changes"), or if there is any change in the supplementary benefits added to the Policy or in the risk class of any life insured.

DEATH BENEFIT GUARANTEE

POLICIES WITH FACE AMOUNTS OF AT LEAST $250,000. If permitted by state law and if you elect, we will guarantee that a Policy issued and maintained with a minimum face amount of $250,000 will not go into default if the Cumulative Premium Test (see below) is satisfied. (See OTHER GENERAL POLICY PROVISIONS -- "Policy Default".) Our guarantee applies even if a combination of policy loans, adverse investment experience or other factors causes the Policy's Net Cash Surrender Value to be insufficient to meet the monthly deductions due at the beginning of a policy month.

If after the tenth policy anniversary the Cumulative Premium Test is not satisfied but the Fund Value Test (see below) is satisfied, we will keep the Death Benefit Guarantee in effect.

This Death Benefit Guarantee, which is not available in the state of New Jersey, will expire at the end of a policy year specified in the Policy. Currently, the specified policy year is

          (i) the year in which the life insured reaches attained age 100 if Death Benefit Option 1 is maintained throughout the life of the Policy and

          (ii) the year in which the life insured reaches attained age 85 if Death Benefit Option 2 is selected at any time.

While the guarantee is in effect, we will determine at the beginning of each policy month whether the Cumulative Premium Test or the Fund Value Test has been satisfied. If neither has been satisfied, we will notify you of that fact and allow a 61-day grace period in which you may make a premium payment sufficient to keep the Death Benefit Guarantee in effect. The required payment will be equal to the outstanding premium required to meet the Cumulative Premium Test at the date neither test was satisfied, plus the Monthly Death Benefit Guarantee Premium due for the next two policy months. If the required payment is not received by the end of the grace period, the Death Benefit Guarantee will terminate. Once the Death Benefit Guarantee is terminated, it cannot be reinstated.

POLICIES WITH FACE AMOUNTS UNDER $250,000. If permitted by state law and you elect, we will guarantee that a Policy with a face amount less than $250,000 at issue or after face amount decrease will not go into default during the first three policy years if the Cumulative Premium Test is satisfied. Our guarantee applies even if a combination of policy loans, adverse investment experience or other factors should causes the Policy's Net Cash Surrender Value to be insufficient to meet the monthly deductions due at the beginning of a policy month. After the third policy anniversary, the Death Benefit Guarantee terminates.

CUMULATIVE PREMIUM TEST. The Cumulative Premium Test is satisfied if at the beginning of each policy month the sum of all premiums paid to date less any partial withdrawals and any Policy Debt is at least equal to the sum of the Monthly Death Benefit Guarantee Premiums due since the policy date. The Death Benefit Guarantee Premium will increase when the insured attains age 70. The Death Benefit Guarantee Premiums for ages 0-69 and age 70 and above are set forth in the Policy. They are subject to change if you change the face amount of the Policy or the death benefit option (see -- "Death

Benefit Option Changes" and "Face Amount Changes") or if there is any change in the supplementary benefits added to the Policy or in the risk class of the life insured.

FUND VALUE TEST. The Fund Value Test is applicable after the tenth anniversary of the Policy. The Fund Value Test is satisfied if at the beginning of each policy month the Net Policy Value is greater than or equal to the Gross Single Premium.

INSURANCE BENEFIT

THE INSURANCE BENEFIT

If the Policy is in force at the time of the life insured's death, we will pay an insurance benefit based on the death benefit option that you select upon receipt of due proof of death. The amount payable will be the death benefit under the selected option, plus any amounts payable under any supplementary benefits added to the Policy, less the value of the Loan Account at the date of death. The insurance benefit will be paid in one sum unless we and the beneficiary agree upon another form of settlement. If the insurance benefit is paid in one sum, we will pay interest from the date of death to the date of payment. If the life insured should die after our receipt of a request for surrender, no insurance benefit will be payable, and we will pay only the Net Cash Surrender Value.

DEATH BENEFIT OPTIONS

You may select one of two death benefit options -- Option 1 and Option 2.

Under Option 1 the death benefit is

     -    the face amount of the Policy at the date of death or, if greater,

     - the Policy Value at the date of death multiplied by the applicable percentage in the table set forth below.

Under Option 2 the death benefit is

     - the face amount of the Policy plus the Policy Value at the date of death or, if greater,

     - the Policy Value at the date of death multiplied by the applicable percentage in the following table:


Age          Corridor        Age       Corridor          Age           Corridor
             Percentage                Percentage                      Percentage
---          ----------      ---       ----------        ---           ----------
40&below     250%            54        157               68            117
41           243             55        150               69            116
42           236             56        146               70            115
43           229             57        142               71            113
44           222             58        138               72            111
45           215             59        134               73            109
46           209             60        130               74            107
47           203             61        128               75-90         105
48           197             62        126               91            104
49           191             63        124               92            103
50           185             64        122               93            102
51           178             65        120               94            101
52           171             66        119               95&above      100
53           164             67        118

Regardless of which death benefit option is in effect, the relationship of Policy Value to death benefit will change whenever we use the "corridor percentages" to determine the amount of the death benefit. This will occur whenever multiplying the Policy Value by the applicable percentage set forth in the above table results in a greater death benefit than would otherwise apply under the selected option.

For example, assume the life insured under a Policy with a face amount of $100,000 has an attained age of 40. If Option 1 is in effect, the corridor percentage will produce a greater death benefit whenever the Policy Value exceeds $40,000 (250% X $40,000 = $100,000). If the Policy Value is less than $40,000, an incremental change in Policy Value, up or down, will have no effect on the death benefit. If the Policy Value is greater than $40,000, an incremental change in Policy Value will result in a change in the death benefit by a factor of 2.5. Thus, if the Policy Value were to increase to $40,010, the death benefit would be increased to $100,025 (250% X $40,010 = $100,025).

If Option 2 were in effect in the above example, the corridor percentage would produce a greater death benefit whenever the Policy Value exceeded $66,667 (250% X 66,667 = 166,667). At that point the death benefit produced by multiplying the Policy Value by 250% would result in a greater amount than adding the Policy Value to the face amount of the Policy. If the Policy Value is less than $66,667, an incremental change in Policy Value will have a dollar-for-dollar effect on the death benefit. If the Policy Value is greater than $66,667, an incremental change in Policy Value will result in a change in the death benefit by a factor of 2.5 in the same manner as would be the case under Option 1 when the corridor percentage determined the death benefit.

DEATH BENEFIT OPTION CHANGES

Your initial selection of the death benefit option is made in the application. After the Policy has been in force for two years, you may change the death benefit option. The change will be effective as of any subsequent policy month following a request. Your written request for a change must be received by us at least 30 days prior to the beginning of a policy month in order to become effective on that date. We reserve the right to limit a request for change if the change would cause the Policy to fail to qualify as life insurance for tax purposes.

A change in death benefit option will result in a change in the Policy's face amount. The change in face amount is required in order to avoid any change in the amount of the death benefit.


CHANGE TO OPTION 2       If the change in death benefit is FROM OPTION 1 TO OPTION 2, the new face amount will be equal to the face amount prior to the change minus
NEW FACE AMOUNT=         the Policy Value on the effective date of the change.  A change to
OLD FACE AMOUNT          Option 2 will not be allowed if it would cause the face amount of the
    MINUS                Policy to go below the minimum face amount of $50,000 ($100,000 for
POLICY VALUE             preferred risk policies).  A change to Option 2 will shorten the death benefit guarantee period to the year in which the life insured reaches attained age 85.


CHANGE TO OPTION 1       If the change in death benefit is FROM OPTION 2 TO OPTION 1, the new face amount will be equal to the face amount prior to the change plus
NEW FACE AMOUNT=         the Policy Value on the effective date of the change. The
OLD FACE AMOUNT          increase in  face amount resulting from a change to Option 1 will
    PLUS                 not affect the amount of surrender charges to which a policy may be
POLICY VALUE             subject.  The Company has the right to require satisfactory evidence of insurability before permitting a change from Option 2 to Option 1.
                         The Company does not currently require evidence of insurability when making this change.


If you wish to have level insurance coverage, you should generally select Option
1. Under Option 1, increases in Policy Value usually will reduce the net amount of risk under a Policy which will reduce cost of insurance charges. This means that favorable investment performance should result in a faster increase in Policy Value than would occur under an identical Policy with Option 2 in effect. However, the larger Policy Value which may result under Option 1 will not affect the amount of the death benefit unless the corridor percentages are used to determine the death benefit.

If you want to have the Policy Value reflected in the death benefit so that any increases in Policy Value will increase the death benefit, you should generally select Option 2. Under Option 2, the net amount at risk will remain level unless the corridor percentages are used to determine death benefit, in which case increases in Policy Value will increase the net amount at risk.

FACE AMOUNT CHANGES

Subject to certain limitations, you may increase or decrease the face amount of your Policy. A change in face amount may affect the Death Benefit Guarantee Premium, the monthly deductions and surrender charges (see "Charges And Deductions").

MINIMUM CHANGES. Currently, each increase or decrease in face amount (other than a decrease resulting from a partial withdrawal) must be at least $50,000 ($100,000 for increases in preferred risk policies and $10,000 for increases under Policies purchased under group or sponsored arrangements). We reserve the right to increase or decrease the minimum face amount change on 90 days' written notice to you. We also reserve the right to limit a change in face amount to the extent necessary to prevent the Policy from failing to qualify as life insurance for tax purposes.

INCREASES. After the Policy has been in force for two years, you may increase the face amount of your Policy once per policy year. Increases are subject to satisfactory evidence of insurability. An increase will become effective at the beginning of the next policy month following the date we approve the requested increase. We reserve the right to refuse your request for an increase if the life insured's age at the effective date of the increase would be greater than the maximum issue age for new Policies at that time.

An increase in face amount will usually subject the Policy to new surrender charges. The new surrender charges will be computed as if a new Policy were being purchased for the increase in face amount. For purposes of determining the new deferred sales charge, a portion of the Policy Value at the time of the increase, and a portion of the premiums paid on or subsequent to the increase, will be deemed to be premiums attributable to the increase. See CHARGES AND DEDUCTIONS -- "Surrender Charges."

Any increase in face amount to a level less than the highest face amount previously in effect will have no effect on the surrender charges to which the Policy is subject, since surrender charges, if applicable, will have been assessed in connection with the prior decrease in face amount. The insurance coverage eliminated by the decrease of the oldest face amount will be deemed to be restored first. As with the purchase of a Policy, you will have free look and sales charge limitation rights with respect to any increase resulting in new surrender charges.

No additional premium is required for a face amount increase. However, you may need to pay an additional premium to keep the Policy from going into default. This is because new surrender charges resulting from an increase would automatically reduce the Net Cash Surrender Value of the Policy. Moreover, a new Death Benefit Guarantee Premium will be determined.

DECREASES. After the Policy has been in force for two years, you may decrease the face amount of your Policy once per policy year. No decrease is allowed during the two-year period following an increase in face amount. However, during that two-year period, you may choose to cancel the increase in face amount and have the deferred sales charge for the increase reduced by applicable limitations on sales charges attributable to the increase. A decrease in face amount will become effective at the beginning of the next policy month following the receipt of a properly executed request. A decrease will not be allowed if it would cause the face amount to go below the minimum face amount of $50,000 ($100,000 for preferred risk policies).

Usually, we will deduct surrender charges from the Policy Value whenever a decrease in face amount is made during the Surrender Charge Period. See CHARGES AND DEDUCTIONS -- "Surrender Charges." For purposes of determining surrender and cost of insurance charges, a decrease will reduce face amount in the following order: (a) the face amount provided by the most recent increase, then (b) the face amounts provided by the next most recent increases successively, and finally (c) the initial face amount.

POLICY VALUES

POLICY VALUE

A Policy has a Policy Value. You may access a portion of the Policy Value by making a policy loan or partial withdrawal or by surrendering the Policy. See "Policy Loans" and "Partial Withdrawals And Surrenders" below. The Policy Value may also affect the amount of the death benefit. See INSURANCE BENEFIT -- "Death Benefit Options." The Policy Value at any time is equal to the sum of the values in the Investment Accounts, the Fixed Account and the Loan Account. The following discussion relates only to the Investment Accounts. Policy loans are discussed under "Policy Loans" and the Fixed Account is discussed under "The General Account." The portion of the Policy Value based on the Investment Accounts is not guaranteed and will vary each Business Day with the investment performance of the underlying Portfolio.

We establish an Investment Account under the Policy for each sub-account of the Separate Account to which you allocate net premiums or transfer amounts. Each Investment Account measures the interest of the Policy in the corresponding sub-account. The value of the Investment Account for a particular sub-account is equal to the number of units of that sub-account credited to the Policy times the value of such units.

We credit sub-account units to a Policy whenever you allocate net premiums or transfer amounts to that sub-account. Sub-account units are canceled whenever amounts are deducted, transferred or withdrawn from the sub-account. The number of units credited or canceled for a specific transaction is based on the dollar amount of the transaction divided by the value of the unit at the end of the Business Day on which the transaction occurs. The number of units credited with respect to a premium payment is based on the applicable unit values at the end of the Business Day on which the premium is received at our Service Office or other office or entity so designated by us.

Units are valued at the end of each Business Day. A Business Day is deemed to end at the time of the determination of the net asset value of the underlying Portfolio shares. When an order involving the crediting or canceling of units is received after the end of a Business Day or on a day which is not a Business Day, the order will be processed on the basis of unit values determined at the end of the next Business Day. Similarly, any determination of Policy Value, Investment Account value or death benefit to be made on a day which is not a Business Day will be made at the end of the next Business Day.

The value of a unit of each sub-account was initially fixed at $10. For each subsequent Business Day the unit value is determined by multiplying the unit value for the preceding Business Day by the "net investment factor" for the particular sub-account for that subsequent Business Day. The net investment factor for a sub-account for any Business Day is equal to (a) divided by (b), where:

          (a) is the net asset value of the underlying Portfolio shares held by that sub-account at the end of such Business Day before any policy transactions are made on that day;

          (b) is the net asset value of the underlying Portfolio shares held by that sub-account at the end of the immediately preceding Business Day after all policy transactions have been made for that day.

We reserve the right to adjust the above formula for any taxes determined by us to be attributable to the operations of the sub-account.

TRANSFERS OF POLICY VALUE

You may change the extent to which your Policy Value is based upon any specific sub-account of the Separate Account or the Company's general account. You make those changes by transferring amounts from one or more Investment Accounts or the Company's general account to other Investment Accounts or the Company's general account. You are permitted to make twelve transfers each policy year free of charge. If you make additional transfers in a policy year, we will charge you $25 per transfer. We will assess this charge against the Investment Account or Fixed Account from which the amount is being transferred. For this purpose all transfer requests we receive from you on the same Business Day will be treated as a single transfer request.

The most that you may transfer from the Fixed Account in any one policy year is the greater of $500 or 15% of the Fixed Account value at the previous policy anniversary. Any transfer which involves a transfer out of the Fixed Account may not involve a transfer to the Investment Account for the Money Market Trust.

Your request for transfer must be in a format satisfactory to us. It must be in writing unless you have a currently valid telephone transfer authorization form on file with us. Generally, we will not be liable for following telephone instructions that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that telephone instructions are genuine. Those procedures shall consist of confirming that a valid telephone authorization form is on file, tape recording all telephone transactions and providing written confirmation of the instructions. We may be liable for any losses resulting from unauthorized or fraudulent telephone transfers if we fail to follow reasonable procedures.

You may effectively convert your Policy to a fixed benefit policy by transferring the Policy Value in all of the Investment Accounts to the Fixed Account and by changing your allocation of net premiums entirely to the Fixed Account. As long as the entire Policy Value is allocated to the Fixed Account, the Policy Value, other values based thereon and the death benefit will be determinable and guaranteed. The Investment Account values to be transferred to the Fixed Account will be determined as of the Business Day on which we receive the request for conversion. No change in the issue age, risk class of the life insured or face amount will result from a conversion. You may transfer any or all of the Policy Value to the Fixed Account at any time, even if a prior transfer has been made during the policy month.

DOLLAR COST AVERAGING. We offer a Dollar Cost Averaging program. Under this program amounts will be automatically transferred at predetermined intervals from one Investment Account to any other Investment Account(s) or the Fixed Account.

Under the Dollar Cost Averaging program you designate an amount to be transferred at predetermined intervals from one Investment Account into any other Investment Account(s) or the Fixed Account. Each transfer under the Dollar Cost Averaging program must be of a minimum amount set by us. We may change this minimum at any time in our discretion. Currently, no charge will be made for this program if the Policy Value exceeds $15,000 on the date of transfer. Otherwise, there will be a charge of $5 for each transfer. We will deduct the charge from the value of the Investment Account out of which the transfer is made. If there are insufficient funds to effect a Dollar Cost Averaging transfer, including the charge, if applicable, we will not effect the transfer and will notify you of that fact. We reserve the right to cease to offer this program on 90 days' written notice.

ASSET ALLOCATION BALANCER TRANSFERS. We also offer policyowners the ability to have amounts automatically transferred among stipulated Investment Accounts to maintain an allocated percentage in each stipulated Investment Account.

Under the Asset Allocation Balancer program you designate an allocation of Policy Value among Investment Accounts. At six month intervals, beginning six months after the policy date, we will move amounts among the Investment Accounts as necessary to maintain your chosen allocation. A change to your premium allocation instructions will automatically result in a change in Asset Allocation Balancer instructions so that the two are identical unless either you instruct us differently or a Dollar Cost Averaging request is in effect. Currently, we make no charge for this program; however, we reserves the right to institute a charge on 90 days' written notice.

We reserve the right to cease to offer this program on 90 days' written notice.

POLICY LOANS

While the Policy is in force, you may borrow against your Policy Value. The Policy serves as the only security for the loan. The minimum amount of any loan is $500. The maximum loan amount is the amount which would cause the Modified Policy Debt to equal the loan value of the Policy on the date of the loan. The loan value is the Policy's Cash Surrender Value less the monthly deductions due to the next policy anniversary. The Modified Policy Debt as of any date is the Policy Debt (the aggregate amount of policy loans, including borrowed interest, less any loan repayments) plus the amount of interest to be charged to the next policy anniversary, all discounted from the next policy anniversary to such date at an annual rate of 4%. We transfer an amount equal to the Modified Policy Debt to the Loan Account to ensure that a sufficient amount will be available to pay interest on the Policy Debt at the next policy anniversary.

For example, assume a Policy with a loan value of $5,000, no outstanding policy loans and a loan interest rate of 5.75%. The maximum amount that can be borrowed is an amount that will cause the Modified Policy Debt to equal $5,000. If the loan is made on a policy anniversary, the maximum loan will be $4,917. This amount at 5.75% interest will equal $5,200 one year later; $5,200 discounted to the date of the loan at 4% (the Modified Policy Debt) equals $5,000. Because the minimum rate of interest credited to the Loan Account is 4%, $5,000 must be transferred to the Loan Account to ensure that $5,200 will be available at the next policy anniversary to cover the interest accrued on the Policy Debt.

When a loan is made, we will deduct from the Investment Accounts or the Fixed Account, and transfer to the Loan Account, an amount which will result in the Loan Account value being equal to the Modified Policy Debt. You may designate how the amount to be transferred to the Loan Account is allocated among the accounts from which the transfer is to be made. In the absence of instructions, we will allocate the amount to be transferred to each account in the same proportion as the value in each Investment Account and the Fixed Account bears to the Net Policy Value. A transfer from an Investment Account will result in the cancellation of units of the underlying sub-account equal in value to the amount transferred from the Investment Account. However, since the Loan Account is part of the Policy Value, transfers made in connection with a loan will not change the Policy Value.

A policy loan may result in a Policy's failing to satisfy the Cumulative Premium Test, since the Policy Debt is subtracted from the sum of the premiums paid in determining whether the Cumulative Premium Test is satisfied. As a result, the death benefit guarantee may terminate. See Insurance Benefit -- "Death Benefit Guarantee" and Other General Policy Provisions -- "Policy Default."

Moreover, if the death benefit guarantee is not in force, a policy loan may cause a Policy to be more susceptible to going into default, since a policy loan will be reflected in the Net Cash Surrender Value. See Other General Policy Provisions -- "Policy Default."

A policy loan will also affect future Policy Values, since that portion of the Policy Value in the Loan Account will increase in value at the crediting interest rate rather than varying with the performance of the underlying Portfolios selected by the policyowner or increasing in value at the rate of interest credited for amounts allocated to the Fixed Account.

Policy loans may have tax consequences. If you are considering the use of systematic policy loans as one element of a comprehensive retirement income plan, you should consult your personal tax adviser regarding the potential tax consequences if such loans were to so reduce Policy Value that the Policy would lapse, absent additional payments. The premium payment necessary to avert lapse would increase with the age of the insured. See Miscellaneous Matters - Federal Income Tax Considerations (Tax Treatment of Policy Benefits). Finally, a policy loan will affect the amount payable on the death of the life insured, since the death benefit is reduced by the value of the Loan Account at the date of death in arriving at the insurance benefit.

INTEREST CHARGES ON POLICY LOANS. Interest on the Policy Debt will accrue daily and be payable annually on the policy anniversary. We will fix the rate of interest charged at an effective annual rate of 5.75%. If the interest due on a policy anniversary is not paid by the policyowner, the interest will be borrowed against the Policy.

INTEREST CREDITED ON THE LOAN ACCOUNT. We will credit interest to any amount in the Loan Account at an effective annual rate of at least 4%. The actual rate credited is:

     - On amounts in excess of the Policy's Select Loan Amount, the rate of interest charged on the policy loan less an interest rate differential, currently 1.75%.

     - On amounts up to the Policy's Select Loan Amount, the rate of interest charged on policy loan less an interest rate differential, currently 0%.

The tax consequences associated with a loan interest credited differential of 0% are unclear. A tax adviser should be consulted before effecting a loan to evaluate the tax consequences that may arise in such a situation. If we determine, in our sole discretion, that there is a substantial risk that a loan will be treated as a taxable distribution under Federal tax law as a result of the differential between the credited interest rate and the loan interest rate, the Company retains the right to increase the the loan interest rate to an amount that would result in the transaction being treated as a loan under Federal tax law. If this amount is not prescribed by any IRS ruling or regulation or any court decision, the amount of increase will be that which the Company considers to be most likely to result in the transaction being treated as a loan under Federal tax law.

Prior to the later of the tenth policy anniversary and the anniversary following attained age 55, the amount available as a Select Loan is zero; after the later of the tenth policy anniversary and the policy anniversary following attained age 55, the amount available annually as a Select Loan is equal to 12% of the Policy's Net Cash Surrender Value at the previous policy anniversary. The amount available as a Select Loan applies to existing and new loans. If, at the time your are considering a Select Loan, interest due currently on your outstanding loans equals or exceeds the Select Loan Amount, the Select Loan feature can not be used to withdraw additional cash from Policy Value. The total of all loans, including the Select Loan Amount, cannot exceed the maximum loan amount as described above.

To illustrate the amount available as a Select Loan, assume that a Policy has an issue age of 47 and a Net Cash Surrender Value on the eleventh policy anniversary of $10,000. The Select Loan Amount available during the twelfth policy year is $1,200 (12% X $10,000). Assume that at the beginning of the twelfth policy year, a loan of $1,500 is taken. $1,200 of that amount is considered the Select Loan Amount, $300 an ordinary policy loan.

At the end of the twelfth policy year, assume that the Net Cash Surrender Value is $9,000. The Select Loan Amount available during the thirteenth policy year is $1,080 (12% X $9,000). If not already repaid, the $300 from the prior year's loan that was not considered a Select Loan is immediately converted to a Select Loan, leaving $780 of the Select Loan Amount available for the thirteenth policy year (provided that the sum of all outstanding loans does not exceed the Policy's maximum loan amount). The amount of any unpaid interest on the Select Loan and the ordinary policy loan from the twelfth policy year also would be borrowed as a Select Loan up to the maximum Select Loan Amount and thereby reduce by that amount the $780 available for borrowing as a Select Loan during the remainder of the thirteenth policy year.

LOAN ACCOUNT ADJUSTMENTS. Whenever a loan is first taken out, and at specified events thereafter, we adjust the value of the Loan Account. We take the difference between (i) the Loan Account before any adjustment and (ii) the Modified Policy Debt at the time of adjustment and transfer that amount between the Loan Account and the Investment Accounts or the Fixed Account. The amount transferred to or from the Loan Account will be such that the value of the Loan Account after the adjustment will be equal to the Modified Policy Debt.

The specified events which cause an adjustment to the Loan Account are (i) a policy anniversary, (ii) a partial or full loan repayment, (iii) a new loan or
(iv) an amount is needed to meet a monthly deduction. A loan repayment may be implicit in that policy debt is effectively repaid upon termination (i.e., upon death of the life insured, surrender or lapse of the policy). In each of these instances, the Loan Account will be adjusted so that any excess of the Loan Account over the Modified Policy Debt after the repayment will be included in the termination proceeds.

Except as noted below under "Loan Repayments," we will allocate amounts transferred from the Loan Account to the Investment Accounts and the Fixed Account in the same proportion as the value in the corresponding "loan sub-account" bears to the value of the Loan Account. A "loan sub-account" exists for each Investment Account and for the Fixed Account. Amounts transferred to the Loan Account are allocated to the appropriate loan sub-account to reflect the account from which the transfer was made.

LOAN ACCOUNT ILLUSTRATION.(Dollar amounts in this illustration have been rounded to the nearest dollar.) The operation of the Loan Account may be illustrated as follows: assume a Policy with a loan value of $5,000, a loan interest rate of 5.75%, and a maximum loan amount on a policy anniversary of $4,917. For purposes of the illustration, assume that the Select Loan Amount is zero. If a loan in the maximum amount of $4,917 is made, an amount equal to the Modified Policy Debt, $5,000, is transferred to the Loan Account. At the next policy anniversary the value of the Loan Account will have increased to $5,200 ($5,000 X 1.04) reflecting interest credited at an effective annual rate of 4.0%. At that time the loan will have accrued interest charges of $283 ($4,917 X .0575), bringing the Policy Debt to $5,200.

If the accrued interest charges are paid on the policy anniversary, the Policy Debt will continue to be $4,917, and the Modified Policy Debt, reflecting interest for the next policy year and discounting the Policy Debt and such interest at 4%, will be $5,000. An amount will be transferred from the Loan Account to the Fixed Account or the Investment Accounts so that the Loan Account value will equal the Modified Policy Debt. Since the Loan Account value was $5,200, a transfer of $200 will be required ($5,200 -- $5,000).

If, however, the accrued interest charges of $283 are borrowed, an amount will be transferred from the Investment Accounts and the Fixed Account so that the Loan Account value will equal the Modified Policy Debt recomputed at the policy anniversary. The new Modified Policy Debt is the Policy Debt, $5,200, plus loan interest to be charged to the next policy anniversary, $299 ($5,200 X .0575), discounted at 4%, which results in a figure of $5,288. Since the value of the Loan Account was $5,200, a transfer of $88 will be required. This amount is equivalent to the 1.75% interest rate differential on the $5,000 transferred to the Loan Account on the previous policy anniversary.

LOAN REPAYMENTS. You may repay Policy Debt in whole or in part at any time prior to the death of the life insured provided the Policy is in force. When a repayment is made, we will credit the repayment amount to the Loan Account and transfer an amount to the Fixed Account or the Investment Accounts so that the Loan Account at that time will equal the Modified Policy Debt. We will allocate loan repayments first to the Fixed Account until the associated loan sub-account is reduced to zero. We will then allocate loan repayments to each Investment Account in the same proportion as the value in the corresponding loan sub-account bears to the value of the Loan Account. Amounts paid to us not specifically designated in writing as loan repayments will be treated as premiums.

PARTIAL WITHDRAWALS AND SURRENDERS

Partial Withdrawals. After a Policy has been in force for two policy years, you may make a partial withdrawal of the Net Cash Surrender Value. The minimum amount that may be withdrawn is $500. You should specify the portion of the withdrawal to be taken from each Investment Account and the Fixed Account. In the absence of instructions we will allocate the withdrawal among such accounts in the same proportion as the Policy Value in each account bears to the Net Policy Value. No more than one partial withdrawal may be made in any one policy month.

If you make a partial withdrawal during the Surrender Charge Period, we will usually assess a portion of the surrender charges to which the Policy is subject (see Charges And Deductions -- "Surrender Charges") if the amount withdrawn is in excess of the Withdrawal Tier Amount. The Withdrawal Tier Amount is 10% of the Net Cash Surrender

Value determined as of the previous policy anniversary. The portion of a partial withdrawal that is considered to be in excess of the Withdrawal Tier Amount includes all previous partial withdrawals that have occurred in the current policy year. If the Option 1 death benefit is in effect under a Policy from which a partial withdrawal is made, the face amount of the Policy will be reduced. See CHARGES AND DEDUCTIONS -- SURRENDER CHARGES (CHARGES ON PARTIAL WITHDRAWALS).

Full Surrenders. You may surrender your Policy for its Net Cash Surrender Value at any time while the life insured is living. The Net Cash Surrender Value is the Policy Value less any surrender charges and outstanding monthly deductions due (the "Cash Surrender Value") minus the value of the Loan Account. The Net Cash Surrender Value will be determined at the end of the Business Day on which we receive the Policy and a written request for surrender at our Service Office. After a Policy is surrendered, the insurance coverage and all other benefits under the Policy will terminate. Surrender of a Policy during the Surrender Charge Period will usually result in our assessment of surrender charges. See Charges And Deductions -- "Surrender Charges."

CHARGES AND DEDUCTIONS

The charges we make under the Policy are assessed as (i) deductions from premiums, (ii) surrender charges upon surrender, partial withdrawals, decreases in face amount or lapse, (iii) monthly deductions, and (iv) other charges. These charges are described below.

DEDUCTIONS FROM PREMIUMS

We currently make no deduction from premium payments for state and local taxes. The maximum amount we may deduct for such taxes in the future is 2.35% (except for Oregon where no premium tax is deducted). We currently make no deduction from premium payments for federal taxes. The maximum amount we may deduct for such taxes in the future is 1.25%.

SURRENDER CHARGES

We will assess surrender charges upon surrender, a partial withdrawal of Policy Value in excess of the Withdrawal Tier Amount, a requested decrease in face amount, or lapse. We usually assess these charges if any of the above transactions occurs within the Surrender Charge Period (see Table 1 below) unless the charges have been previously deducted. There are two surrender charges -- a deferred underwriting charge and a deferred sales charge.

DEFERRED UNDERWRITING CHARGE. The deferred underwriting charge is $6 for each $1,000 of face amount of life insurance coverage initially purchased or added by increase, multiplied by the percentages shown in Table 1 below. In effect, the charge applies only to the first $500,000 of face amount initially purchased or the first $500,000 of each subsequent increase in face amount. Thus, the charge made in connection with any one underwriting will not exceed $3,000. The amount of the charge remains level for five years. Following the fifth year after issuance of the Policy or a face amount increase, the charge applicable to the initial face amount or increase will decrease each month by varying rates depending upon the life insured's issue age until the charge has decreased to zero. The applicable percentage of the deferred underwriting charges to which the Policy is subject is illustrated by the following table:


                      TABLE 1: DEFERRED UNDERWRITING CHARGES

Transaction Occurs after
Monthly Deduction Taken        Percent of Deferred Underwriting Charges by Issue Age*
For Last Month Preceding       ------------------------------------------------------
     End of Month*                                        Age
-------------------------      ------------------------------------------------------
         Month                  0-50      51        52        53        54       55+
-------------------------       ----      --        --        --        --       ---
          12                   100%       100%      100%      100%      100%      100%
          24                   100%       100%      100%      100%      100%      100%
          36                   100%       100%      100%      100%      100%      100%
          48                   100%       100%      100%      100%      100%      100%
          60                   100%       100%      100%      100%      100%      100%
          72                    90%     88.89%    87.50%    85.71%    83.33%    80.00%
          84                    80%     77.78%    75.00%    71.43%    66.67%    60.00%

          96                    70%     66.67%    62.50%    57.14%    50.00%    40.00%
         108                    60%     55.56%    50.00%    42.86%    33.33%    20.00%
         120                    50%     44.44%    37.50%    28.57%    16.67%        0%
         132                    40%     33.33%    25.00%    14.28%        0%
         144                    30%     22.22%    12.50%        0%
         156                    20%     11.11%        0%
         168                    10%         0%
         180                     0%


* Months not shown may be calculated by interpolation.

We designed the deferred underwriting charge to cover the administrative expenses associated with underwriting and policy issue, including the costs of processing applications, conducting medical examinations, determining the life insured's risk class and establishing policy records.

DEFERRED SALES CHARGE. The maximum deferred sales charge is 50% of premiums paid up to a maximum number of Target Premiums that varies (from -0.180 to 3.031) according to the issue age of the life insured, the face amount at issue and the amount of any increase. This charge compensates us for some of the expenses of selling and distributing the Policies, including agents' commissions, advertising, agent training and the printing of prospectuses and sales literature.

The deferred sales charge deducted in any policy year is not specifically related to sales expenses incurred in that year. Instead, we expect that the major portion of the sales expenses attributable to a Policy will be incurred during the first policy year, although the deferred sales charge might be deducted up to fifteen years later. We anticipate that the aggregate amounts we receive under the Policies for sales charges will be insufficient to cover our aggregate sales expenses. To the extent that our sales expenses exceed our sales charges, we will pay the excess from our other assets or surplus, including amounts derived from the mortality and expense risks charge described below. If you surrender the Policy for its Net Cash Surrender Value during the first two policy years, or during the first two policy years following a face amount increase, we may forego deducting a portion of the deferred sales charge. Where that sales charge limitation is applicable, the deferred sales charge assessable under the Policy will increase at the beginning of the third policy year to the level that would have applied absent the limitation. See Surrender Charges (Sales Charge Limitation) below.

We specify the Target Premium for the initial face amount in the Policy. We will compute a Target Premium for each increase in face amount above the highest face amount of coverage previously in effect, and we will advise you of each new Target Premium.

Target Premiums depend upon the face amount of insurance provided at issue or by an increase and the issue age and sex (unless unisex rates are required by law) of the life insured. The maximum number of Target Premiums subject to the deferred sales charge varies, based on the issue age of the life insured, the face amount at issue and the amount of any increase, according to the following tables:

TABLE 2: NUMBER OF TARGET PREMIUMS SUBJECT TO DEFERRED SALES CHARGE FOR POLICIES
                          ISSUED PRIOR TO JULY 10, 1995
              (APPLICABLE TO THE INITIAL FACE AMOUNT AND INCREASES)


          $250,000        UNDER                $250,000      UNDER                 $250,000       UNDER
  AGE      OR MORE      $250,000     AGE        OR MORE    $250,000      AGE        OR MORE     $250,000
  ---     --------      --------     ---       --------    --------      ---       --------     --------
  *0       -0.031        -0.039      30         1.319        1.648       60          2.356       2.945
  *1       -0.144        -0.180      31         1.366        1.707       61          2.375       2.968
  *2       -0.081        -0.102      32         1.415        1.768       62          2.399       2.998
  *3       -0.020        -0.025      33         1.459        1.823       63          2.425       3.031
   4        0.037         0.046      34         1.503        1.878       64          2.380       2.975
   5        0.096         0.120      35         1.542        1.927       65          2.269       2.836
   6        0.166         0.207      36         1.590        1.987       66          2.124       2.655
   7        0.221         0.276      37         1.633        2.041       67          2.006       2.507
   8        0.281         0.351      38         1.672        2.090       68          1.888       2.360
   9        0.340         0.425      39         1.718        2.147       69          1.787       2.233
  10        0.391         0.488      40         1.756        2.195       70          1.691       2.113
  11        0.453         0.566      41         1.790        2.237       71          1.592       1.990
  12        0.514         0.642      42         1.832        2.290       72          1.494       1.867
  13        0.560         0.700      43         1.869        2.336       73          1.396       1.745
  14        0.614         0.767      44         1.904        2.380       74          1.317       1.646
  15        0.560         0.700      45         1.937        2.421       75          1.241       1.551
  16        0.606         0.757      46         1.969        2.461       76          1.162       1.452
  17        0.658         0.822      47         2.000        2.500       77          1.084       1.355
  18        0.718         0.897      48         2.032        2.540       78          1.010       1.262
  19        0.767         0.958      49         2.062        2.577       79          0.946       1.182
  20        0.817         1.021      50         2.093        2.616       80          0.887       1.108
  21        0.870         1.087      51         2.123        2.653       81          0.831       1.038
  22        0.924         1.155      52         2.154        2.692       82          0.779       0.973
  23        0.973         1.216      53         2.182        2.727       83          0.733       0.916
  24        1.026         1.282      54         2.211        2.763       84          0.688       0.860
  25        1.075         1.343      55         2.234        2.792       85          0.646       0.807
  26        1.125         1.406      56         2.259        2.823       86          0.606       0.757
  27        1.177         1.471      57         2.284        2.855       87          0.567       0.708
  28        1.228         1.535      58         2.307        2.883       88          0.530       0.662
  29        1.274         1.592      59         2.333        2.916       89          0.493       0.616
                                                                         90          0.484       0.605


* A negative number of Target Premiums produces a negative deferred sales charge. When combined with the deferred underwriting charge, a negative deferred sales charge reduces the total surrender charge.

TABLE 3: NUMBER OF TARGET PREMIUMS SUBJECT TO DEFERRED SALES CHARGE FOR POLICIES
                        ISSUED ON OR AFTER JULY 10, 1995
              (APPLICABLE TO THE INITIAL FACE AMOUNT AND INCREASES)


         $250,000       UNDER             $250,000       UNDER             $250,000       UNDER
AGE       OR MORE     $250,000     AGE     OR MORE     $250,000     AGE     OR MORE     $250,000
---      --------     --------     ---    --------     --------     ---    --------     --------
*0        -0.031       -0.039       30      1.319        1.648       60      2.356        2.945
*1        -0.144       -0.180       31      1.366        1.707       61      2.375        2.968
*2        -0.081       -0.102       32      1.415        1.768       62      2.399        2.998
*3        -0.020       -0.025       33      1.459        1.823       63      2.425        3.031
 4         0.037        0.046       34      1.503        1.878       64      2.367        2.959
 5         0.096        0.120       35      1.542        1.927       65      2.259        2.824
 6         0.166        0.207       36      1.590        1.987       66      2.113        2.641
 7         0.221        0.276       37      1.633        2.041       67      1.992        2.490
 8         0.281        0.351       38      1.672        2.090       68      1.875        2.344
 9         0.340        0.425       39      1.718        2.147       69      1.777        2.222
10         0.391        0.488       40      1.756        2.195       70      1.679        2.099
11         0.453        0.566       41      1.790        2.237       71      1.583        1.979
12         0.514        0.642       42      1.832        2.290       72      1.486        1.857
13         0.560        0.700       43      1.869        2.336       73      1.392        1.740
14         0.614        0.767       44      1.904        2.380       74      1.315        1.644
15         0.560        0.700       45      1.937        2.421       75      1.238        1.547
16         0.606        0.757       46      1.969        2.461       76      1.161        1.451
17         0.658        0.822       47      2.000        2.500       77      1.083        1.354
18         0.718        0.897       48      2.032        2.540       78      1.007        1.259
19         0.767        0.958       49      2.062        2.577       79      0.945        1.182
20         0.817        1.021       50      2.093        2.616       80      0.885        1.106
21         0.870        1.087       51      2.123        2.653       81      0.829        1.037
22         0.924        1.155       52      2.154        2.692       82      0.779        0.973
23         0.973        1.216       53      2.182        2.727       83      0.732        0.915
24         1.026        1.282       54      2.211        2.763       84      0.687        0.859
25         1.075        1.343       55      2.234        2.792       85      0.644        0.806
26         1.125        1.406       56      2.259        2.823       86      0.604        0.755
27         1.177        1.471       57      2.284        2.855       87      0.566        0.708
28         1.228        1.535       58      2.307        2.883       88      0.529        0.661
29         1.274        1.592       59      2.333        2.916       89      0.493        0.616
                                                                     90      0.484        0.605


 * A negative number of Target Premiums produces a negative deferred sales charge. When combined with the deferred underwriting charge, a negative deferred sales charge reduces the total surrender charge.

Except for surrenders to which the sales charge limitation provisions described below apply, the maximum deferred sales charge will be in effect for at least the first two years of the Surrender Charge Period. After that, the portion of the deferred sales charge that remains in effect will grade down at a rate that also varies according to the issue age of the life insured until, at the end of the Surrender Charge Period, there is no deferred sales charge. The tables we use to reduce the applicable deferred sales charge during the Surrender Charge Period are set forth in Appendix C to this Prospectus. The applicable table will be set forth in each Policy, and we will inform you of the table to be used in connection with sales charges on increases in face amount.

In order to determine the deferred sales charge applicable to a face amount increase, we will treat a portion of the Policy Value on the date of increase as a premium attributable to the increase. In addition, a portion of each premium paid on or subsequent to the increase will be attributed to the increase. In each case, the portion attributable to the increase will be the ratio of the "guideline annual premium" for the increase to the sum of the guideline annual premiums for the initial face amount and all increases including the requested increase.

A "guideline annual premium" is a hypothetical amount that we use to measure the maximum amount of the deferred sales charge that may be imposed upon surrender, partial withdrawal, a decrease in face amount or lapse during the first two years after issuance or after an increase in face amount.

The following example illustrates how deferred underwriting and deferred sales charges are calculated using data from Tables 1, 2 and 3 above and from the tables in Appendix C.

Assume a 36-year-old male (standard risk), whose Policy was issued prior to July 10, 1995, at age 30, and who has paid $9,000 in premiums under a Policy with a Target

Premium of $1,500 and a face amount of $100,000, surrenders his Policy during the last month of the sixth policy year.

A deferred underwriting charge of $540 will be assessed. The maximum deferred underwriting charge of $600 ($6 per $1,000 of face amount X 100) will be multiplied by the 90% listed in Table 1 as applicable to surrenders during the last month of the sixth policy year [90% X ($6 X 100) = $540].

A deferred sales charge of $1,192.74 will also be assessed. According to Table 2, the maximum number of Target Premiums subject to the deferred sales charge for a person who was 30 years old when his or her Policy with a face amount less than $250,000 was issued would be 1.648. Thus $2,472 (1.648 X $1,500) will be the maximum amount of premiums subject to the 50% sales charge, producing a maximum sales charge of $1,236 (50% X $2,472 = $1,236). Because the surrender occurs during the last month of the sixth policy year, only 96.50% (from the table in Appendix C for issue age 30) of the maximum sales charge remains applicable [96.50% X (.50 X 1.648 X $1,500) = $1,192.74].

SALES CHARGE LIMITATION. If you surrender your Policy or decrease its face amount at any time during the first two years after issuance or after an increase in face amount, we will forego taking that part of the deferred sales charge with respect to "premiums" paid for the initial face amount or such increase (including the portion of Policy Value treated as premiums for the increase, as described above), whichever is applicable, which exceeds the sum of

          (i) 30% of the premiums paid up to the lesser of one guideline annual premium or the maximum amount of premiums subject to the deferred sales charge plus

          (ii) 10% of the premiums paid in excess of one guideline annual premium, up to the lesser of two guideline annual premiums or the maximum amount of premiums subject to the deferred sales charge, plus

          (iii) 9% of the premiums paid in excess of two guideline annual premiums up to the maximum amount of premiums subject to the deferred sales charge.

The operation of the sales charge limitation for Policies issued prior to July 10, 1995 is illustrated by the following example. A 67-year-old male non-smoker purchased a Policy with a face amount in excess of $250,000 when he was age 65. He has paid $30,000 in premiums under the Policy and it has a guideline annual premium (GAP) of $15,997 and a Target Premium (TP) of $11,835. He surrenders his policy during the second policy year. In the absence of the sales charge limitation, the maximum deferred sales charge would be 50% of the lesser of premiums paid ($30,000) or the maximum amount of premiums subject to the deferred sales charge (TP X Maximum Number of TP's = $11,835 X 2.269 = $26,854), which results in 50% of $26,854 (the "Maximum Chargeable Amount" or "MCA") or $13,427 as the maximum deferred sales charge. However, under the formula described above, the maximum sales charge allowable will be $5,885. This is calculated as the sum of:

           (i)    30% of one GAP, or $4,799 [.30 X $15,997 = $4,799], because one GAP ($15,997) is less than premiums paid ($30,000) and less than the MCA ($26,854);

         plus

           (ii) 10% of the MCA in excess of one GAP, or $1,086 (.10 X $10,857 = $1,086) because the MCA in excess of one GAP ($26,854 - $15,997 = $10,857) is less than premiums paid in excess of one GAP ($30,000 - $15,997 = $14,003) and less than the amount of a second GAP ($15,997);

         plus

           (iii) $0, because no premiums in excess of two GAPs were paid and would not have been chargeable in any event, as the MCA was less than two GAPs.

Thus, (i) $4,799 plus (ii) $1,086 plus (iii) $0 equals $5,885, the maximum sales charge allowable.

If the Policy in the foregoing example were issued on or after July 10, 1995, the maximum sales charge allowable would be $5,873, because the maximum amount of Target Premiums subject to the deferred sales charge would be 2.259 (from Table 3) instead of 2.269 (from Table 2).

Since a deferred sales charge is deducted when a Policy terminates for failure to make the required payment following the Policy's going into default, the sales charge limitation will apply if the termination occurs during the two-year period following issuance or any increase in face amount. If the Policy terminates during the two years after a face amount increase, the sales charge limitation will relate only to the sales charges applicable to the increase.

CHARGES ON PARTIAL WITHDRAWALS. Whenever a portion of the surrender charges is deducted as a result of a partial withdrawal of Policy Value in excess of the Withdrawal Tier Amount, we will reduce the Policy's remaining surrender charges by the amount of the charges taken. The surrender charges not assessed as a result of the 10% free withdrawal provision remain in effect under the Policy and may be assessed upon surrender or lapse, other partial withdrawals, or a requested decrease in face amount. The portion of the surrender charges assessed will be based on the ratio of (i) to (ii), where

          (i) is the amount of the withdrawal in excess of the Withdrawal Tier Amount, and

          (ii) is the Net Cash Surrender Value of the Policy less the Withdrawal Tier Amount immediately prior to the withdrawal.

We will deduct the surrender charges from each Investment Account and the Fixed Account in the same proportion as the amount of the withdrawal taken from such account bears to the total amount of the withdrawal. If the amount in the account is insufficient to pay the portion of the surrender charges allocated to that account, then the portion of the withdrawal allocated to that account will be reduced so that the withdrawal plus the portion of the surrender charges allocated to that account equal the value of that account.

Units equal to the amount of the partial withdrawal taken, and surrender charges deducted, from each Investment Account will be canceled based on the value of such units determined at the end of the Business Day on which we receive a written request for withdrawal at our Service Office.

If the Option 1 death benefit is in effect under a Policy from which a partial withdrawal is made, we will reduce the face amount of the Policy. If the death benefit is equal to the face amount at the time of withdrawal, the face amount will be reduced by the amount of the withdrawal plus the portion of the surrender charges assessed. If the death benefit is based upon the Policy Value times the applicable percentage set forth under Insurance Benefit -- "Death Benefit Options" above, the face amount will be reduced only to the extent that the amount of the withdrawal plus the portion of the surrender charges assessed exceeds the difference between the death benefit and the face amount.

Reductions in face amount resulting from partial withdrawals will not incur any surrender charges above the surrender charges applicable to the withdrawal. When the face amount of a Policy is based on one or more increases subsequent to issuance of the Policy, a reduction resulting from a partial withdrawal will be applied in the same manner as a requested decrease in face amount, i.e., against the face amount provided by the most recent increase, then against the next most recent increases successively and finally against the initial face amount.

CHARGES ON DECREASES IN FACE AMOUNT. As with partial withdrawals, we will deduct a portion of a Policy's surrender charges upon a decrease, or a cancellation of an increase, in face amount which you request. Since surrender charges are determined separately for the initial face amount and each face amount increase, and since a decrease in face amount will have a different impact on each level of insurance coverage, we will determine separately the portion of the surrender charges to be deducted with respect to each level of insurance coverage. That portion will be the same as the ratio of the amount of the reduction in such coverage to the amount of such coverage prior to the reduction.

As noted under Insurance Benefit -- "Face Amount Changes," we apply decreases to the most recent increase first and thereafter to the next most recent increases successively. We will deduct the charges from the Policy Value, and we will allocate the amount so deducted among the Investment Accounts and the Fixed Account in the same proportion as the Policy Value in each bears to the Net Policy Value. Whenever a portion of the surrender charges is deducted as a result of a decrease in face amount, the Policy's remaining surrender charges will be reduced by the amount of the charges taken.

CHARGES REMAINING AFTER FACE AMOUNT DECREASES OR PARTIAL WITHDRAWALS. Each time a pro-rata deferred underwriting charge or a pro-rata deferred sales charge for a face amount decrease or for a partial withdrawal is deducted, the remaining deferred underwriting charge and deferred sales charge will be reduced proportionately.

We will calculate the remaining deferred underwriting charge using Table 1 above. The actual remaining charge will be the result of (a) divided by (b), multiplied by (c), where

          (a) is the grading percentage applicable to the life insured's issue age and Policy duration;

          (b) is the grading percentage applicable to the life insured's issued age at the time of the last face amount decrease or partial withdrawal;

          and

          (c) is the remaining deferred sales charge prior to the last face amount decrease or partial withdrawal less the deferred underwriting charge deducted for that face amount decrease or partial withdrawal.

We will calculate the remaining deferred sales charge using Table 2 above and Appendix C. The actual remaining charge will be the result of (a) divided by
(b), multiplied by (c), where:

          (a)  is the grading percentage applicable to the Policy duration;

          (b) is the grading percentage at the time of the last face amount decrease or partial withdrawal;

          and

          (c) is the remaining deferred sales charge prior to the last face amount decrease or partial withdrawal less the deferred sales charge deducted for that face amount decrease or partial withdrawal.

Until the sum of premiums paid equals or exceeds the number of Target Premiums subject to deferred sales charge multiplied by the Target Premium, subsequent premium payments will increase the remaining referred sales charge.

MONTHLY DEDUCTIONS

Each month we make a deduction from Policy Value consisting of an administration charge, a charge for the cost of insurance, a charge for mortality and expense risks, and charge(s) for any supplementary benefit(s) (see Other Provisions -- "Supplementary Benefits"). We allocate the monthly deduction among the Investment Accounts and (other than the mortality and expense risks charge) the Fixed Account in the same proportion as the Policy Value in each bears to the Net Policy Value. Monthly deductions due prior to the effective date will be taken on the effective date instead of the dates they were due. If the Policy is still in force when the life insured attains age 100, no further monthly deductions will be taken from the Policy Value.

ADMINISTRATION CHARGE

The monthly administration charge is $35 until the first anniversary and, thereafter, $10 (the right is reserved to increase the administration charge by an additional amount of up to $.01 per $1,000 of face amount per month). The charge is designed to cover certain administrative expenses associated with the Policy, including maintaining policy records, collecting premiums and processing death claims, surrender and withdrawal requests and various charges permitted under a Policy.

COST OF INSURANCE CHARGE

The monthly charge for the cost of insurance is determined by multiplying the applicable cost of insurance rate times the net amount at risk at the beginning of each policy month. The cost of insurance rate is based on

     -    the life insured's issue age,

     -    the duration of the coverage,

     -    sex (unless unisex rates are required by law),

     -    risk class, and,

     - in the case of certain Policies issued in group or sponsored arrangements providing for reduction in cost of insurance charges (see "Special Provisions For Group Or Sponsored Arrangements"), the face amount of the Policy.

See Miscellaneous Matters -- "Legal Considerations." We determine the rate separately for the initial face amount and for each increase in face amount. Cost of insurance rates will generally increase with the life insured's age. Any additional ratings as indicated in the Policy will be added to the cost of insurance rate.

We use cost of insurance rates that reflect our expectations as to future mortality experience as based on current experience. We may change the rates from time to time on a basis which does not unfairly discriminate within the class of life insureds. In no event will the cost of insurance rate exceed the guaranteed rate set forth in the Policy except to the extent that an extra rate is imposed because of an additional rating applicable to the life insured or if simplified underwriting is granted in a group or sponsored arrangement (see "Special Provisions For Group Or Sponsored Arrangements"). The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Smoker/Nonsmoker Mortality Tables.

If requested by the applicant, we may offer the Policy with provisions based on actuarial tables that do not differentiate on the basis of sex to such prospective purchasers in states where the unisex version of the Policy has been approved.

The State of Montana currently prohibits the issuance of policies with assumptions that distinguish between men and women in determining premiums and policy benefits for policies issued on the life of any of its residents.

The net amount at risk to which the cost of insurance rate is applied is the difference between the death benefit, divided by 1.0032737 (a factor which reduces the net amount at risk for cost of insurance charge purposes by taking into account assumed monthly earnings at an annual rate of 4%), and the Policy Value. Because different cost of insurance rates may apply to different levels of insurance coverage, we will calculate the net amount at risk separately for each level of insurance coverage. When the Option 1 death benefit is in effect, for purposes of determining the net amount at risk applicable to each level of insurance coverage, the Policy Value is attributed first to the initial face amount and then, if the Policy Value is greater than the initial face amount, to each increase in face amount in the order made.

Because the calculation of the net amount at risk is different under the death benefit options when more than one level of insurance coverage is in effect, a change in the death benefit option may result in a different net amount at risk for each level of insurance coverage than would have occurred had the death benefit option not been changed. Since the cost of insurance is calculated separately for each level of insurance coverage, any change in the net amount at risk for a level of insurance coverage resulting from a change in the death benefit option may affect the amount of the charge for the cost of insurance. Partial withdrawals and decreases in face amount will also affect the manner in which the net amount at risk for each level of insurance coverage is calculated.

MORTALITY AND EXPENSE RISK CHARGE

We make a monthly charge against your Policy Value for the mortality and expense risks we assume under the Policies. We make this charge at the beginning of each policy month at an annual rate of

     - .90% through the later of the tenth anniversary of the Policy and your attained age of 60

     -    and, thereafter, .45%.

We assess the charge against the value of your Investment Accounts by canceling units in the same proportion as the value of each Investment Account bears to the total value of your Investment Accounts. The mortality risk assumed is that lives insured may live for a shorter period of time than we estimated. The expense risk assumed is that expenses incurred in issuing and administering the Policies will be greater than we estimated. We estimate that virtually all of the mortality and expense risks charge currently relates to expense risks. We will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the Policies.

OTHER CHARGES

Currently, we make no charge against the Separate Account for federal, state or local taxes that may be attributable to the Separate Account or to our operations with respect to the Policies. However, if we incur any such taxes, we may make a charge therefor.

We impose charges on certain transfers of Policy Values, including a $25 charge for each transfer in excess of twelve in a policy year and a $5 charge for each Dollar Cost Averaging transfer when Policy Value does not exceed $15,000. See Policy Values -- "Transfers Of Policy Value."

The Separate Account purchases shares of Portfolios at net asset value. The net asset value of those shares reflects the investment management fees and expenses of the Portfolios, which are set forth below. More detailed information concerning these fees and expenses is set forth under the caption "Management of The Trust" in the prospectus for the Trust that accompanies this prospectus.

TRUST ANNUAL EXPENSES
(as a percentage of Trust average net assets)

                                                              OTHER EXPENSES
                                           MANAGEMENT          (AFTER EXPENSE             TOTAL TRUST
TRUST PORTFOLIO                               FEES            REIMBURSEMENT)***         ANNUAL EXPENSES
-------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets........       0.850%                0.360%                     1.210%
Science & Technology................       1.100%                0.110%                     1.210%
International Small Cap.............       1.100%                0.150%                     1.250%
Aggressive Growth...................       1.000%+               0.090%                     1.090%

Emerging Small Company..............       1.050%                0.050%                     1.100%
Small Company Blend.................       1.050%                0.150%*                    1.200%
Mid Cap Growth......................       0.950%+               0.040%                     0.990%
Mid Cap Stock.......................       0.925%                0.000%*                    0.925%

                                                              OTHER EXPENSES
                                           MANAGEMENT          (AFTER EXPENSE             TOTAL TRUST
TRUST PORTFOLIO                               FEES            REIMBURSEMENT)***         ANNUAL EXPENSES
-------------------------------------------------------------------------------------------------------
Overseas............................       0.950%                0.210%                     1.160%
International Stock.................       1.050%                0.200%                     1.250%
International Value.................       1.000%                0.300%*                    1.300%
Mid Cap Blend.......................       0.850%+               0.050%                     0.900%
Small Company Value.................       1.050%                0.180%                     1.230%
Global Equity.......................       0.900%                0.110%                     1.010%
Growth..............................       0.850%                0.050%                     0.900%
Large Cap Growth....................       0.875%+               0.130%                     1.005%
Quantitative Equity.................       0.700%                0.060%                     0.760%
Blue Chip Growth....................       0.875%+               0.045%                     0.920%
Real Estate Securities..............       0.700%                0.060%                     0.760%
Value...............................       0.800%                0.050%                     0.850%
Equity Index........................       0.250%                0.150%**                   0.400%**
Growth & Income.....................       0.750%                0.040%                     0.790%
U.S. Large Cap Value................       0.875%                0.100%*                    0.975%
Equity-Income.......................       0.875%+               0.050%                     0.925%
Income & Value......................       0.800%                0.090%                     0.890%
Balanced............................       0.800%                0.070%                     0.870%
High Yield..........................       0.775%                0.065%                     0.840%
Strategic Bond......................       0.775%                0.075%                     0.850%
Global Bond.........................       0.800%                0.110%                     0.910%
Total Return........................       0.775%                0.100%*                    0.875%
Investment Quality Bond.............       0.650%                0.070%                     0.720%
Diversified Bond....................       0.750%                0.140%                     0.890%
U.S. Government Securities..........       0.650%                0.070%                     0.720%
Money Market........................       0.500%                0.120%                     0.620%
Lifestyle Aggressive 1000#..........            0%               1.110%***                  1.110%
Lifestyle Growth 820#...............            0%               1.000%***                  1.000%
Lifestyle Balanced 640#.............            0%               0.920%***                  0.920%
Lifestyle Moderate 460#.............            0%               0.830%***                  0.830%
Lifestyle Conservative 280#.........            0%               0.720%***                  0.720%

+Management Fees for these portfolios changed effective May 1, 1999. Prior to May 1, 1999, management fees were as follows:

           Aggressive Growth Trust            1.050%
           Mid Cap Growth Trust               1.000%
           Mid Cap Blend Trust                0.750%
           Large Cap Growth Trust             0.750%
           Blue Chip Growth Trust             0.925%
           Equity Income Trust                0.800%
           Income & Value Trust               0.750%

*Based on estimates of payments to be made during the current fiscal year.

** Under the Advisory Agreement, MSS has agreed o reduce its advisory fee or reimburse the Equity Index Trust if the total of all expenses (excluding advisory fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) exceed an annual rate of 0.15% of the average annual net assets of the Equity Index Trust. The expense limitation will continue in effect from year to year unless otherwise terminated at any year end by MSS on 30 days' notice to the Trust. If this expense reimbursement had not been in effect, Total Trust Annual Trust. If this expense reimbursement had not been in effect, Total Trust Annual Trust. If this expense reimbursement had not been in effect, Total Trust Annual Expenses would have been 0.55%, and Other Expenses would have been 0.30%, of the average annual net assets of the Equity Index Trust.

*** Reflects expenses of the Underlying Portfolios. Manufacturers Securities Services, LLC ("MSS") has voluntarily agreed to pay the expenses of each Lifestyle Trust (excluding the expenses of the Underlying Portfolios). This voluntary expense reimbursement may be terminated at any time. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be 0.02% higher, except for the Lifestyle Conservative 280 Trust, which would be 0.03% higher (based on expenses of the Lifestyle Trusts for the fiscal year ended December 31, 1998) as noted in the chart below:

                                          MANAGEMENT             OTHER               TOTAL TRUST
TRUST PORTFOLIO                              FEES               EXPENSES           ANNUAL EXPENSES
----------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000...........            0%               1.130%                1.130%
Lifestyle Growth 820................            0%               1.020%                1.020%
Lifestyle Balanced 640..............            0%               0.940%                0.940%
Lifestyle Moderate 460..............            0%               0.850%                0.850%
Lifestyle Conservative 280..........            0%               0.750%                0.750%

# Each Lifestyle Trust will bear its own pro rata share of the fees and expenses incurred by the Underlying Portfolios in which it invests, and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. Each Lifestyle Portfolio must also bear its own expenses. However, MSS is currently paying those expenses as described in footnote (***) above.

SPECIAL PROVISIONS FOR GROUP OR SPONSORED ARRANGEMENTS

Where permitted by state insurance laws, Policies may be purchased under group or sponsored arrangements, as well as on an individual basis. A "group arrangement" includes a program under which a trustee, employer or similar entity purchases Policies covering a group of individuals on a group basis. In California all participants of group arrangements will be individually underwritten. A "sponsored arrangement" includes a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis.

We may reduce the charges and deductions described above for Policies issued in connection with group or sponsored arrangements. Such arrangements may include sales without withdrawal charges and deductions to our employees, officers, directors, agents, immediate family members of the foregoing, and employees of our agents and of our subsidiaries. We will reduce the above charges and deductions in accordance with our rules in effect as of the date an application for a Policy is approved. To qualify for such a reduction, a group or sponsored arrangement must satisfy certain criteria as to, for example, size of the group, expected number of participants and anticipated premium payments from the group.

Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on such factors as the size of the group or sponsored arrangements, the purposes for which Policies are purchased and certain characteristics of its members. The amount of reduction and the criteria for qualification will reflect the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying groups and sponsored arrangements.

We may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policyowners and all other policyowners funded by the Separate Account.

In addition, groups and persons purchasing under a sponsored arrangement may apply for simplified underwriting. If simplified underwriting is granted, the cost of insurance charge may increase as a result of higher anticipated mortality experience. In addition, groups or persons purchasing under a sponsored arrangement may request increases or decreases in face amount at any time after issue and decreases in face amount at any time after an increase in face amount.

SPECIAL PROVISIONS FOR EXCHANGES

We will permit owners of certain life insurance policies issued either by us or Manufacturers Life to exchange their policies for the Policies described in this prospectus. Charges under the policies being exchanged or the Policies issued in exchange therefor may be reduced or eliminated. Owners of certain policies may be entitled to convert their policies to the Policies described in this prospectus. If they elect to convert, they may receive a credit upon conversion in an amount up to their first-year premium. Policy loans made under policies being exchanged may, in some circumstances, be carried over to the new Policies without repayment at the time of exchange. Policyowners considering an exchange should consult their tax advisers as to the tax consequences of an exchange.

THE GENERAL ACCOUNT

By virtue of exclusionary provisions, interests in our general account have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither our general account nor any interests therein are subject to the provisions of these acts, and as a result the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the general account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

Our general account consists of all assets owned by us other than those in our separate accounts. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.

You may elect to allocate net premiums to the Fixed Account or to transfer all or a portion of your Policy Value to the Fixed Account from the Investment Accounts. Transfers from the Fixed Account to the Investment Accounts are subject to restrictions. See Policy Values -- "Transfers Of Policy Value" and "Policy Value." We will hold the reserves required for any portion of the Policy Value allocated to the Fixed Account in our general account. However, your allocation of Policy Value to the Fixed Account does not entitle you to share in the investment experience of our general account. Instead, we guarantee that your Policy Value in the Fixed Account will accrue interest daily at an effective annual rate of at least 4%, without regard to the actual investment experience of our general account. We may, at our sole discretion, credit a higher rate of interest, although we are not obligated to do so. You assume the risk that interest credited may not exceed the guaranteed minimum rate of 4% per year.

OTHER GENERAL POLICY PROVISIONS

POLICY DEFAULT

Unless the Death Benefit Guarantee is in effect, your Policy will go into default if the Policy's Net Cash Surrender Value at the beginning of any policy month would go below zero after deducting the monthly deductions then due. We will notify you of the default and will allow a 61-day grace period in which you may make a premium payment sufficient to bring the Policy out of default. The payment you must make will be equal to the amount necessary to bring the Net Cash Surrender Value to zero, if it was less than zero at the date of default, plus the monthly deductions due at the date of default and at the beginning of each of the two policy months thereafter, based on the Policy Value at the date of default. If we do not receive the required payment by the end of the grace period, we will terminate the Policy and pay to you the Net Cash Surrender Value (subject to any applicable limitation on surrender charges; see Charges And Deductions -- "Surrender Charges") as of the date of default less the monthly deductions then due. If the life insured should die during the grace period following a Policy's going into default, the Policy Value used in the calculation of the death benefit will be the Policy Value as of the date of default, and the insurance benefit payable will be reduced by any outstanding monthly deductions due at the time of death.

POLICY REINSTATEMENT

You can reinstate a Policy which has terminated after going into default at any time within 21 days following the date of termination without furnishing evidence of insurability, subject to the following conditions:

          (a)  The life insured's risk class is standard or preferred; and

          (b)  The life insured's attained age is less than 46.

You can reinstate a Policy which has terminated after going into default at any time within the five-year period following the date of termination subject to the following conditions:

          (a) You must not have surrendered the Policy for its Net Cash Surrender Value;

          (b) You furnish to us satisfactory evidence of the life insured's insurability;

          (c) You pay us a premium equal to the payment required during the 61-day grace period following default to keep the Policy in force; and

          (d) You repay to us an amount equal to any amounts paid by us in connection with the termination of the Policy.

If we approve the reinstatement, the date of reinstatement will be the later of the date of your written request or the date we receive the required payment at our Service Office.

MISCELLANEOUS POLICY PROVISIONS

BENEFICIARY. You may appoint one or more beneficiaries of the Policy by naming them in the application. Beneficiaries may be appointed in three classes -- primary, secondary and final. Thereafter you may change the beneficiary during the life insured's lifetime by giving written notice to us in a form satisfactory to us unless an irrevocable designation has been elected. If the life insured dies and there is no surviving beneficiary, you, or your estate if you are the life insured, will be the beneficiary. If a beneficiary dies before the seventh day after the death of the life insured, we will pay the insurance benefit as if the beneficiary had died before the life insured.

INCONTESTABILITY. We will not contest the validity of a Policy after it has been in force during the life insured's lifetime for two years from the issue date. We will not contest the validity of an increase in face amount or the addition of a supplementary benefit after such increase or addition has been in force during the life insured's lifetime for two years. If a Policy has been reinstated and been in force for less than two years from the reinstatement date, we can contest any misrepresentation of a fact material to the reinstatement.

MISSTATEMENT OF AGE OR SEX. If the life insured's stated age or sex or both in the Policy are incorrect, we will change the face amount of insurance so that the death benefit will be that which the most recent monthly charge for the cost of insurance would have bought for the correct age and sex (unless unisex rates are required by law).

SUICIDE EXCLUSION. If the life insured, whether sane or insane, dies by suicide within two years from the issue date, we will pay only the premiums paid less any partial withdrawals of the Net Cash Surrender Value and any amount in the Loan Account. If the life insured should die by suicide within two years after a face amount increase, the death benefit for the increase will be limited to the monthly deduction for the increase.

ASSIGNMENT. We will not be bound by an assignment until we receive a copy of it at our Service Office. We assume no responsibility for the validity or effects of any assignment.

OTHER PROVISIONS

SUPPLEMENTARY BENEFITS

Subject to certain requirements, you may add one or more supplementary benefits to a Policy, including those providing term insurance for additional insureds, providing accidental death coverage, waiving monthly deductions upon disability, guaranteeing the Policy Value, accelerating benefits in the event of terminal illness, and, in the case of corporate-owned Policies, permitting a change of the life insured. You may obtain more detailed information concerning supplementary benefits from one of our authorized agents. We will deduct the cost of any supplementary benefits as part of the monthly deduction. See Charges And Deductions -- "Monthly Deductions."

PAYMENT OF PROCEEDS

As long as the Policy is in force, we will ordinarily pay any policy loans, partial withdrawals, Net Cash Surrender Value or any insurance benefit within seven days after receipt at our Service Office of all the documents required for such a payment.

We may delay the payment of any policy loans, partial withdrawals, Net Cash Surrender Value or the portion of any insurance benefit that depends on the Fixed Account value for up to six months; otherwise we may delay payment for any period during which (i) the New York Stock Exchange is closed for trading (except for normal holiday closings) or trading on the Exchange is otherwise restricted; or (ii) an emergency exists as defined by the S.E.C. or the S.E.C. requires that trading be restricted; or (iii) the S.E.C. permits a delay for the protection of policyowners. Also, we may deny transfers in the circumstances stated in clauses (i), (ii) and (iii) above and in the circumstances previously set forth. See Policy Values -- "Transfers Of Policy Value."

REPORTS TO POLICYOWNERS

Within 30 days after each policy anniversary, we will send you a statement showing, among other things, the amount of the death benefit, the Policy Value and its allocation among the Investment Accounts, the Fixed Account and the Loan Account, the value of the units in each Investment Account to which the Policy Value is allocated, any Loan Account balance and any interest charged since the last statement, the premiums paid and policy transactions made during the period since the last statement and any other information required by law.

Within 10 days after any transaction involving purchase, sale, or transfer of units of Investment Accounts, we will send a confirmation statement.

You will also be sent an annual and a semi-annual report for Manufacturers Investment Trust which will include a list of the securities held in each Portfolio as required by the 1940 Act.

MISCELLANEOUS MATTERS

PORTFOLIO SHARE SUBSTITUTION

Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the Portfolios may become unsuitable for investment by the Separate Account because of a change in investment policy or a change in the applicable laws or regulations, because the shares are no longer available for investment, or for some other reason. In that event, we may seek to substitute the shares of another Portfolio or of an entirely different mutual fund. Before this can be done, the approval of the S.E.C. and one or more state insurance departments may be required.

We also reserve the right to combine other separate accounts with the Separate Account, to establish additional sub-accounts within the Separate Account, to operate the Separate Account as a management investment company or other form permitted by law, to transfer assets from this Separate Account to another separate account and from another separate account to this Separate Account, and to de-register the Separate Account under the 1940 Act. We would make the change only if permissible under applicable federal and state law.

We will not materially change the investment objectives of the Separate Account without first filing the change with the Insurance Commissioner of the State of Michigan. You will be advised of any change at the time it is made.

FEDERAL INCOME TAX CONSIDERATIONS

The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. You should consult counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "Service"). We make no representation as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Service. WE DO NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY POLICY OR ANY TRANSACTION REGARDING THE POLICIES.

The Policies may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the use of such Policies in any such arrangement, the value of which depends in part on its tax consequences, is contemplated, you should consult a qualified tax adviser for advice on the tax attributes of the particular arrangement.

TAX STATUS OF THE POLICY

Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"), sets forth a definition of a life insurance contract for federal tax purposes. The Secretary of Treasury (the "Treasury") is authorized to prescribe regulations implementing Section 7702. However, while proposed regulations and other interim guidance have been issued, final regulations have not been adopted and guidance as to how Section 7702 is to be applied is limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such Policy would not provide the tax advantages normally provided by a life insurance policy.

With respect to a Policy issued on the basis of a standard rate class, we believe (largely in reliance on IRS Notice 88-128 and the proposed mortality charge regulations under Section 7702, issued on July 5, 1991) that such a Policy should meet the Section 7702 definition of a life insurance contract.

With respect to a Policy that is issued on a substandard basis (i.e., a premium class involving higher-than-standard mortality risk), there is less guidance, in particular as to how mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the Section 7702 definition of a life insurance contract. Thus, it is not clear whether or not such a Policy would satisfy Section 7702, particularly if the policyowner pays the full amount of premiums permitted under the Policy.

If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps are appropriate and reasonable to attempt to cause such a Policy to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702. Section 817(h) of the Code requires that the investments of the Separate Account be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through Manufacturers Investment Trust, intends to comply with the diversification requirements prescribed in Treas. Reg. Sec. 1.817-5, which affect how Manufacturers Investment Trust's assets are to be invested. We believe that the Separate Account will thus meet the diversification requirement, and we will monitor continued compliance with the requirement.

In certain circumstances, owners of variable life insurance Policies may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their Policies. In those circumstances, income and gains from the separate account assets would be includible in the variable policyowner's gross income. The IRS has stated in published rulings that a variable policyowner will be considered the owner of separate account assets if the policyowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policyowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyowners may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets.

For example, the Policy has many more Portfolios to which policyowners may allocate premium payments and Policy Values than were available in the policies described in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, we do not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the Policy as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

IN GENERAL. We believe that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance policy for federal income tax purposes. Thus, the death benefit under the Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code.

Depending on the circumstances, the exchange of a Policy, a change in the Policy's [Generally, you will not be deemed to be in constructive receipt of your Policy Value until there is a distribution.] death benefit option, a Policy loan, a partial withdrawal, a surrender, a change in ownership, a change of insured, the addition of an accelerated death benefit rider, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each policyowner or beneficiary. Generally, the policyowner will not be deemed to be in constructive receipt of the Policy Value, including increments thereof, until there is a distribution. The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a "Modified Endowment Contract." Upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of indebtedness exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax, regardless of whether the Policy is or is not a Modified Endowment Contract.

MODIFIED ENDOWMENT CONTRACTS. Section 7702A establishes a class of life insurance contracts designated as "Modified Endowment Contracts," which applies to Policies entered into or materially changed after June 20, 1988.

Because of the Policy's flexibility, classification as a Modified Endowment Contract will depend on the individual circumstances of each Policy. In general, a Policy will be a Modified Endowment Contract if the accumulated premiums paid at any time during the first seven policy years exceed the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a Modified Endowment Contract after a material change generally depends upon the relationship of the death benefit and Policy Value at the time of such change and the additional premiums paid in the seven years following the material change. If a premium is received which would cause the Policy to become a Modified Endowment Contract
(MEC) within 23 days of the next policy anniversary, we will not apply the portion of the premium which would cause MEC status (excess premium) to the Policy when received. The excess premium will be placed in a suspense account until the next anniversary date, at which point the excess premium, along with interest earned on the excess premium at a rate of 3.5% from the date the premium was received, will be applied to the Policy. The policyowner will be advised of this action and will be offered the opportunity to have the premium credited as of the original date received or to have the premium returned. If the policyowner does not respond, the premium and interest will be applied to the Policy as of the first day of the next anniversary.

If a premium is received which would cause your Policy to become a MEC more than 23 days prior to the next policy anniversary, we will refund any excess premium to you. The portion of the premium which is not excess will be applied as of the date received. We will advise you of this action and will offer to return the premium and have it credited to the account as of the original date received.

If, in connection with the application or issue of the Policy, you acknowledge that your Policy is or will become a MEC, we will credit excess premiums that would cause MEC status as of the date received.

Further, if a transaction occurs which reduces the face amount of your Policy during the first seven years, we will retest the Policy, retroactive to the date of purchase, to determine compliance with the seven-pay test based on the lower face amount. As well, if a reduction of the face amount occurs within seven years of a material change, we will retest the Policy for compliance retroactive to the date of the material change. Failure to comply would result in classification as a Modified Endowment Contract regardless of any efforts by us to provide a payment schedule that will not violate the seven-pay test.

The rules relating to whether a Policy will be treated as a Modified Endowment Contract are extremely complex and cannot be adequately described in the limited confines of this summary. Therefore, you should consult with a competent adviser to determine whether a transaction will cause the Policy to be treated as a Modified Endowment Contract.

DISTRIBUTIONS FROM POLICIES CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS. Policies classified as Modified Endowment Contracts will be subject to the following tax rules: First, all partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy Value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by such a Policy are treated as partial withdrawals from the Policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as a loan. Third, a 10% additional income tax is imposed on the portion of any distribution (including distributions upon surrender) from, or loans taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the policyowner attains age 59 1/2, is attributable to the policyowner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and the policyowner's beneficiary.

DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS. A distribution from a Policy that is not a Modified Endowment Contract is generally treated as a tax-free recovery by the policyowner of the investment in the Policy (described below) to the extent of such investment in the Policy, and as a distribution of taxable income only to the extent the distribution exceeds the investment in the Policy. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the policyowner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

Loans from, or secured by, a Policy that is not a Modified Endowment Contract are not treated as distributions. Instead, such loans are treated as indebtedness of the policyowner. Select Loans may, however, be treated as a distribution.

Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a Modified Endowment Contract are subject to the 10% additional tax.

POLICY LOAN INTEREST. Generally, personal interest paid on any loan under a Policy which is owned by an individual is not deductible. In addition, except for the transition rules described in the paragraph below, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual who is an officer or employee of or is financially interested in the business carried on by the taxpayer will not be tax deductible unless the employee is a key person within the meaning of Section 264 of the Code. A deduction will not be permitted for interest on a loan under a policy held on the life of a key person to the extent the aggregate of such loans with respect to contracts covering the key person exceeds $50,000. The number of employees who can qualify as key persons depends in part on the size of the employer but cannot exceed 20 individuals.

For policies issued after June 20, 1986 and prior to January 1, 1994 a transition rule permits all or a portion of the interest paid on policy debt incurred before January 1, 1996 to be deducted. For policies issued in 1994 or 1995 the transition rule applies to indebtedness incurred before January 1, 1997. To be deducted the interest must be paid or accrued prior to January 1, 1999, and must meet other rules contained in Section 264 of the Code and section 501 of the Health Insurance Portability and Accountability Act of 1996.

Furthermore, if a non-natural person owns a policy, or is the direct or indirect beneficiary under a policy, Section 264(f) of the Code disallows a pro-rata portion of the taxpayer's interest expense allocable to unborrowed policy cash values attributable to insurance held on the lives of individuals who are not 20% (or more) owners of the taxpayer-entity, officers, employees, or former employees of the taxpayer.

The portion of the interest expense that is allocable to unborrowed policy cash values is an amount that bears the same ratio to that interest expense as the taxpayer's average unborrowed policy cash values under such life insurance policies bears to the average adjusted bases for all assets of the taxpayer.

If the taxpayer is not the owner, but is the direct or indirect beneficiary under the contract, then the amount of unborrowed cash value of the policy taken into account in computing the portion of the taxpayer's interest expense allocable to unborrowed policy cash values cannot exceed the benefit to which the taxpayer is directly or indirectly entitled under the policy.

INVESTMENT IN THE POLICY. Investment in the Policy means (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which has been excluded from gross income of the policyowner (except that the amount of any loan from, or secured by, a Policy that is a Modified Endowment Contract, to the extent such amount has been excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a Modified Endowment Contract to the extent that such amount has been included in the gross income of the policyowner.

MULTIPLE POLICIES. All Modified Endowment Contracts that are issued by us (or our affiliates) to the same policyowner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the gross income under Section 72(e) of the Code.

THE COMPANY'S TAXES

As a result of the Omnibus Budget Reconciliation Act of 1990, insurance companies are generally required to capitalize and amortize certain policy acquisition expenses over a 10-year period rather than currently deducting such expenses. This treatment applies to the deferred acquisition expenses of a Policy and results in a significantly higher corporate income tax liability for the Company. We reserve the right to make a charge to premiums to compensate us for the anticipated higher corporate income taxes.

At the present time, we make no charge to the Separate Account for any federal, state or local taxes that we incur that may be attributable to the Account or to the Policies. We, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Separate Account or to the Policies.

DISTRIBUTION OF THE POLICY

ManEquity, Inc., one of our indirect wholly-owned subsidiaries, acts as the principal underwriter of, and continuously offers, the Policies pursuant to a Distribution Agreement with us. ManEquity, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. The Policies will be sold by registered representatives of either ManEquity, Inc. or other broker-dealers having distribution agreements with ManEquity, Inc. who are also authorized by state insurance departments to do so. Compensation is comprised of first-year commissions and bonus not to exceed 105% of premiums paid up to the Target Premium, commissions not to exceed 2% of premiums in excess thereof and, after the third anniversary, 0.15% of the Policy Value per annum. If certain standards with regard to the sale of the Policies and certain other policies issued by us or Manufacturers Life (USA) are met, additional compensation will be available.

RESPONSIBILITIES ASSUMED BY MANUFACTURERS LIFE

Manufacturers Life and Manufacturers USA have entered into an agreement with ManEquity, Inc. pursuant to which Manufacturers Life or Manufacturers USA, on behalf of ManEquity, Inc., will pay the sales commissions in respect of the Policies and certain other policies issued by us, prepare and maintain all books and records required to be prepared and maintained by ManEquity, Inc. with respect to the Policies and such other policies, and send all confirmations required to be sent by ManEquity, Inc. with respect to the Policies and such other policies. ManEquity, Inc. will promptly reimburse Manufacturers Life or Manufacturers USA for all sales commissions paid by them and will pay them for their other services under the agreement in such amounts and at such times as agreed to by the parties.

Manufacturers Life and Manufacturers USA have also entered into a Service Agreement with us pursuant to which Manufacturers Life or Manufacturers USA will provide to us all issue, administrative, general services and recordkeeping functions on our behalf with respect to all of our insurance policies including the Policies.

Finally, Manufacturers Life of America may, from time to time in its sole discretion, enter into one or more reinsurance agreements with other life insurance companies under which policies issued by it may be reinsured, such that its total amount at risk under a policy would be limited for the life of an insured.

VOTING RIGHTS

As stated above, we will invest all of the assets held in the sub-accounts of the Separate Account in shares of a particular Portfolio of Manufacturers Investment Trust. We are the legal owner of those shares and as such have the right to vote upon matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual and to vote upon any other matters that may be voted upon at a shareholders' meeting. However, we will vote shares held in the sub-accounts in accordance with instructions received from policyowners having an interest in such sub-accounts.

We will vote shares held in each sub-account for which no timely instructions from policyowners are received, including shares not attributable to Policies, in the same proportion as those shares in that sub-account for which instructions are received. Should the applicable federal securities laws or regulations change so as to permit us to vote shares held in the Separate Account in our own right, we may elect to do so.

The number of shares in each sub-account for which instructions may be given by a policyowner is determined by dividing the portion of the Policy Value derived from participation in that sub-account, if any, by the value of one share of the corresponding Portfolio of Manufacturers Investment Trust. We will determine the number as of a date chosen by us, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the shareholders' meeting.

We may, if required by state insurance officials, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Portfolios, or to approve or disapprove an investment management contract. In addition, we may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that we reasonably disapprove such changes in accordance with applicable federal regulations. If we disregard voting instructions, we will advise you of that action and our reasons for such action in the next communication to policyowners.

DIRECTORS AND OFFICERS OF MANUFACTURERS LIFE OF AMERICA

                                    Position with
                                    Manufacturers Life
Name                                of America                       Principal Occupation
Sandra M. Cotter (36)               Director                         Attorney, Dykema Gosset, PLLC, 1989 to present.
                                    (since December 1992)

James D. Gallagher (44)             Director (since May 1996),       Vice President, Secretary and General Counsel,
                                    Secretary and                    The Manufacturers Life Insurance Company (USA),
                                    General Counsel                  January 1997 to present; Secretary and General
                                                                     Counsel, Manufacturers Adviser Corporation,
                                                                     January 1997 to present; Vice President, Legal
                                                                     Services - U.S. Operations, The Manufacturers
                                                                     Life Insurance Company, January 1996 to
                                                                     present; Vice President, Secretary and General
                                                                     Counsel, The Manufacturers Life Insurance
                                                                     Company of North America , 1994 to present;
                                                                     Vice President and Associate General Counsel,
                                                                     The Prudential Insurance Company of America,
                                                                     1991 to 1994.

Theodore Kilkuskie, Jr. (43)        Director (since May 1996)        Senior Vice President, U.S. Annuities, The
                                                                     Manufacturers Life Insurance Company, January
                                                                     1999 to present; President, The Manufacturers
                                                                     Life Insurance Company of North America,
                                                                     January 1999 to present; Senior Vice President,
                                                                     U.S. Individual Insurance, The Manufacturers
                                                                     Life Insurance Company, August 1998 to December
                                                                     1998; Vice President, U.S. Individual
                                                                     Insurance, The Manufacturers Life Insurance
                                                                     Company, June 1995 to February 1998; Executive
                                                                     Vice President, Mutual Fund Sales & Marketing,
                                                                     State Street Research, March 1994 to June 1995.

James O'Malley (52)                 Director (since November 1998)   Senior Vice President, U.S. Pensions, The
                                                                     Manufacturers Life Insurance Company, January
                                                                     1999 to present; Vice President, Systems New
                                                                     Business Pensions, The Manufacturers Life
                                                                     Insurance Company,  1984 to December 1998.

Joseph J. Pietroski (60)            Director (since July 1992)       Senior Vice President, General Counsel and
                                                                     Corporate Secretary, The Manufacturers Life
                                                                     Insurance Company, 1988 to present.

John D. Richardson (61)             Chairman and Director            Senior Executive Vice President, The
                                    (since January 1995)             Manufacturers Life Insurance Company; January
                                                                     1999 to present; Executive Vice President, U.S.
                                                                     Operations, The Manufacturers Life Insurance
                                                                     Company, November 1995 to December 1998; Senior
                                                                     Vice President and General Manager, U.S.
                                                                     Operations, The Manufacturers Life Insurance
                                                                     Company, January 1995 to October 1997; Senior
                                                                     Vice President and General Manager, Canadian
                                                                     Operations, The Manufacturers Life Insurance
                                                                     Company, June 1992 to December 1994.

Victor Apps (51)                    Vice President, Asia             Executive Vice President, Asia Operations, The
                                                                     Manufacturers Life Insurance Company, November
                                                                     1997 to present; Senior Vice President and
                                                                     General Manager, Greater China Division, The
                                                                     Manufacturers Life Insurance Company, 1995 to
                                                                     1997; Vice President and General Manager,
                                                                     Greater China Division, The Manufacturers Life
                                                                     Insurance Company, 1993 to 1995; International
                                                                     Vice President, Asia Pacific Division, The
                                                                     Manufacturers Life Insurance Company, 1988 to
                                                                     1993.

Felix Chee (52)                     Vice President, Investments      Executive Vice President ,The Manufacturers
                                                                     Life Insurance Company; November 1997 to
                                                                     present, Chief Investment Officer, The
                                                                     Manufacturers Life Insurance Company, June 1997
                                                                     to present, Senior Vice President and
                                                                     Treasurer, The Manufacturers Life Insurance
                                                                     Company, August 1994 to May 1997; Vice
                                                                     President and Treasurer, The Manufacturers Life
                                                                     Insurance Company, October 1993 to July 1994.

Robert A. Cook (44)                 Vice President, Marketing        Senior Vice President, U.S. Individual
                                                                     Insurance, The Manufacturers Life Insurance
                                                                     Company, January 1999 to present; Vice
                                                                     President, Product Management, The
                                                                     Manufacturers Life Insurance Company, 1996 to
                                                                     December 1998; Sales and Marketing Director,
                                                                     The Manufacturers Life Insurance Company, 1994
                                                                     to 1995.

Hugh C. McHaffie (40)               Vice President                   Vice President, Product Development, U.S.
                                                                     Annuities, The Manufacturers Life Insurance
                                                                     Company, January 1996 to present; Vice

                                                                     President U.S. Annuities, The Manufacturers
                                                                     Life Insurance Company of North America,
                                                                     September 1996 to present; Vice President,
                                                                     Product Actuary, The Manufacturers Life
                                                                     Insurance Company of North America, August 1994
                                                                     to September 1996; Product Development
                                                                     Executive, The Manufacturers Life Insurance
                                                                     Company of North America, August 1990 to August
                                                                     1994.

Douglas H. Myers (44)               Vice President, Finance and      President, ManEquity, Inc., April 1994 to
                                    Compliance, Controller           present; Assistant Vice President and
                                                                     Controller, U.S. Operations, The Manufacturers
                                                                     Life Insurance Company, 1988 to present.

John G. Vrysen (43)                 Vice President, Appointed        Chief Financial Officer and Treasurer,
                                    Actuary                          Manulife-Wood Logan Holding Co., Inc., January
                                                                     1996 to present; Vice President and Chief
                                                                     Financial Officer, U.S. Operations, The
                                                                     Manufacturers Life Insurance Company, January
                                                                     1996 to present; Vice President and Chief
                                                                     Actuary, The Manufacturers Life Insurance
                                                                     Company of New York, March 1992 to present;
                                                                     Vice President and Chief Actuary, The
                                                                     Manufacturers Life Insurance Company of North
                                                                     America, January 1986 to present.

Jean Wong (35)                      Vice President and Treasurer     Vice President and Chief Accountant, U.S.
                                                                     Division, The Manufacturers Life Insurance
                                                                     Company, May 1998 to present; Chief Accountant,
                                                                     U.S. Division, The Manufacturers Life Insurance
                                                                     Company, July 1996 to May 1998; Director,
                                                                     Finance and Administration, Star Data Systems
                                                                     Inc., December 1995 to July 1996; Vice
                                                                     President and Chief Financial Officer,
                                                                     Primerica Financial Services, June 1993 to
                                                                     December 1995.

IMPACT OF YEAR 2000

The Company makes extensive use of information systems in the operations of its various businesses, including for the exchange of financial data and other information with customers, suppliers and other counterparties. The Company also uses software and information systems provided by third parties in its accounting, business and investment systems.

The Year 2000 risk, as it is commonly known, is the result of computer programs being written suing two digits, rather than four, to define the applicable year. Any of the Company's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the Year 2000. This could result in systems failures or miscalculations causing disruptions of operations, including among other things, a temporary inability to process transactions, send premium billing notices, make claims payments or engage in other normal business activities.

The systems used by the company have been assessed as part of a comprehensive written plan conducted by The Manufacturers Life Insurance Company (collectively with its subsidiaries, "Manulife Financial"), to ensure that computer systems and processes of Manulife Financial and its subsidiaries and affiliates, including the Company, will continue to perform through the end of this century and in the next.

In 1996, in order to make Manulife Financial's systems Year 2000 compliant, a program was instituted to modify or replace both Manulife Financial's information technology systems ("IT systems") and embedded technology systems "Non-IT systems"). The phases of this program include (I) an inventory and assessment of all systems to determine which are critical, (ii) planning and designing the required modifications and replacements, (iii) making these modifications and replacements, (iv) testing modified or replaced systems, (v) redeploying modified or replaced systems and (vi) final management review and certification. For most IT and Non-IT systems identified as critical, certification has been completed for the company. Of those systems classified as critical, management believes that over 99% were Year 2000 compliant at the end of 1998. Management continues to focus attention on the remaining 1% of critical systems. Those that affect the Company are expected to be compliant by the end of the first quarter in 1999. Management believes that the Company's non-critical systems will be Year 2000 compliant by the end of the first quarter 1999.

In addition to efforts directed at Manulife Financial's own systems, Manulife Financial is presently consulting vendors, customers, and other third parties with which it deals in an effort to ensure that no material aspect of Manulife Financial's operations will be hindered by Year 2000 problems of these third parties. This process includes providing third parties with questionnaires regarding the state of their Year 2000 readiness and, where possible or where appropriate, conducting further due diligence activities.

Manulife Financial recognizes the importance of preparing for the change to the Year 2000 and, in January 1999, commenced preparation of contingency plans, in the event that Manulife Financial's year 2000 program has not fully resolved its Year 2000 issues. The Year 2000 Project Management Office for Manulife Financial's U.S. division is coordinating the preparation of the Year 2000 contingency plan on behalf of U.S. Division affiliates and subsidiaries. Contingency planning is targeted for completion by mid-1999.

Management currently believes that, with modifications to existing software and conversions to new software, the Year 2000 risk will not pose significant operations problems for Manulife Financial's computer systems. As part of the Year 2000 program, critical systems were "time-shift" tested in the year 2000 and beyond to confirm that they will continue to function properly before, during and after the change to the Year 2000. However, there can be no assurance that Manulife Financial's Year 2000 program, including consulting third parties and its contingency planning, will avoid any material adverse effect on Manulife Financial's operations, customer relations or financial condition. Manulife Financial estimates the total cost of its Year 2000 program will be approximately $59 million, of which $49.5 million has been incurred through December 31, 1998; however, there can be no assurance that the actual cost incurred will not be materially higher than such estimate. Most costs will be expensed as incurred; however, those costs attributed to the purchase of new software and hardware will generally be capitalized. The total cost of the Year 2000 program is not expected to have a material effect on Manulife Financial's net operating income.

STATE REGULATIONS

We are subject to regulation and supervision by the Michigan Department of Insurance, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions in which we are authorized to do business. The Policies have been filed with insurance officials, and meet all standards set by law, in each jurisdiction where they are sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for the purposes of determining solvency and compliance with local insurance laws and regulations.

PENDING LITIGATION

No litigation is pending that would have a material effect upon the Separate Account or Manufacturers Investment Trust.

ADDITIONAL INFORMATION

We have filed a registration statement under the Securities Act of 1933 with the S.E.C. relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. You may obtain the omitted information from the S.E.C.'s principal office in Washington, D.C. upon payment of the prescribed fee.

For further information you may also contact Manufacturers Life of America's Service Office, the address and telephone number of which are on the cover page of this prospectus.

INDEPENDENT AUDITORS

The consolidated financial statements of Manufacturers Life Insurance Company of America and Separate Account Three of The Manufacturers Life Insurance Company of America at December 31, 1998 and 1997, and for each of the three years in the period ended December 31, 1998, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of Manufacturers Life of America included herein should be distinguished from the financial statements of Separate Account Three and should be considered only as bearing upon the ability of Manufacturers Life of America to meet its obligations under the Policies.

                                        Separate Account Three of
                           The Manufacturers Life Insurance Company of America

                                           Financial Statements

                                   Three years ended December 31, 1998

                                                 CONTENTS

Report of Independent Auditors .............................................
Audited Financial Statements ...............................................
Statement of Assets and Liabilities ........................................
Statements of Operations ...................................................
Statements of Changes in Net Assets ........................................
Notes to Financial Statements ..............................................

                         Report of Independent Auditors

To the Board of Directors
The Manufacturers Life Insurance
    Company of America

We have audited the accompanying statement of assets and liabilities of Separate Account Three of The Manufacturers Life Insurance Company of America as of December 31, 1998 and the related statements of operations and changes in net assets for each of the periods presented therein. These financial statements are the responsibility of The Manufacturers Life Insurance Company of America's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Separate Account Three of The Manufacturers Life Insurance Company of America at December 31, 1998, and the results of its operations and the changes in its net assets for each of the periods presented therein, in conformity with generally accepted accounting principles.

Philadelphia, Pennsylvania
February 4, 1999

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                       Statement of Assets and Liabilities

                                December 31, 1998



                                                                                            SUB-ACCOUNT        NET ASSET
                                                                           NET ASSET           UNITS           VALUE PER
                                                                              VALUE         OUTSTANDING           UNIT
                                                                        --------------------------------------------------


ASSETS

Investment in Manufacturers Investment Trust--at market value:

   Emerging Growth Trust, 2,802,542 shares (cost $62,104,620)             $  66,756,555    $   1,547,427      $   43.14
   Quantitative Equity Trust, 2,069,537 shares (cost $38,807,860)            52,193,727        1,202,134          43.42
   Real Estate Securities Trust, 1,536,662 shares (cost $24,594,352)         22,696,503          689,209          32.93
   Balanced Trust, 2,589,172 shares (cost $43,897,491)                       50,229,936        1,674,992          29.99
   Capital Growth Bond Trust, 1,757,260 shares (cost $19,935,560)            21,245,278          929,261          22.86
   Money Market Trust, 3,170,806 shares (cost $31,708,063)                   31,708,063        1,731,857          18.31
   International Stock Trust, 1,585,335 shares (cost $18,934,357)            20,577,642        1,473,246          13.97
   Pacific Rim Emerging Markets Trust, 822,886 shares (cost $5,198,434)       5,620,314          772,206           7.28
   Equity Index Trust, 2,839,061 shares (cost $37,536,543)                   43,806,714        2,221,635          19.72
   Equity Trust, 1,257,356 shares (cost $25,523,708)                         24,493,286        1,651,448          14.83
   Value Equity Trust, 1,044,760 shares (cost $16,442,598)                   18,575,830        1,154,317          16.09
   Growth and Income Trust, 1,165,238 shares (cost $26,765,264)              33,127,715        1,678,270          19.74
   U.S. Government Securities Trust, 239,148 shares (cost $3,198,130)         3,305,023          276,793          11.94
   Conservative Asset Allocation Trust, 80,313 shares (cost $925,126)           950,102           73,213          12.98
   Moderate Asset Allocation Trust, 234,294 shares (cost $2,942,382)          3,125,486          218,986          14.27
   Aggressive Asset Allocation Trust, 237,596 shares (cost $3,281,821)        3,625,719          233,924          15.50
   International Small Cap Trust, 176,272 shares (cost $2,492,390)            2,693,435          190,424          14.14
   Blue Chip Growth Trust, 566,488 shares (cost $8,957,998)                  10,717,944          519,809          20.62
   Science & Technology Trust, 252,885 shares (cost $3,476,302)               4,936,311          244,906          20.16
   Pilgram Baxter Growth Trust, 122,992 shares (cost $1,528,419)              1,603,809          105,774          15.16
   Small/Mid Cap Trust, 296,586 shares (cost $5,033,231)                      5,863,507          299,424          19.58
   Worldwide Growth Trust, 71,291 shares (cost $1,065,955)                    1,080,064           72,735          14.85
   Global Equity Trust, 208,185 shares (cost $3,996,239)                      4,242,810          259,150          16.37
   Growth Trust, 329,119 shares (cost $6,264,920)                             6,746,944          363,585          18.56
   Value Trust, 253,715 shares (cost $3,817,475)                              3,567,228          251,058          14.21
   International Growth and Income Trust, 124,135 shares (cost                1,405,214          104,239          13.48
   $1,357,908)

   High Yield Trust, 162,690 shares (cost $2,211,281)                         2,101,957          147,641          14.24
   Strategic Bond Trust, 247,629 shares (cost $2,962,146)                     2,902,215          210,298          13.80
   Global Government Bond Trust, 46,669 shares (cost $634,469)                  640,768           45,061          14.22
   Investment Quality Bond Trust, 114,782 shares (cost $1,396,240)            1,430,181           96,815          14.77
   Lifestyle Aggressive 1000 Trust, 288,431 shares (cost $3,929,209)          3,862,092          257,160          15.02
   Lifestyle Growth 820 Trust, 1,150,754 shares (cost $15,767,114)           15,857,396        1,049,185          15.11
   Lifestyle Balanced 640 Trust, 422,244 shares (cost $5,614,581)             5,696,069          382,101          14.91
   Lifestyle Moderate 460 Trust, 48,767 shares (cost $658,448)                  678,344           44,619          15.20
   Lifestyle Conservative 280 Trust, 7,984 shares (cost $102,293)               108,017            7,151          15.11
   Small Company Value Trust, 32,243 shares (cost $355,941)                     366,605           42,981           8.53
                                                                          -------------
Net assets                                                                $ 478,538,803
                                                                          =============


See accompanying notes.

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                            Statements of Operations


                                                                  EMERGING GROWTH                       QUANTITATIVE EQUITY
                                                                     SUB-ACCOUNT                            SUB-ACCOUNT
                                                      ------------------------------------------------------------------------------
                                                       YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED
                                                       DEC. 31/98   DEC. 31/97    DEC. 31/96   DEC. 31/98    DEC. 31/97   DEC. 31/96
                                                      ------------------------------------------------------------------------------
Net investment income:
   Dividend income                                    $   995,471  $        --   $ 7,702,014   $ 5,169,494   $    --    $ 4,240,752
                                                      ------------------------------------------------------------------------------
Realized and unrealized gain (loss) on investments:
   Realized gain (loss) from security
        transactions:
       Proceeds from sales                              6,100,016    7,107,331     4,088,127     4,267,545   3,096,117    1,222,403
       Cost of securities sold                          4,854,772    5,908,528     3,518,688     2,650,426   2,122,759      976,262
                                                      ------------------------------------------------------------------------------
   Net realized gain (loss)                             1,245,244    1,198,803       569,439     1,617,119     973,358      246,141
                                                      ------------------------------------------------------------------------------
   Unrealized appreciation (depreciation) of
       investments:
       Beginning of year                                6,743,875   (1,640,500)    4,794,911     9,470,255   1,534,960    2,295,941
       End of year                                      4,651,935    6,743,875    (1,640,500)   13,385,867   9,470,255    1,534,960
                                                      ------------------------------------------------------------------------------
   Net unrealized appreciation (depreciation) during
     the year                                          (2,091,940)   8,384,375    (6,435,411)    3,915,612   7,935,295     (760,981)
                                                      ------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
   investments                                           (846,696)   9,583,178    (5,865,972)    5,532,731   8,908,653     (514,840)
                                                      ------------------------------------------------------------------------------
Net increase (decrease) in net assets derived from
   operations                                         $   148,775  $ 9,583,178   $ 1,836,042   $10,702,225  $ 8,908,653  $ 3,725,912
                                                      ==============================================================================


* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996

** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998

See accompanying notes.


              REAL ESTATE SECURITIES                          BALANCED                             CAPITAL GROWTH BOND
                   SUB-ACCOUNT                               SUB-ACCOUNT                               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
     YEAR ENDED     YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED      YEAR ENDED    YEAR ENDED     YEAR ENDED
     DEC. 31/98     DEC. 31/97    DEC. 31/96   DEC. 31/98    DEC. 31/97    DEC. 31/96      DEC. 31/98    DEC. 31/97     DEC. 31/96

------------------------------------------------------------------------------------------------------------------------------------


    $ 3,092,425    $        --   $ 2,776,056   $ 5,710,136    $        --   $ 4,478,042    $ 1,051,960   $        --    $   864,430
    --------------------------------------------------------------------------------------------------------------------------------



      2,650,837      1,134,797       660,261     3,244,479      4,291,414     1,836,560      3,019,340     1,876,127      1,292,420
      2,269,138        898,569       631,891     2,557,957      3,671,860     1,674,031      2,667,419     1,866,847      1,363,232
    --------------------------------------------------------------------------------------------------------------------------------
        381,699        236,228        28,370       686,522        619,554       162,529        351,921         9,280        (70,812)
    --------------------------------------------------------------------------------------------------------------------------------


      5,819,408      2,155,063       748,034     6,626,044        958,041     2,693,376      1,199,605      (223,171)       153,798
     (1,897,849)     5,819,409     2,155,063     6,332,445      6,626,043       958,041      1,309,718     1,199,605       (223,171)
    --------------------------------------------------------------------------------------------------------------------------------
     (7,717,257)     3,664,346     1,407,029      (293,599)     5,668,002    (1,735,335)       110,113     1,422,776       (376,969)
    --------------------------------------------------------------------------------------------------------------------------------

     (7,335,558)     3,900,574     1,435,399       392,923      6,287,556    (1,572,806)       462,034     1,432,056       (447,781)

    --------------------------------------------------------------------------------------------------------------------------------
    $(4,243,133)   $ 3,900,574   $ 4,211,455   $ 6,103,059    $ 6,287,556   $ 2,905,236    $ 1,513,994   $ 1,432,056    $   416,649
    ================================================================================================================================

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                      Statements of Operations (continued)


                                                             MONEY MARKET                          INTERNATIONAL STOCK
                                                             SUB-ACCOUNT                               SUB-ACCOUNT
                                               -------------------------------------------------------------------------------------
                                               YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
                                               DEC. 31/98    DEC. 31/97     DEC. 31/96     DEC. 31/98    DEC. 31/97     DEC. 31/96
                                               -------------------------------------------------------------------------------------
Net investment income:
   Dividend income                             $  1,481,440  $  1,159,280   $  1,505,315   $    313,529  $    209,753   $    248,736
                                               -------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on
     investments:
   Realized and unrealized gain (loss) from
    security  transactions:
       Proceeds from sales                       55,917,389    18,425,413     17,344,859      4,550,901       780,310        289,302
       Cost of securities sold                   55,917,389    19,340,111     16,936,049      3,876,157       656,813        250,445
                                               -------------------------------------------------------------------------------------
   Net realized gain (loss)                              --      (914,698)       408,810        674,744       123,497         38,857
                                               -------------------------------------------------------------------------------------
   Unrealized appreciation (depreciation) of
       investments:
       Beginning of year                                 --      (914,724)       233,720        131,809       450,565         99,777
       End of year                                       --             1       (914,724)     1,643,285       131,811        450,565
                                               -------------------------------------------------------------------------------------
   Net unrealized appreciation (depreciation)
during the year                                          --       914,725     (1,148,444)     1,511,476      (318,754)       350,788
                                               -------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
   investments                                           --            27       (739,634)     2,186,220      (195,257)       389,645
                                               -------------------------------------------------------------------------------------
Net increase (decrease) in net assets
derived from operations                        $  1,481,440  $  1,159,307   $    765,681   $  2,499,749  $     14,496   $    638,381
                                               =====================================================================================





* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996

** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998

See accompanying notes.


         PACIFIC RIM EMERGING MARKETS
                 SUB-ACCOUNT                          EQUITY INDEX SUB-ACCOUNT                      EQUITY SUB-ACCOUNT
    --------------------------------------------------------------------------------------------------------------------------------
    YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   PERIOD ENDED*   YEAR ENDED    YEAR ENDED   PERIOD ENDED*
    DEC. 31/98     DEC. 31/97    DEC. 31/96    DEC. 31/98    DEC. 31/97     DEC. 31/96    DEC. 31/98    DEC. 31/97     DEC. 31/96
    --------------------------------------------------------------------------------------------------------------------------------

    $      -       $   12,667    $  239,201   $ 1,392,501   $ 2,468,634   $   449,782    $ 3,871,537   $ 2,150,334   $    26,181
    --------------------------------------------------------------------------------------------------------------------------------



    4,347,338       1,556,257       443,740     2,890,323     1,982,591       231,179      1,483,382     1,891,337        54,581
    6,967,881       1,571,876       374,390     2,287,244     1,529,141       214,759      1,636,220     1,889,551        56,756
    --------------------------------------------------------------------------------------------------------------------------------
   (2,620,543)        (15,619)       69,350       603,079       453,450        16,420       (152,838)        1,786        (2,175)
    --------------------------------------------------------------------------------------------------------------------------------


   (2,120,318)         67,813        88,856       488,049       (46,898)            -        737,427       495,686             -
      421,880      (2,120,317)       67,813     6,270,171       488,048       (46,898)    (1,030,422)      737,427       495,686
    --------------------------------------------------------------------------------------------------------------------------------
    2,542,198      (2,188,130)      (21,043)    5,782,122       534,946       (46,898)    (1,767,849)      241,741       495,686
    --------------------------------------------------------------------------------------------------------------------------------

      (78,345)     (2,203,749)       48,307     6,385,201       988,396       (30,478)    (1,920,687)      243,527       493,511
    --------------------------------------------------------------------------------------------------------------------------------

   $ (78,345)    $(2,191,082)  $   287,508   $ 7,777,702   $ 3,457,030   $   419,304    $ 1,950,850   $ 2,393,861   $   519,692
   =================================================================================================================================

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                      Statements of Operations (continued)

                                                         VALUE EQUITY SUB-ACCOUNT              GROWTH AND INCOME SUB-ACCOUNT
                                                 -----------------------------------------------------------------------------------
                                                 YEAR ENDED   YEAR ENDED   PERIOD ENDED*  YEAR ENDED   YEAR ENDED    PERIOD ENDED*
                                                 DEC. 31/98   DEC. 31/97   DEC. 31/96     DEC. 31/98   DEC. 31/97     DEC. 31/96
                                                 -----------------------------------------------------------------------------------
Net investment income:
   Dividend income                               $   976,745  $ 1,127,557  $     8,790    $ 1,500,080  $ 556,761      $   1,952
                                                 -----------------------------------------------------------------------------------
Realized and unrealized gain (loss) on
investments:
   Realized and unrealized gain (loss) from
    security transactions:
       Proceeds from sales                         1,391,651    1,288,325      438,548      2,830,806    3,054,342       82,474
       Cost of securities sold                     1,104,171    1,107,952      417,223      2,030,090    2,467,777       77,312
                                                 -----------------------------------------------------------------------------------
   Net realized gain (loss)                          287,480      180,373       21,325        800,716      586,565        5,162
                                                 -----------------------------------------------------------------------------------
   Unrealized appreciation (depreciation) of
   investments:
       Beginning of year                           1,914,865      364,883            -      2,511,120      405,558            -
       End of year                                 2,133,232    1,914,865      364,883      6,362,451    2,511,120      405,558
                                                 -----------------------------------------------------------------------------------
   Net unrealized appreciation (depreciation)
     during the year                                 218,367    1,549,982      364,883      3,851,331    2,105,562      405,558
                                                 -----------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
   investments                                       505,847    1,730,355      386,208      4,652,047    2,692,127      410,720
                                                 -----------------------------------------------------------------------------------
Net increase (decrease) in net assets derived
   from operations                               $ 1,482,592  $ 2,857,912  $   394,998    $ 6,152,127  $ 3,248,888    $ 412,672
                                                 ===================================================================================

* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996

** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998

See accompanying notes.


        U.S. GOVERNMENT SECURITIES               CONSERVATIVE ASSET ALLOCATION               MODERATE ASSET ALLOCATION
               SUB-ACCOUNT                                SUB-ACCOUNT                               SUB-ACCOUNT
  ----------------------------------------------------------------------------------------------------------------------------
  YEAR ENDED    YEAR ENDED   PERIOD ENDED*  YEAR ENDED    YEAR ENDED   PERIOD ENDED*  YEAR ENDED    YEAR ENDED   PERIOD ENDED*
  DEC. 31/98    DEC. 31/97    DEC. 31/96    DEC. 31/98    DEC. 31/97    DEC. 31/96    DEC. 31/98    DEC. 31/97    DEC. 31/96
  ----------------------------------------------------------------------------------------------------------------------------
  $ 109,401     $ 123,037      $  26,995    $ 72,830      $ 42,335       $   8,660    $ 247,923     $ 83,798     $ 2,105
  ----------------------------------------------------------------------------------------------------------------------------



    986,654        750,917      141,134        207,048       236,418       30,301        147,097        71,531       45,521
    954,836        752,455      149,988        202,366       228,648       31,365        136,136        65,973       45,706
  ----------------------------------------------------------------------------------------------------------------------------
     31,818         (1,538)      (8,854)         4,682         7,770       (1,064)        10,961         5,558         (185)
  ----------------------------------------------------------------------------------------------------------------------------


     67,077         38,928            -         17,540         6,566            -        101,169        23,967            -
    106,893         67,077       38,928         24,976        17,540        6,566        183,104       101,169       23,967
  ----------------------------------------------------------------------------------------------------------------------------
     39,816         28,149       38,928          7,436        10,974        6,566         81,935        77,202       23,967
  ----------------------------------------------------------------------------------------------------------------------------

     71,634         26,611       30,074         12,118        18,744        5,502         92,896        82,760       23,782
  ----------------------------------------------------------------------------------------------------------------------------

  $ 181,035      $ 149,648    $  57,069       $ 84,948      $ 61,079    $  14,162      $ 340,819     $ 166,558     $ 25,887
  ============================================================================================================================

                                        Separate Account Three of
                           The Manufacturers Life Insurance Company of America

                                   Statements of Operations (continued)



                                                        AGGRESSIVE ASSET ALLOCATION                    INTERNATIONAL SMALL CAP
                                                                SUB-ACCOUNT                                  SUB-ACCOUNT
                                                        ----------------------------------------------------------------------------
                                                         YEAR ENDED   YEAR ENDED     PERIOD ENDED*    YEAR ENDED      YEAR ENDED
                                                         DEC. 31/98   DEC. 31/97      DEC. 31/96      DEC. 31/98      DEC. 31/97
                                                        ----------------------------------------------------------------------------
Net investment income:
   Dividend income                                      $   312,103    $   140,784    $    11,072     $     5,687     $       212
                                                        ----------------------------------------------------------------------------
Realized and unrealized gain (loss) on investments:
   Realized and unrealized gain (loss) from security
     transactions:                                          210,791        226,753         79,723       3,812,286         206,034
       Proceeds from sales                                  181,226        204,492         82,946       3,842,577         203,025
                                                        ----------------------------------------------------------------------------
       Cost of securities sold                               29,565         22,261         (3,223)        (30,291)          3,009
                                                        ----------------------------------------------------------------------------
   Net realized gain (loss)

   Unrealized appreciation (depreciation) of
   investments:
       Beginning of year                                    164,721         43,313             --         (39,080)             --
       End of year                                          343,898        164,721         43,313         201,045         (39,080)
                                                        ----------------------------------------------------------------------------
   Net unrealized appreciation (depreciation) during
     the year                                               179,177        121,408         43,313         240,125         (39,080)
                                                        ----------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
   investments                                              208,742        143,669         40,090         209,834         (36,071)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets derived from
   operations                                           $   520,845    $   284,453    $    51,162     $   215,521     $   (35,859)
                                                        ============================================================================



* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996

** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998

See accompanying notes.


        BLUE CHIP GROWTH             SCIENCE & TECHNOLOGY              PILGRAM BAXTER GROWTH                  SMALL/MID
          SUB-ACCOUNT                    SUB-ACCOUNT                        SUB-ACCOUNT                      CAP SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED      YEAR ENDED     YEAR ENDED        PERIOD ENDED**    YEAR ENDED      PERIOD ENDED**    YEAR ENDED    PERIOD ENDED**
 DEC. 31/98      DEC. 31/97     DEC. 31/98         DEC. 31/97        DEC. 31/98      DEC. 31/97       DEC. 31/98    DEC. 31/97
------------------------------------------------------------------------------------------------------------------------------------
$    98,459     $   104,304      $        --      $    16,815      $        --      $        --      $        --      $        --
------------------------------------------------------------------------------------------------------------------------------------


    933,491         121,709        7,343,188          457,533          341,421           37,770          341,669           52,379
    796,180         128,505        7,715,056          477,311          359,211           36,070          302,630           43,433
------------------------------------------------------------------------------------------------------------------------------------
    137,311          (6,796)        (371,868)         (19,778)         (17,790)           1,700           39,039            8,946
------------------------------------------------------------------------------------------------------------------------------------



    239,380              --          (62,464)              --          (18,510)              --           (4,182)              --
  1,759,946         239,382        1,460,009          (62,465)          75,390          (18,510)         830,276           (4,182)
------------------------------------------------------------------------------------------------------------------------------------
  1,520,566         239,382        1,522,473          (62,465)          93,900          (18,510)         834,458           (4,182)
------------------------------------------------------------------------------------------------------------------------------------

  1,657,877         232,586        1,150,605          (82,243)          76,110          (16,810)         873,497            4,764
------------------------------------------------------------------------------------------------------------------------------------

$ 1,756,336     $   336,890      $ 1,150,605      $   (65,428)     $    76,110      $   (16,810)     $   873,497      $     4,764
====================================================================================================================================


       WORLDWIDE GROWTH
          SUB-ACCOUNT
-----------------------------------
    YEAR ENDED       PERIOD ENDED**
    DEC. 31/98       DEC. 31/97
-----------------------------------


   $     5,574      $     2,704
-----------------------------------


       884,820           40,572
       870,108           38,790
-----------------------------------
        14,712            1,782
-----------------------------------



        (4,391)              --
        14,109           (4,391)
-----------------------------------
        18,500           (4,391)
-----------------------------------

        33,212           (2,609)
-----------------------------------

   $    38,786      $        95
===================================

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                      Statements of Operations (continued)


                                                        GLOBAL                                                   VALUE
                                                   EQUITY SUB-ACCOUNT            GROWTH SUB-ACCOUNT            SUB-ACCOUNT
                                             ---------------------------------------------------------------------------------------
                                              YEAR ENDED     PERIOD ENDED**   YEAR ENDED  PERIOD ENDED** YEAR ENDED   PERIOD ENDED**
                                              DEC. 31/98      DEC. 31/97      DEC. 31/98   DEC. 31/97     DEC. 31/98     DEC. 31/97
                                             ---------------------------------------------------------------------------------------
Net investment income:

   Dividend income                           $    167,578       $    --      $   95,683      $    --      $ 117,791       $ 33,133
                                             ---------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on
investments:

   Realized and unrealized gain (loss)from
     security transactions:
       Proceeds from sales                     14,996,508         6,150       1,586,113        9,760        539,843         28,449
       Cost of securities sold                 15,031,676         5,777       1,462,588        8,653        517,327         25,668
                                             ---------------------------------------------------------------------------------------
   Net realized gain (loss)                       (35,168)          373         123,525        1,107         22,516          2,781
                                             ---------------------------------------------------------------------------------------
   Unrealized appreciation
(depreciation)
of
     investments:

       Beginning of year                           32,115            --          15,489           --        (20,774)            --
       End of year                                246,571        32,115         482,024       15,489       (250,247)       (20,774)
                                             ---------------------------------------------------------------------------------------
   Net unrealized appreciation
     (depreciation) during the year               214,456        32,115         466,535       15,489       (229,473)       (20,774)
                                             ---------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
   investments                                    179,288        32,488         590,060       16,596       (206,957)       (17,993)
                                             ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets
derived
   from operations                           $    346,866       $32,488      $  685,743      $16,596      $ (89,166)      $ 15,140
                                             =======================================================================================


* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996

** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998

See accompanying notes.


   INTERNATIONAL GROWTH AND                                                                                GLOBAL
          INCOME                            HIGH YIELD                    STRATEGIC BOND               GOVERNMENT BOND
       SUB-ACCOUNT                         SUB-ACCOUNT                      SUB-ACCOUNT                  SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED      PERIOD ENDED**    YEAR ENDED       PERIOD ENDED**   YEAR ENDED    PERIOD ENDED**   YEAR ENDED   PERIOD ENDED**
DEC. 31/98      DEC. 31/97        DEC. 31/98       DEC. 31/97       DEC. 31/98    DEC. 31/97       DEC. 31/98    DEC. 31/97
------------------------------------------------------------------------------------------------------------------------------------
$    51,082     $     --       $   151,912       $  39,931       $   86,088       $    --      $  27,334       $   --
------------------------------------------------------------------------------------------------------------------------------------




  7,091,488         18,809         2,330,540         347,712         556,779        18,384        370,605        3,662
  7,095,830         18,622         2,338,454         339,830         574,721        17,681        378,835        3,587
------------------------------------------------------------------------------------------------------------------------------------
     (4,342)           187            (7,914)          7,882         (17,942)          703         (8,230)          75
------------------------------------------------------------------------------------------------------------------------------------


    (39,257)            --           (13,453)             --          10,709            --          3,801           --
     47,306        (39,257)         (109,324)        (13,453)        (59,931)       10,709          6,299        3,801
------------------------------------------------------------------------------------------------------------------------------------
     86,563        (39,257)          (95,871)        (13,453)        (70,640)       10,709          2,498        3,801
------------------------------------------------------------------------------------------------------------------------------------

     82,221        (39,070)         (103,785)         (5,571)        (88,582)       11,412         (5,732)       3,876
------------------------------------------------------------------------------------------------------------------------------------

$   133,303       $(39,070)      $    48,127       $  34,360       $  (2,494)      $11,412      $  21,602       $3,876
====================================================================================================================================




         INVESTMENT
        QUALITY BOND
         SUB-ACCOUNT
-----------------------------
 YEAR ENDED    PERIOD ENDED**
  DEC. 31/98    DEC. 31/97
-----------------------------
    $ 20,278      $   --
-----------------------------




      134,493       4,700
      127,939       4,564
-----------------------------
        6,554         136
-----------------------------


        6,089          --
       33,941       6,089
-----------------------------
       27,852       6,089
-----------------------------

       34,406       6,225
-----------------------------

     $ 54,684      $6,225
=============================

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                      Statements of Operations (continued)


                                                     LIFESTYLE                                                 LIFESTYLE
                                                  AGGRESSIVE 1000                 LIFESTYLE                  BALANCED 640
                                                    SUB-ACCOUNT            GROWTH 820 SUB-ACCOUNT             SUB-ACCOUNT
                                              --------------------------------------------------------------------------------------
                                              YEAR ENDED   PERIOD ENDED**  YEAR ENDED   PERIOD ENDED**  YEAR ENDED    PERIOD ENDED**
                                              DEC. 31/98   DEC. 31/97      DEC. 31/98    DEC. 31/97      DEC. 31/98    DEC. 31/97
                                              --------------------------------------------------------------------------------------
Net investment income:                         $ 168,006      $  4,916      $ 629,682      $ 36,584      $ 189,230      $ 16,038
   Dividend income
                                              --------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on
 investments:
   Realized and unrealized gain (loss) from
     security transactions:                      787,348        18,722        634,837        53,801        896,183       152,797
       Proceeds from sales                       797,310        17,881        654,079        50,741        898,112       147,960
                                              --------------------------------------------------------------------------------------
       Cost of securities sold                    (9,962)          841        (19,242)        3,060         (1,929)        4,837
                                              --------------------------------------------------------------------------------------
   Net realized gain (loss)

   Unrealized appreciation (depreciation) of
     investments:                                (11,048)           --        (24,738)           --         43,780            --
       Beginning of year                         (67,117)      (11,049)        90,282       (24,740)        81,488        43,781
       End of year
                                              --------------------------------------------------------------------------------------
   Net unrealized appreciation                   (56,069)      (11,049)       115,020       (24,740)        37,708        43,781
(depreciation)
     during the year
                                              --------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on       (66,031)      (10,208)        95,778       (21,680)        35,779        48,618
   investments
                                              --------------------------------------------------------------------------------------
Net increase (decrease) in net assets derived
   from operations                             $ 101,975      $ (5,292)     $ 725,460      $ 14,904      $ 225,009      $ 64,656
                                              ======================================================================================


* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996

** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998

See accompanying notes.


           LIFESTYLE                      LIFESTYLE              SMALL COMPANY
         MODERATE 460                  CONSERVATIVE 280           VALUE TRUST
          SUB-ACCOUNT                    SUB-ACCOUNT              SUB-ACCOUNT                      TOTAL
-----------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED    PERIOD ENDED**    YEAR ENDED   PERIOD ENDED**    PERIOD ENDED***   YEAR ENDED     YEAR ENDED     YEAR ENDED
 DEC. 31/98      DEC. 31/97      DEC. 31/98     DEC. 31/97        DEC. 31/98      DEC. 31/98     DEC. 31/97     DEC. 31/96
-----------------------------------------------------------------------------------------------------------------------------
  $  20,025     $     842         $     552    $         9       $        -      $ 28,132,536    $ 8,330,428     $ 22,590,083
-----------------------------------------------------------------------------------------------------------------------------




    195,747         2,366            64,048            173            20,186       138,107,190  49,351,462      28,281,133
    204,400         2,372            62,423            172            23,678       134,346,562  45,853,994      26,801,043
-----------------------------------------------------------------------------------------------------------------------------
     (8,653)           (6)            1,625              1            (3,492)        3,760,628   3,497,468       1,480,090
-----------------------------------------------------------------------------------------------------------------------------


          4             -                29              -                 -        33,986,145   3,720,050      11,108,413
     19,896             3             5,724             29            10,664        45,119,935  33,986,146       3,720,050
-----------------------------------------------------------------------------------------------------------------------------
     19,892             3             5,695             29            10,664        11,133,790  30,266,096      (7,388,363)
-----------------------------------------------------------------------------------------------------------------------------

     11,239            (3)            7,320             30             7,172        14,894,418  33,763,564      (5,908,273)
-----------------------------------------------------------------------------------------------------------------------------


  $  31,264     $     839         $   7,872    $        39       $     7,172     $ 43,026,954  $ 42,093,992    $ 16,681,810
=============================================================================================================================


                                        Separate Account Three of
                           The Manufacturers Life Insurance Company of America

                                   Statements of Changes in Net Assets


                                                 EMERGING GROWTH                        QUANTITATIVE EQUITY
                                                   SUB-ACCOUNT                              SUB-ACCOUNT
                                   -------------------------------------------------------------------------------------------------
                                    YEAR ENDED     YEAR ENDED      YEAR ENDED       YEAR ENDED     YEAR ENDED      YEAR ENDED
                                    DEC. 31/98     DEC. 31/97      DEC. 31/96       DEC. 31/98     DEC. 31/97      DEC. 31/96
                                   -------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income              $    995,471    $         --    $  7,702,014    $  5,169,494    $         --    $  4,240,752
Net realized gain (loss)              1,245,244       1,198,803         569,439       1,617,119         973,358         246,141
Net unrealized appreciation
   (depreciation) of investments
   during the period                 (2,091,940)      8,384,375      (6,435,411)      3,915,612       7,935,295        (760,981)
                                   -------------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets
   derived from operations              148,775       9,583,178       1,836,042      10,702,225       8,908,653       3,725,912
                                   -------------------------------------------------------------------------------------------------
FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
   Transfer of net premiums          12,733,443      16,038,468      22,504,630       7,242,095       7,834,132       9,633,477
   Transfer on death                         --              --              --              --              --              --
   Transfer on terminations          (6,445,689)     (6,450,838)     (4,593,540)     (3,997,775)     (4,132,053)     (2,214,864)
   Transfer on policy loans            (218,046)       (358,214)       (610,713)       (273,706)       (432,977)       (113,064)
   Net interfaced transfers           (5,805,034)     (6,440,946)        (11,484)     (1,628,360)        (60,101)      1,337,385
                                   -------------------------------------------------------------------------------------------------
                                        264,674       2,788,470      17,288,893       1,342,254       3,209,001       8,642,934
                                   -------------------------------------------------------------------------------------------------
Net increase (decrease) in net          413,449      12,371,648      19,124,935      12,044,479      12,117,654      12,368,846
assets

NET ASSETS

Beginning of year                    66,343,106      53,971,458      34,846,523      40,149,248      28,031,594      15,662,748
                                   -------------------------------------------------------------------------------------------------
End of year                        $ 66,756,555    $ 66,343,106    $ 53,971,458    $ 52,193,727    $ 40,149,248    $ 28,031,594
                                   =================================================================================================

* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996

** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998

See accompanying notes.

                                                                                                   CAPITAL GROWTH
          REAL ESTATE SECURITIES                            BALANCED                                    BOND
                SUB-ACCOUNT                                SUB-ACCOUNT                               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
  YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED
  DEC. 31/98     DEC. 31/97    DEC. 31/96    DEC. 31/98     DEC. 31/97     DEC. 31/96      DEC. 31/98     DEC. 31/97      DEC. 31/96
------------------------------------------------------------------------------------------------------------------------------------

$ 3,092,425    $        --    $ 2,776,056    $ 5,710,136    $        --    $ 4,478,042    $ 1,051,960    $        --    $   864,430
    381,699        236,228         28,370        686,522        619,554        162,529        351,921          9,280        (70,812)


 (7,717,257)     3,664,346      1,407,029       (293,599)     5,668,002     (1,735,335)       110,113      1,422,776       (376,969)
------------------------------------------------------------------------------------------------------------------------------------
 (4,243,133)     3,900,574      4,211,455      6,103,059      6,287,556      2,905,236      1,513,994      1,432,056        416,649
------------------------------------------------------------------------------------------------------------------------------------


  5,859,264      5,723,061      4,465,307      7,177,808      8,963,510     10,619,657      3,364,775      4,146,312      4,480,626
         --             --             --             --        (44,313)            --             --             --             --
 (2,117,340)    (2,219,786)    (1,347,117)    (4,188,769)    (3,729,355)    (2,563,981)    (1,655,470)    (1,575,696)    (1,205,581)
    (77,402)      (369,877)       (65,858)      (150,786)      (417,435)      (355,780)       (32,638)      (105,540)       (27,779)
 (2,327,888)     1,279,970        467,823       (534,390)    (2,581,258)      (394,561)      (584,488)       (81,587)       685,493
------------------------------------------------------------------------------------------------------------------------------------
  1,336,634      4,413,368      3,520,155      2,303,863      2,191,149      7,305,335      1,092,179      2,383,489      3,932,759
------------------------------------------------------------------------------------------------------------------------------------
 (2,906,499)     8,313,942      7,731,610      8,406,922      8,478,705     10,210,571      2,606,173      3,815,545      4,349,408


 25,603,002     17,289,060      9,557,450     41,823,014     33,344,309     23,133,738     18,639,105     14,823,560     10,474,152
------------------------------------------------------------------------------------------------------------------------------------
$22,696,503    $25,603,002    $17,289,060    $50,229,936    $41,823,014    $33,344,309    $21,245,278    $18,639,105    $14,823,560
====================================================================================================================================

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                 Statements of Changes in Net Assets (continued)

                                                 MONEY MARKET                             INTERNATIONAL STOCK
                                                   SUB-ACCOUNT                                 SUB-ACCOUNT
                                        --------------------------------------------------------------------------------------------
                                          YEAR ENDED       YEAR ENDED    YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                          DEC. 31/98       DEC. 31/97    DEC. 31/96      DEC. 31/98      DEC. 31/97      DEC. 31/96
                                        --------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                   $  1,481,440    $  1,159,280    $  1,505,315    $    313,529    $    209,753    $   248,736
Net realized gain (loss)                          --        (914,698)        408,810         674,744         123,497         38,857
Net unrealized appreciation
   (depreciation) of investments
   during the period                              --         914,725      (1,148,444)      1,511,476        (318,754)       350,788
                                        --------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets
   derived from operations                 1,481,440       1,159,307         765,681       2,499,749          14,496        638,381
                                        --------------------------------------------------------------------------------------------
FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
   Transfer of net premiums               22,297,227      33,859,872      23,926,029       4,538,425       5,795,630      4,320,339
   Transfer on death                              --              --              --              --              --             --
   Transfer on terminations               (3,358,411)     (2,797,321)     (2,399,186)     (1,187,826)     (1,224,478)      (555,702)
   Transfer on policy loans                 (384,658)       (282,014)        (34,484)        (59,954)       (106,208)       (31,389)
   Net interfund transfers               (17,755,116)    (20,937,650)    (16,858,040)       (574,437)      1,344,064      2,632,184
                                        --------------------------------------------------------------------------------------------
                                             799,042       9,842,887       4,634,319       2,716,208       5,809,008      6,365,432
                                        --------------------------------------------------------------------------------------------
Net increase (decrease) in net             2,280,482      11,002,194       5,400,000       5,215,957       5,823,504      7,003,813
assets

NET ASSETS

Beginning of year                         29,427,581      18,425,387      13,025,387      15,361,685       9,538,181      2,534,368
                                        --------------------------------------------------------------------------------------------
End of year                             $ 31,708,063    $ 29,427,581    $ 18,425,387    $ 20,577,642    $ 15,361,685    $ 9,538,181
                                        ============================================================================================

* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996

** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998

See accompanying notes.

 PACIFIC RIM EMERGING MARKETS SUB-
          ACCOUNT                                       EQUITY INDEX SUB-ACCOUNT                     EQUITY SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED     YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED   PERIOD ENDED*    YEAR ENDED   YEAR ENDED  PERIOD ENDED*
 DEC. 31/98     DEC. 31/97   DEC. 31/96   DEC. 31/98   DEC. 31/97     DEC. 31/96      DEC. 31/98   DEC. 31/97    DEC. 31/96
----------------------------------------------------------------------------------------------------------------------------
$        -     $    12,667   $   239,201  $ 1,392,501  $ 2,468,634  $   449,782      $ 3,871,537  $ 2,150,334  $    26,181
 (2,620,543)       (15,619)       69,350      603,079      453,450       16,420         (152,838)       1,786       (2,175)


  2,542,198     (2,188,130)      (21,043)   5,782,122      534,946      (46,898)      (1,767,849)     241,741      495,686
----------------------------------------------------------------------------------------------------------------------------
    (78,345)    (2,191,082)      287,508    7,777,702    3,457,030      419,304        1,950,850    2,393,861      519,692
----------------------------------------------------------------------------------------------------------------------------


  1,563,148      2,059,145     2,541,885   12,850,700    7,852,789    5,327,031        5,682,311    7,868,634    4,931,946
          -              -             -            -            -            -                -            -            -
   (436,588)      (620,211)     (354,050)  (2,024,088)    (781,683)    (136,828)      (1,536,387)  (1,054,893)    (260,549)
    (15,173)       (58,638)      (25,816)    (475,140)    (721,710)           -          (34,034)     (45,576)     (65,890)
    229,348       (630,778)    1,682,204    6,006,985    3,377,661      876,961           19,738      778,412    3,345,171
----------------------------------------------------------------------------------------------------------------------------
  1,340,735        749,518     3,844,223   16,358,457    9,727,057    6,067,164        4,131,628    7,546,577    7,950,678
----------------------------------------------------------------------------------------------------------------------------
  1,262,390     (1,441,564)    4,131,731   24,136,159   13,184,087    6,486,468        6,082,478    9,940,438    8,470,370


  4,357,924      5,799,488     1,667,757   19,670,555    6,486,468            -       18,410,808    8,470,370            -
----------------------------------------------------------------------------------------------------------------------------
$ 5,620,314    $ 4,357,924   $ 5,799,488  $43,806,714  $19,670,555  $ 6,486,468      $24,493,286  $18,410,808  $ 8,470,370
============================================================================================================================

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                 Statements of Changes in Net Assets (continued)



                                                  VALUE EQUITY                             GROWTH AND INCOME
                                                   SUB-ACCOUNT                                SUB-ACCOUNT
                                         -------------------------------------------------------------------------------------------
                                           YEAR ENDED      YEAR ENDED    PERIOD ENDED*   YEAR ENDED     YEAR ENDED     PERIOD ENDED*
                                           DEC. 31/98      DEC. 31/97     DEC. 31/96     DEC. 31/98      DEC. 31/97      DEC. 31/96
                                         -------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                    $    976,745    $  1,127,557    $     8,790    $  1,500,080    $    556,761    $     1,952
Net realized gain (loss)                      287,480         180,373         21,325         800,716         586,565          5,162
Net unrealized appreciation
   (depreciation) of investments
   during the period                          218,367       1,549,982        364,883       3,851,331       2,105,562        405,558
                                         -------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets
   derived from operations                  1,482,592       2,857,912        394,998       6,152,127       3,248,888        412,672
                                         -------------------------------------------------------------------------------------------
FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
   Transfer of net premiums                 3,243,426       4,090,507      3,266,118       6,862,398       7,079,242      2,527,210
   Transfer on death                               --              --             --              --              --             --
   Transfer on terminations                (1,437,923)       (793,110)      (147,201)     (1,576,405)       (910,308)       (98,012)
   Transfer on policy loans                   (98,668)        (69,774)       (36,263)        (46,701)        (76,204)       (13,676)
   Net interfund transfers                    563,898       3,108,426      2,150,892       2,330,998       4,479,340      2,756,146
                                         -------------------------------------------------------------------------------------------
                                            2,270,733       6,336,049      5,233,546       7,570,290      10,572,070      5,171,668
                                         -------------------------------------------------------------------------------------------
Net increase (decrease) in net              3,753,325       9,193,961      5,628,544      13,722,417      13,820,958      5,584,340
assets

NET ASSETS
Beginning of year                          14,822,505       5,628,544             --      19,405,298       5,584,340             --
                                         -------------------------------------------------------------------------------------------
End of year                              $ 18,575,830    $ 14,822,505    $ 5,628,544    $ 33,127,715    $ 19,405,298    $ 5,584,340
                                         ===========================================================================================



* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996

** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998

See accompanying notes.


              U.S. GOVERNMENT                           CONSERVATIVE ASSET                           MODERATE ASSET
                SECURITIES                                  ALLOCATION                                 ALLOCATION
                SUB-ACCOUNT                                SUB-ACCOUNT                                SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
  YEAR ENDED    YEAR ENDED   PERIOD ENDED*   YEAR ENDED   YEAR ENDED    PERIOD ENDED*  YEAR ENDED    YEAR ENDED   PERIOD ENDED*
  DEC. 31/98    DEC. 31/97    DEC. 31/96     DEC. 31/98   DEC. 31/97     DEC. 31/96    DEC. 31/98   DEC. 31/97      DEC. 31/96
------------------------------------------------------------------------------------------------------------------------------------

$   109,401    $   123,037  $    26,995     $    72,830  $    42,335   $     8,660     $   247,923  $    83,798  $     2,105
     31,818         (1,538)      (8,854)          4,682        7,770        (1,064)         10,961        5,558         (185)


     39,816         28,149       38,928           7,436       10,974         6,566          81,935       77,202       23,967
------------------------------------------------------------------------------------------------------------------------------------
    181,035        149,648       57,069          84,948       61,079        14,162         340,819      166,558       25,887
------------------------------------------------------------------------------------------------------------------------------------


    664,545        745,345      757,201         176,976      334,314       143,807         895,345      692,412      348,167
          -              -            -               -            -             -               -            -            -
   (154,411)      (221,531)     (35,748)        (52,005)     (34,376)      (33,413)       (208,435)    (104,738)     (25,611)
    (32,573)       (50,875)     (30,576)              -            -             -          (7,332)        (346)           -
    423,298        (76,765)     929,361          46,253      (37,686)      246,043         230,395      588,790      183,575
------------------------------------------------------------------------------------------------------------------------------------
    900,859        396,174    1,620,238         171,224      262,252       356,437         909,973    1,176,118      506,131
------------------------------------------------------------------------------------------------------------------------------------
  1,081,894        545,822    1,677,307         256,172      323,331       370,599       1,250,792    1,342,676      532,018


  2,223,129      1,677,307            -         693,930      370,599             -       1,874,694      532,018            -
------------------------------------------------------------------------------------------------------------------------------------
$ 3,305,023    $ 2,223,129  $ 1,677,307     $   950,102  $   693,930   $   370,599     $ 3,125,486  $ 1,874,694  $   532,018
====================================================================================================================================

                                        Separate Account Three of
                           The Manufacturers Life Insurance Company of America

                             Statements of Changes in Net Assets (continued)


                                          AGGRESSIVE ASSET ALLOCATION         INTERNATIONAL SMALL CAP       BLUE CHIP GROWTH
                                                   SUB-ACCOUNT                       SUB-ACCOUNT                SUB-ACCOUNT
                                  --------------------------------------------------------------------------------------------------
                                    YEAR ENDED   YEAR ENDED    PERIOD ENDED*   YEAR ENDED   YEAR ENDED     YEAR ENDED     YEAR ENDED
                                    DEC. 31/98   DEC. 31/97     DEC. 31/96     DEC. 31/98   DEC. 31/97     DEC. 31/98     DEC. 31/97
                                  --------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income             $   312,103   $   140,784   $    11,072    $     5,687   $       212   $     98,459   $   104,304
Net realized gain (loss)               29,565        22,261        (3,223)       (30,291)        3,009        137,311        (6,796)
Net unrealized appreciation
   (depreciation) of investments
   during the period                  179,177       121,408        43,313        240,125       (39,080)     1,520,566       239,382
                                  --------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets derived from operations     520,845       284,453        51,162        215,521       (35,859)     1,756,336       336,890
                                  --------------------------------------------------------------------------------------------------
FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
   Transfer of net premiums           953,535     1,008,793       387,073        923,655       609,617      3,950,204     1,748,929
   Transfer on death                       --            --            --             --            --             --            --
   Transfer on terminations          (257,332)     (143,026)      (58,999)       (94,819)      (48,039)      (422,824)     (152,046)
   Transfer on policy loans            (9,000)       (2,986)           --        (11,877)       (2,873)       (27,578)       (5,593)
   Net interfund transfers            193,464       263,513       434,224        258,711       879,398      1,683,424     1,850,202
                                  --------------------------------------------------------------------------------------------------
                                      880,667     1,126,294       762,298      1,075,670     1,438,103      5,183,226     3,441,492
                                  --------------------------------------------------------------------------------------------------
Net increase (decrease) in net      1,401,512     1,410,747       813,460      1,291,191     1,402,244      6,939,562     3,778,382
assets

NET ASSETS

Beginning of year                   2,224,207       813,460            --      1,402,244            --      3,778,382            --
                                  --------------------------------------------------------------------------------------------------
End of year                       $ 3,625,719   $ 2,224,207   $   813,460    $ 2,693,435   $ 1,402,244   $ 10,717,944   $ 3,778,382
====================================================================================================================================

* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996

** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998

See accompanying notes.


       SCIENCE &TECHNOLOGY             PILGRAM BAXTER GROWTH                                              WORLDWIDE GROWTH
           SUB-ACCOUNT                      SUB-ACCOUNT              SMALL/MID CAP SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
   YEAR ENDED     PERIOD ENDED**    YEAR ENDED    PERIOD ENDED**    YEAR ENDED    PERIOD ENDED**    YEAR ENDED    PERIOD ENDED**
   DEC. 31/98      DEC. 31/97       DEC. 31/98      DEC. 31/97      DEC. 31/98      DEC. 31/97      DEC. 31/98     DEC. 31/97
--------------------------------------------------------------------------------------------------------------------------------
$        -       $    16,815      $        -      $          -    $        -      $          -    $     5,574    $       2,704
   (371,868)         (19,778)         (17,790)            1,700        39,039             8,946        14,712            1,782


  1,522,473          (62,465)          93,900           (18,510)      834,458            (4,182)       18,500           (4,391)
--------------------------------------------------------------------------------------------------------------------------------
  1,150,605          (65,428)          76,110           (16,810)      873,497             4,764        38,786               95
--------------------------------------------------------------------------------------------------------------------------------

  1,150,664          361,963          515,555           141,492     1,769,196           757,544       396,653          143,932
          -                -                -                 -             -                 -             -                -
    (90,696)         (21,603)         (58,953)           (7,886)     (173,727)          (32,683)      (41,648)          (4,603)
    (13,553)            (904)         (11,158)                -        (9,934)             (269)       (6,172)          (1,290)
  1,674,262          791,001          520,806           444,653     1,932,598           742,521       377,034          177,277
--------------------------------------------------------------------------------------------------------------------------------
  2,720,677        1,130,457          966,250           578,259     3,518,133         1,467,113       725,867          315,316
--------------------------------------------------------------------------------------------------------------------------------
  3,871,282        1,065,029        1,042,360           561,449     4,391,630         1,471,877       764,653          315,411


  1,065,029                -          561,449                 -     1,471,877                 -       315,411                -
--------------------------------------------------------------------------------------------------------------------------------
$ 4,936,311      $ 1,065,029      $ 1,603,809     $     561,449   $ 5,863,507     $   1,471,877   $ 1,080,064    $     315,411
================================================================================================================================

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                 Statements of Changes in Net Assets (continued)


                                    GLOBAL EQUITY SUB-ACCOUNT          GROWTH SUB-ACCOUNT             VALUE SUB-ACCOUNT
                                    YEAR ENDED   PERIOD ENDED**   YEAR ENDED    PERIOD ENDED**    YEAR ENDED    PERIOD ENDED**
                                   -------------------------------------------------------------------------------------------------
                                    DEC. 31/98     DEC. 31/97      DEC. 31/98     DEC. 31/97      DEC. 31/98     DEC. 31/97
                                   -------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income              $   167,578  $        -        $ 95,683       $      -          $ 117,791     $  33,133
Net realized gain (loss)               (35,168)         373           123,525        1,107            22,516         2,781
Net unrealized appreciation
   (depreciation) of investments
   during the period                   214,456       32,115           466,535       15,489          (229,473)      (20,774)
                                   -------------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets
   derived from operations             346,866       32,488           685,743       16,596           (89,166)       15,140
                                   -------------------------------------------------------------------------------------------------
FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
   Transfer of net premiums          1,830,508      697,468         3,294,658      470,000         1,600,753       346,369
   Transfer on death                         -            -                 -            -                 -             -
   Transfer on terminations           (146,797)     (22,616)         (107,258)     (29,691)         (117,194)      (21,998)
   Transfer on policy loans             (6,447)        (283)          (38,221)      (2,329)          (12,965)       (1,030)
   Net interfund transfers             750,096      761,527         1,662,737      794,709         1,104,824       742,495
                                   -------------------------------------------------------------------------------------------------
                                     2,427,360    1,436,096         4,811,916    1,232,689         2,575,418     1,065,836
                                   -------------------------------------------------------------------------------------------------
Net increase (decrease) in net       2,774,226    1,468,584         5,497,659    1,249,285         2,486,252     1,080,976
assets
                                   -------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of year                    1,468,584            -         1,249,285            -         1,080,976             -
                                   -------------------------------------------------------------------------------------------------
End of year                        $ 4,242,810  $ 1,468,584       $ 6,746,944    $1,249,285        $3,567,228    $1,089,976
                                   =================================================================================================

* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996

** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998

See accompanying notes.


 INTERNATIONAL GROWTH AND INCOME                                                                 GLOBAL GOVERNMENT BOND
           SUB-ACCOUNT               HIGH YIELD SUB-ACCOUNT      STRATEGIC BOND SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
  YEAR ENDED    PERIOD ENDED**   YEAR ENDED   PERIOD ENDED**    YEAR ENDED   PERIOD ENDED**    YEAR ENDED   PERIOD ENDED**
  DEC. 31/98     DEC. 31/97      DEC. 31/98     DEC. 31/97      DEC. 31/98     DEC. 31/97      DEC. 31/98    DEC. 31/97
------------------------------------------------------------------------------------------------------------------------------
  $  51,082      $      -         $ 151,912    $  39,931         $  86,088    $      -          $  27,334    $      -
     (4,342)           187           (7,914)       7,882           (17,942)         703            (8,230)          75


     86,563        (39,257)         (95,871)     (13,453)          (70,640)      10,709             2,498        3,801
------------------------------------------------------------------------------------------------------------------------------
    133,303        (39,070)          48,127       34,360            (2,494)      11,412            21,602        3,876
------------------------------------------------------------------------------------------------------------------------------


    515,640        744,217          943,552      276,881         1,272,907      273,501           143,923       58,746
          -              -                -            -                 -            -                 -            -
    (50,349)        (9,912)        (111,555)     (31,310)         (103,790)     (11,295)          (17,835)      (2,335)
     (2,253)             -           (7,304)      (6,696)          (10,279)        (504)           (6,107)           -
     23,545         90,093          158,145      797,757         1,091,881      380,876           277,425      161,473
------------------------------------------------------------------------------------------------------------------------------
    486,583        824,398          982,838    1,036,632         2,250,719      642,578           397,406      217,884
------------------------------------------------------------------------------------------------------------------------------
    619,886        785,328        1,030,965    1,070,992         2,248,225      653,990           419,008      221,760


    785,328              -        1,070,992            -           653,990            -           221,760            -
------------------------------------------------------------------------------------------------------------------------------
  $1,405,214     $ 785,328        $2,101,957   $1,070,992        $2,902,215   $ 653,990         $ 640,768    $ 221,760

==============================================================================================================================

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                 Statements of Changes in Net Assets (continued)

                                       INVESTMENT QUALITY BOND        LIFESTYLE AGGRESSIVE 1000    LIFESTYLE GROWTH 820 SUB-ACCOUNT
                                             SUB-ACCOUNT                     SUB-ACCOUNT
                                     -----------------------------------------------------------------------------------------------
                                     YEAR ENDED   PERIOD ENDED**    YEAR ENDED    PERIOD ENDED**     YEAR ENDED    PERIOD ENDED**
                                     DEC. 31/98     DEC. 31/97      DEC. 31/98      DEC. 31/97       DEC. 31/98      DEC. 31/97
                                     -----------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income               $ 20,278       $        -      $ 168,006       $     4,916     $ 629,682      $ 36,584
Net realized gain (loss)                  6,554            136          (9,962)            841          (19,242)           3,060
Net unrealized appreciation
   (depreciation) of investments
   during the period                     27,852          6,089         (56,069)        (11,049)         115,020          (24,740)
                                     -----------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets
   derived from operations               54,684          6,225         101,975          (5,292)         725,460           14,904
                                     -----------------------------------------------------------------------------------------------
FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
   Transfer of net premiums             443,446         75,411       1,299,712         421,769        7,009,770        2,011,046
   Transfer on death                          -              -               -               -                -                -
   Transfer on terminations             (45,715)        (3,321)       (258,375)        (47,502)        (827,050)         (85,509)
   Transfer on policy loans             (46,096)             -         (26,714)         (3,766)        (176,891)            (826)
   Net interfund transfers              762,855        182,692         316,522       2,063,763        3,867,109        3,319,383
                                     -----------------------------------------------------------------------------------------------
                                      1,114,490        254,782       1,331,145       2,434,264        9,872,938        5,244,094
                                     -----------------------------------------------------------------------------------------------
Net increase (decrease) in net        1,169,174        261,007       1,433,120       2,428,972       10,598,398        5,258,998
assets

NET ASSETS
Beginning of year                       261,007              -       2,428,972               -        5,258,998                -
                                     -----------------------------------------------------------------------------------------------
End of year                         $ 1,430,181    $   261,007     $ 3,862,092     $ 2,428,972     $ 15,857,396   $ 5,258,998
                                    ================================================================================================

* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996

** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998

See accompanying notes

                                                                                     SMALL COMPANY
   LIFESTYLE BALANCED 640      LIFESTYLE MODERATE 460    LIFESTYLE CONSERVATIVE 280   VALUE TRUST
        SUB-ACCOUNT                  SUB-ACCOUNT                 SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
 YEAR ENDED    PERIOD ENDED**  YEAR ENDED    PERIOD ENDED**   YEAR ENDED   PERIOD ENDED**  PERIOD ENDED***
 DEC. 31/98    DEC. 31/97      DEC. 31/98     DEC. 31/97      DEC. 31/98    DEC. 31/97      DEC. 31/98
----------------------------------------------------------------------------------------------------------

$   189,230    $    16,038    $    20,025    $       842    $       552    $         9    $        --
     (1,929)         4,837         (8,653)            (6)         1,625              1         (3,492)


     37,708         43,781         19,892              3          5,695             29         10,664
----------------------------------------------------------------------------------------------------------
    225,009         64,656         31,264            839          7,872             39          7,172
----------------------------------------------------------------------------------------------------------


  2,223,707        568,684        287,313         92,570         35,078            150        183,290
         --             --             --             --             --             --             --
   (520,437)      (122,871)       (25,583)        (2,513)        (3,934)          (224)        (6,126)
    (28,495)            --             --             --             --             --             --
  1,672,788      1,613,028        282,970         11,484         67,660          1,376        182,269
----------------------------------------------------------------------------------------------------------
  3,347,563      2,058,841        544,700        101,541         98,804          1,302        359,433
----------------------------------------------------------------------------------------------------------
  3,572,572      2,123,497        575,964        102,380        106,676          1,341        366,605


  2,123,497             --        102,380             --          1,341             --             --
----------------------------------------------------------------------------------------------------------
$ 5,696,069    $ 2,123,497    $   678,344    $   102,380    $   108,017    $     1,341    $   366,605
==========================================================================================================



                       TOTAL
 -----------------------------------------------
  YEAR ENDED        YEAR ENDED      YEAR ENDED
  DEC. 31/98        DEC. 31/97      DEC. 31/96
 -----------------------------------------------
$  28,132,536    $   8,330,428    $  22,590,083
    3,760,628        3,497,468        1,480,090


   11,133,790       30,266,096       (7,388,363)
------------------------------------------------
   43,026,954       42,093,992       16,681,810
------------------------------------------------


  125,895,605      123,892,455      100,180,503
           --          (44,313)              --
  (33,859,519)     (27,451,360)     (16,030,382)
   (2,357,855)      (1,411,288)
     (497,675)         179,113          463,377
------------------------------------------------
   89,180,556       93,451,158       83,202,210
------------------------------------------------
  132,207,510      135,545,150       99,884,020


  346,331,293      210,786,143      110,902,123
------------------------------------------------
$ 478,538,803    $ 346,331,293    $ 210,786,143
================================================

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                          Notes to Financial Statements

                                December 31, 1998



1. ORGANIZATION

Separate Account Three of The Manufacturers Life Insurance Company of America (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended. The Separate Account is comprised of investment sub-accounts available for allocation of net premiums under single premium variable life and variable universal life insurance policies (the "Policies") issued by The Manufacturers Life Insurance Company of America ("Manufacturers Life of America"). The Separate Account was established by Manufacturers Life of America, a life insurance company organized in 1983 under Michigan law. Manufacturers Life of America is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife Financial"), a Canadian mutual life insurance company. Each investment sub-account invests solely in shares of a particular Manufacturers Investment Trust. Manufacturers Investment Trust is registered under the Investment Company Act of 1940 as an open-end management investment company.

The Equity Index Fund, Equity, Value Equity, Growth and Income, U.S. Government Securities, Conservative Asset Allocation, Moderate Asset Allocation, and Aggressive Asset Allocation Trusts were added to the Separate Account on February 14, 1996 as investment options for variable universal life policy holders of Manufacturers Life of America.

The International Small Cap and Blue Chip Growth Trusts was added to the Separate Account on January 1, 1997 as investment options for variable universal life policy holders of Manufacturers Life of America. The Science & Technology, Pilgram Baxter Growth, Small/Mid Cap, Worldwide Growth, Global Equity, Growth, Value, International Growth and Income, High Yield, Strategic Bond, Global Government Bond, Investment Quality Bond, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, and Lifestyle Conservative 280 Trusts were added to the Separate Account on May 1, 1997 as investment options for variable universal life policy holders of Manufacturers Life of America. The Small Company Value Trust was added to the Separate Account on May 1, 1998.

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                    Notes to Financial Statements (continued)


1. ORGANIZATION (CONTINUED)

Manufacturers Life of America is the legal owner of the Separate Account. Manufacturers Life of America is required to maintain assets in the Separate Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all policies participating in the Separate Account. These assets may not be charged with liabilities which arise from any other business Manufacturers Life of America conducts. However, all obligations under the variable policies are general corporate obligations of Manufacturers Life of America.

Additional assets are held in Manufacturers Life of America's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of its financial statements:

a. Valuation of Investments - Investments are made among thirty-six Trusts of Manufacturers Investment Trust and are valued at the reported net asset values of these Trusts. Transactions are recorded on the trade date. Net investment income and net realized gains on investments in Manufacturers Investment Trust are reinvested.

b. Realized gains and losses on the sale of investments are computed on the first-in, first-out basis.

c.   Dividend income is recorded on the ex-dividend date.

d. Federal Income Taxes - Manufacturers Life of America, the Separate Account's sponsor, is taxed as a "life insurance company" under the Internal Revenue Code. Under these provisions of the Code, the operations of the Separate Account form part of the sponsor's total operations and are not taxed separately.

The current year's operations of the Separate Account are not expected to affect the sponsor's tax liabilities and, accordingly, no charges were made against the Separate Account for federal, state and local taxes. However, in the future, should the sponsor incur significant tax liabilities related to the Separate Account's operations, it intends to make a charge or establish a provision within the Separate Account for such taxes.

                            Separate Account Three of
               The Manufacturers Life Insurance Company of America

                    Notes to Financial Statements (continued)



2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. PREMIUM DEDUCTIONS

Manufacturers Life of America deducts certain charges for state, local, and federal taxes from the gross premium before placing the remaining net premiums in the sub-accounts.

4. PURCHASES AND SALES OF MANUFACTURERS INVESTMENT TRUST SHARES

Purchases and sales of the shares of common stock of Manufacturers Investment Trust for the year ended December 31, 1998 were $255,373,727 and $138,107,190, respectively, and for the year ended December 31, 1997 were $152,223,137 and $49,351,462, respectively.

5. RELATED PARTY TRANSACTIONS

ManEquity, Inc., a registered broker-dealer and indirect wholly-owned subsidiary of Manulife Financial, acts as the principal underwriter of the Policies pursuant to a Distribution Agreement with Manufacturers Life of America. Registered representatives of either ManEquity, Inc. or other broker-dealers having distribution agreements with ManEquity, Inc. who are also authorized as variable life insurance agents under applicable state insurance laws, sell the Policies. Registered representatives are compensated on a commission basis.

Manufacturers Life of America has a formal service agreement with its affiliates, Manulife Financial and The Manufacturers Life Insurance Company (U.S.A.), which can be terminated by either party upon two months notice. Under this Agreement, Manufacturers Life of America pays for legal, actuarial, investment and certain other administrative services.

                        CONSOLIDATED FINANCIAL STATEMENTS
                        THE MANUFACTURERS LIFE INSURANCE
                               COMPANY OF AMERICA

                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
                       WITH REPORT OF INDEPENDENT AUDITORS

                                    CONTENTS



Report of Independent Auditors..................................................
Audited Consolidated Financial Statements.......................................
     Consolidated Balance Sheets................................................
     Consolidated Statements of Income..........................................
     Consolidated Statements of Changes in Capital And Surplus..................
     Consolidated Statements of Cash Flows......................................
Notes to Consolidated Financial Statements......................................

                         REPORT OF INDEPENDENT AUDITORS


The Board of Directors
The Manufacturers Life Insurance Company of America


We have audited the accompanying consolidated balance sheets of The Manufacturers Life Insurance Company of America as of December 31, 1998 and 1997, and the related consolidated statements of income, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Manufacturers Life Insurance Company of America at December 31, 1998 and 1997, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.



Philadelphia, Pennsylvania
March 15, 1999                                                 Ernst & Young LLP

THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

CONSOLIDATED BALANCE SHEETS


As at December 31 ($  thousands)
ASSETS                                                                                      1998                 1997
INVESTMENTS:
Securities available-for-sale, at fair value: (note 3)
   Fixed maturity (amortized cost: 1998 $45,248; 1997 $66,565)                        $   49,254               $   67,893
   Equity (cost: 1998 $ 19,219;  1997 $20,153)                                            20,524                   19,460
Short-term investments                                                                       459                    2,130
Policy loans                                                                              19,320                   14,673
TOTAL INVESTMENTS                                                                     $   89,557               $  104,156
Cash and cash equivalents                                                             $   23,789               $   19,882
Deferred acquisition costs (note 5)                                                      163,506                  130,355
Income taxes recoverable                                                                   2,665                    5,679
Other assets                                                                               9,062                    9,495
Separate account assets                                                                1,075,231                  897,044
------------------------------------------------------------------------- ------------------------ -----------------------
TOTAL ASSETS                                                                          $1,363,810               $1,166,611
------------------------------------------------------------------------- ------------------------ -----------------------
LIABILITIES, CAPITAL AND SURPLUS                                                           1998                 1997
------------------------------------------------------------------------ ------------------------ ------------------------
LIABILITIES:
Policyholder liabilities and accruals                                                 $   60,830               $   94,477
Notes payable (note 7)                                                                         -                   41,500
Due to affiliates                                                                          5,133                   13,943
Deferred income taxes (note 6)                                                               763                    1,174
Other liabilities                                                                         18,656                   11,704
Separate account liabilities                                                           1,075,231                  897,044
TOTAL LIABILITIES                                                                     $1,160,613               $1,059,842
------------------------------------------------------------------------- ------------------------ -----------------------
CAPITAL AND SURPLUS:
Common shares (note 8)                                                                $    4,502               $    4,502
Preferred shares (note 8)                                                                 10,500                   10,500
Contributed surplus                                                                      193,096                   98,569
Retained earnings (deficit)                                                               (2,664)                  (1,910)
Accumulated other comprehensive income (loss)                                             (2,237)                  (4,892)
TOTAL CAPITAL AND SURPLUS                                                             $  203,197               $  106,769
TOTAL LIABILITIES, CAPITAL AND SURPLUS                                                $1,363,810               $1,166,611
------------------------------------------------------------------------- ------------------------ -----------------------

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                                                      1998           1997          1996
--------------------------------------------------------------------------- ------------ -------------- -------------
REVENUE:
     Premiums                                                                    $9,290         $8,607       $12,898
     Consideration paid on reinsurance terminated (note 10)                    (40,975)              -             -
     Fee income                                                                  54,547         38,682        40,434
     Net investment income (note 3)                                               6,128          8,275        19,651
     Realized investment gains (losses)                                           (206)            118         (119)
     Other                                                                        1,082            544           668
--------------------------------------------------------------------------- ------------ -------------- -------------
TOTAL REVENUE                                                                   $29,866        $56,226       $73,532
--------------------------------------------------------------------------- ------------ -------------- -------------

BENEFITS AND EXPENSES:
     Policyholder benefits and claims                                           $16,541         $6,733       $14,473
     Reduction of reserves on reinsurance terminated (note 10)                 (40,975)              -             -
     Operating costs and expenses                                                41,676         41,742        34,581
     Commissions                                                                  2,561          2,838        10,431
     Amortization of deferred acquisition costs (note 5)                          9,266          4,860        13,240
     Interest expense                                                             1,722          2,750        12,251
     Policyholder dividends                                                         221          1,416           872
--------------------------------------------------------------------------- ------------ -------------- -------------
TOTAL BENEFITS AND EXPENSES                                                      31,012         60,339        85,848
--------------------------------------------------------------------------- ------------ -------------- -------------
LOSS BEFORE INCOME TAXES                                                        (1,146)        (4,113)      (12,316)
--------------------------------------------------------------------------- ------------ -------------- -------------
INCOME TAX BENEFIT (NOTE 6)                                                         392            477         3,909
--------------------------------------------------------------------------- ------------ -------------- -------------
NET LOSS                                                                        $ (754)      $ (3,636)     $ (8,407)
--------------------------------------------------------------------------- ------------ -------------- -------------

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                                                                        ACCUMULATED
                                                                          RETAINED         OTHER          TOTAL
  FOR THE YEARS ENDED DECEMBER 31            CAPITAL     CONTRIBUTED      EARNINGS     COMPREHENSIVE   CAPITAL AND
  ($ thousands)                               STOCK        SURPLUS        (DEFICIT)    INCOME (LOSS)     SURPLUS
  -------------------------------------------------------------------------------------------------------------------
  Balance at January 1, 1996                  $15,002       $ 83,569       $10,133       $  1,816       $  110,520
  Issuance of shares                               -          15,000            -              -            15,000
  Comprehensive income (loss) (note 2)             -            -           (8,407)          (483)          (8,890)
  -------------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 1996                  $15,002       $ 98,569       $ 1,726       $  1,333       $  116,630
  Comprehensive income (loss) (note 2)             -            -           (3,636)        (6,225)          (9,861)
  -------------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 1997                  $15,002       $ 98,569       $(1,910)      $ (4,892)      $  106,769
  Capital contribution (note 8)                    -          94,527             -              -           94,527
  Comprehensive income (loss) (note 2)             -               -          (754)         2,655            1,901
  -------------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 1998                  $15,002       $193,096       $(2,664)      $ (2,237)      $  203,197
  -------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                                                         1998            1997        1996
---------------------------------------------------------------------------- --------------- -------------- ------------
OPERATING ACTIVITIES:
Net Loss                                                                       $      (754)     $  (3,636)    $ (8,407)
Adjustments to reconcile net loss to net cash used in operating activities:
     Additions (deductions)  to policy liabilities and accruals                    (36,217)        (2,147)       3,287
     Deferred acquisition costs                                                    (43,065)       (33,544)    (36,024)
     Amortization of deferred acquisition costs                                       9,266          4,860      13,240
     Realized (gains) losses on investments                                             206          (118)         119
     Decreases (increases) to deferred  income taxes                                (1,796)          2,730         777
     Other                                                                            3,067          7,144       6,540
---------------------------------------------------------------------------- --------------- -------------- ------------
Net cash used in operating activities                                          $  (69,293)     $  (24,711)    $(20,468)
---------------------------------------------------------------------------- --------------- -------------- ------------
INVESTING ACTIVITIES:
Fixed maturity securities sold                                                   $  27,852     $    73,772    $120,234
Fixed maturity securities purchased                                                 (6,429)       (89,763)   (108,401)
Equity securities sold                                                                8,555         10,586      25,505
Equity securities purchased                                                         (8,082)       (11,289)    (22,203)
Mortgage loans repaid                                                                     -            514       6,669
Net change in short-term investments                                                  1,671          4,558     (2,992)
Net policy loans advanced                                                           (4,647)        (4,851)     (2,867)
Guaranteed annuity contracts                                                              -        171,691    (16,356)
---------------------------------------------------------------------------- --------------- -------------- ------------
Cash provided by investing activities                                          $    18,920     $   155,218    $  2,581
---------------------------------------------------------------------------- --------------- -------------- ------------
FINANCING ACTIVITIES:
Receipts from variable life and annuity policies
     credited to policyholder account balances                                 $     7,981     $     7,582    $  5,493
Withdrawals of policyholder account balances on
     variable life and annuity policies                                             (5,410)        (3,252)     (2,994)
Bonds payable repaid                                                                      -      (158,760)            -
Issuance of shares                                                                        -              -      15,000
Issuance of promissory note                                                               -         33,000           -
Capital Contribution                                                                 51,709              -           -
---------------------------------------------------------------------------- --------------- -------------- ------------
Cash provided by (used in) financing activities                                $    54,280     $ (121,430)    $ 17,499
---------------------------------------------------------------------------- --------------- -------------- ------------
CASH AND CASH EQUIVALENTS:
Increase (decrease) during the year                                                   3,907          9,077     (3,380)
Balance, beginning of year                                                           19,882         10,805      14,185
---------------------------------------------------------------------------- --------------- -------------- ------------
BALANCE, END OF YEAR                                                           $    23,789     $    19,882    $ 10,805
---------------------------------------------------------------------------- --------------- -------------- ------------

The accompanying notes are an integral part of these consolidated financial statements.

               THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1998
                            (IN THOUSANDS OF DOLLARS)


1.       ORGANIZATION

         The Manufacturers Life Insurance Company of America (the "Company") is a wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA"), which is in turn an indirectly wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife Financial"), a Canadian-based mutual life insurance company. The Company markets variable annuity and variable life products in the United States and traditional insurance products in Taiwan.

         On December 31, 1996, ManUSA transferred to the Company all of the common and preferred shares of Manulife Holding Corporation ("Holdco"), an investment holding company. The Company then transferred all the common and preferred shares of Manufacturers Adviser Corporation ("MAC") to Holdco for two shares of $1 common stock of Holdco. Holdco has primarily three wholly-owned subsidiaries, ManEquity Inc., a registered broker/dealer, MAC, an investment fund management company, and Manulife Capital Corporation ("MCC"), an investment holding company.

         In October 1997, the Manufacturers Life Mortgage Securities Corporation ("MLMSC"), a subsidiary of Holdco, was absorbed into Holdco subsequent to the maturity and repayment of the mortgage-backed US dollar bonds. All assets and liabilities of MLMSC were transferred to Holdco at their respective book values.

         These transfers have been accounted for using the pooling-of-interests method of accounting. Under this method, the assets, liabilities, capital and surplus, revenues and expenses of each separate entity are combined retroactively at their historical carrying values to form the financial statements of the Company for all periods presented to give effect to the reorganization as if the structure in place at December 31, 1996 had been in place as of the earliest period presented in these consolidated financial statements. The accounts of all subsidiary companies are therefore combined and all significant intercompany balances and transactions are eliminated on combination. In addition, the capital and surplus of the Company has been restated retroactively to reflect the capital structure in place at December 31, 1996.

         The revenues and net income reported by the separate entities and the combined amounts presented in the accompanying consolidated financial statements are as follows:

         FOR THE YEAR ENDED DECEMBER 31
         ($ thousands)                                                   1996
         --------------------------------------------------------------------
         Revenue:
           ManAmerica                                                $ 54,404
           Holdco                                                      15,543
           MAC                                                          3,585
         --------------------------------------------------------------------
         TOTAL REVENUE                                               $ 73,532
         --------------------------------------------------------------------
         Net Income (loss):
           ManAmerica                                                $ (8,676)
           Holdco                                                        (670)
           MAC                                                            939
         --------------------------------------------------------------------
         TOTAL NET LOSS                                              $ (8,407)
         --------------------------------------------------------------------


2.       SIGNIFICANT ACCOUNTING POLICIES

      a) BASIS OF PRESENTATION

         The accompanying consolidated financial statements of the Company have been prepared in conformity with generally accepted accounting principles ("GAAP").

         The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

         Certain reclassifications have been made to 1997 and 1996 financial information to conform to the 1998 presentation.

      b) RECENT ACCOUNTING STANDARDS

      i) During 1998, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 130, "Reporting Comprehensive Income". SFAS No. 130 establishes standards for reporting and displaying comprehensive income and its components in a full set of general-purpose annual financial statements. Comprehensive income includes all changes in shareholder's equity during a period except those resulting from investments by and distributions to shareholders. The adoption of SFAS No. 130 resulted in revised and additional disclosures but had no effect on the financial position, results of operations, or liquidity of the Company.

         Total comprehensive income was as follows:

          FOR THE YEARS ENDED DECEMBER 31
          ($ thousands)                                                          1998          1997          1996
          --------------------------------------------------------------------------------------------------------
          NET INCOME (LOSS)                                                   $  (754)      $(3,636)      $(8,407)
          --------------------------------------------------------------------------------------------------------
          OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX:
            Unrealized holding gains (losses) arising during the period         2,435        (1,030)         (560)
            Foreign currency translation                                           86        (5,272)           --
             Reclassification adjustment for realized gains (losses)
               included in net income                                            (134)           77           (77)
          --------------------------------------------------------------------------------------------------------
          Other comprehensive income (loss)                                     2,655        (6,225)         (483)
          --------------------------------------------------------------------------------------------------------
          COMPREHENSIVE INCOME (LOSS)                                         $ 1,901       $(9,861)      $(8,890)
          --------------------------------------------------------------------------------------------------------

          Other comprehensive income (loss) is reported net of tax expense (benefit) of $1,430, $(513), and $260 for 1998, 1997, and 1996,
          respectively.

          Accumulated other comprehensive income is comprised of the following:

         AS AT DECEMBER 31
         ($ thousands)                                                                  1998        1997
         -------------------------------------------------------------------------------------------------
         UNREALIZED GAINS (LOSSES):
              Beginning balance                                                     $    380     $ 1,333
              Current period change                                                    2,569        (953)
         -------------------------------------------------------------------------------------------------
              Ending balance                                                        $  2,949     $   380
         -------------------------------------------------------------------------------------------------
         FOREIGN CURRENCY:
              Beginning balance                                                     $(5,272)     $     -
              Current period change                                                       86      (5,272)
         -------------------------------------------------------------------------------------------------
              Ending balance                                                        $(5,186)     $(5,272)
         -------------------------------------------------------------------------------------------------
         ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)                              $(2,237)     $(4,892)
         -------------------------------------------------------------------------------------------------


     ii) During 1998, the Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information". SFAS No. 131 establishes standards for the disclosure of information about the Company's operating segments, including disclosures about products and services, geographic areas, and major customers. The adoption of SFAS No. 131 did not affect results of operations or financial position, nor did it affect the manner in which the Company defines its operating segments. The Company reports two business segments: Traditional Life Insurance sold in Taiwan and Variable Life and Annuities sold in the U.S. Refer to Note 12 for additional segment information.

     C)  INVESTMENTS

         The Company classifies all of its fixed maturity and equity securities as available-for-sale and records these securities at fair value. Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using the specific identification method. Changes in the fair value of securities available-for-sale are reflected directly in accumulated other comprehensive income after adjustments for deferred taxes and deferred acquisition costs. Discounts and premiums on investments are amortized using the effective interest method.

         Policy loans are reported at aggregate unpaid balances which approximate fair value.

         Short-term investments include investments with maturities of less than one year at the date of acquisition.

     d)  CASH EQUIVALENTS

         The Company considers all highly liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

     e)  DEFERRED ACQUISITION COSTS (DAC)

         Commissions and other expenses which vary with and are primarily related to the production of new business are deferred to the extent recoverable and included as an asset. DAC associated with variable annuity and variable life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. DAC associated with traditional life insurance policies is charged to expense over the premium paying period of the related policies. DAC is adjusted for the impact on estimated future gross profits assuming the unrealized gains or losses on securities had been realized at year-end. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, it is immediately expensed.

     f)  POLICYHOLDER LIABILITIES

         For variable annuity and variable life contracts, reserves equal the policyholder account value. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges and administrative expenses charged to the policyholders. Policy charges which compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC.

         Policyholder liabilities for traditional life insurance policies sold in Taiwan are computed using the net level premium method and are based upon estimates as to future mortality, persistency, maintenance expense and interest rate yields that were established in the year of issue.

     g)  SEPARATE ACCOUNTS

         Separate account assets and liabilities represent funds that are separately administered, principally for variable annuity and variable life contracts, and for which the contract holder, rather than the Company, bears the investment risk Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying financial statements.

    h)  REVENUE RECOGNITION

         Fee income from variable annuity and variable life insurance policies consists of policy charges for the cost of insurance, expenses and surrender charges that have been assessed against the policy account balances. Policy charges that are designed to compensate the company for future services are deferred and recognized in income over the period benefited, using the same assumptions used to amortize DAC. Premiums on long-duration life insurance contracts are recognized as revenue when due. Investment income is recorded when due.


     i)  EXPENSES

         Expenses for variable annuity and variable life insurance policies include interest credited to policy account balances and benefit claims incurred during the period in excess of policy account balances.

     j)  REINSURANCE

         The Company is routinely involved in reinsurance transactions in order to minimize exposure to large risks. Life reinsurance is accomplished through various plans including yearly renewable term, co-insurance and modified co-insurance. Reinsurance premiums, policy charges for cost of insurance and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, fees and claims are reported net of reinsured amounts. Amounts paid with respect to ceded reinsurance contracts are reported as reinsurance receivables in other assets.

     k)  FOREIGN EXCHANGE

         The Company's Taiwanese branch balance sheet and statement of income are translated at the current exchange and average exchange rates for the year respectively. The resultant translation adjustments are included in accumulated other comprehensive income.

     l)  INCOME TAX

         Income taxes have been provided for in accordance with SFAS No. 109 "Accounting for Income Taxes." The Company joins ManUSA, Manulife Reinsurance Corporation ("MRC") and Manulife Reinsurance Limited ("MRL") in filing a U.S. consolidated income tax return as a life insurance group under provisions of the Internal Revenue Code. In accordance with an income tax sharing agreement, the Company's income tax provision (or benefit) is computed as if the Company filed a separate income tax return. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable to the Company, provided the consolidated group utilizes such benefits currently. Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. Income taxes recoverable represents amounts due from ManUSA in connection with the consolidated return.

3.       INVESTMENTS AND INVESTMENT INCOME

     a)  FIXED MATURITY AND EQUITY SECURITIES

         At December 31, 1998, all fixed maturity and equity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value is summarized as follows:

                                                                         GROSS                  GROSS
                                              AMORTIZED COST       UNREALIZED GAINS       UNREALIZED LOSSES           FAIR VALUE
          AS AT DECEMBER 31,
          ($ thousands)                        1998       1997       1998       1997       1998         1997       1998       1997
          ------------------------------------------------------------------------------------------------------------------------
          FIXED MATURITY SECURITIES:
          U.S. government                   $27,349    $51,694    $ 2,578    $   937    $    --     $  (135)    $29,927    $52,496
          Foreign governments                 9,353      6,922        709        203         --         (14)     10,062      7,111
          Corporate                           8,546      7,949        719        415         --         (78)      9,265      8,286
          ------------------------------------------------------------------------------------------------------------------------
          Total fixed maturity              $45,248    $66,565    $ 4,006    $ 1,555    $    --     $  (227)    $49,254    $67,893
          securities

          Equity securities                 $19,219    $20,153    $ 3,217    $ 1,496    $(1,912)    $(2,189)    $20,524    $19,460
          ------------------------------------------------------------------------------------------------------------------------

         Proceeds from sales of fixed maturity securities during 1998 were $27,852 (1997 $73,772; 1996 $120,234). Gross gains of $362 and gross losses of $107 were realized on those sales (1997 $955 and $837; 1996 $1,858 and $1,837 respectively).

         Proceeds from sale of equity securities during 1998 were $8,555 (1997 $10,586; 1996 $25,505). Gross gains of $16 and gross losses of $477 were realized on those sales (1997 $NIL and $NIL; 1996 $NIL and $140 respectively).

         The contractual maturities of fixed maturity securities at December 31, 1998 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.


         ($ thousands)                                                      AMORTIZED COST       FAIR VALUE
         ------------------------------------------------------------------------------------------------------
         Fixed maturity securities
              One year or less                                                   $ 1,174           $1,179
              Greater than 1; up to 5 years                                        7,792            8,081
              Greater than 5; up to 10 years                                      24,422           26,395
              Due after 10 years                                                  11,860           13,599
         ------------------------------------------------------------------------------------------------------
         TOTAL FIXED MATURITY SECURITIES                                         $45,248           $49,254
         ------------------------------------------------------------------------------------------------------

     b)  INVESTMENT INCOME

         Income by type of investment was as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                                         1998         1997           1996
         ---------------------------------------------------------------------------------------------------------
         Fixed maturity securities                                          $ 4,675      $ 4,545      $   4,447
         Equity securities                                                      227          331            671
         Guaranteed annuity contracts                                             -        2,796         13,196
         Other investments                                                    1,485          772          1,697
         ---------------------------------------------------------------------------------------------------------
         Gross investment income                                              6,387        8,444         20,011
         ---------------------------------------------------------------------------------------------------------
         Investment expenses                                                    259          169            360
         ---------------------------------------------------------------------------------------------------------
         NET INVESTMENT INCOME                                              $ 6,128      $ 8,275      $  19,651
         ---------------------------------------------------------------------------------------------------------

4.       GUARANTEED ANNUITY CONTRACTS AND BONDS PAYABLE

         The Company's wholly-owned subsidiary, Manufacturers Life Mortgage Securities Corporation, has historically invested amounts received as repayments of mortgage loans in annuities issued by ManUSA. These annuities were collateral for the 8 1/4 % mortgage-backed bonds payable. On March 1, 1997 the annuities matured and the proceeds were used to repay the bonds payable.

         In October 1997, MLMSC was absorbed into Manulife Holding Corporation.

5.      DEFERRED ACQUISITION COSTS

         The components of the change in DAC were as follows:

          FOR THE YEARS ENDED DECEMBER 31
          ($ thousands)                                                             1998          1997          1996
          ----------------------------------------------------------------------------------------------------------
          Balance at January 1,                                                $ 130,355     $ 102,610     $  78,829
          Capitalization                                                          43,065        33,544        36,024
          Accretion of interest                                                   11,417         9,357         6,344
          Amortization                                                           (20,683)      (14,217)      (19,583)
          Effect of net unrealized gains (losses)
               on securities available for sale                                     (784)        1,268           996
          Currency                                                                   136        (2,207)           --
          ----------------------------------------------------------------------------------------------------------
          BALANCE AT DECEMBER 31                                               $ 163,506     $ 130,355     $ 102,610
          ----------------------------------------------------------------------------------------------------------


6.       INCOME TAXES

         Components of income tax expense (benefit) were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                                       1998        1997        1996
         ------------------------------------------------------------------------------------------------
         Current expense (benefit)                                        $ 1,404     $(3,207)    $(4,686)
         Deferred expense (benefit)                                        (1,796)      2,730         777
         ------------------------------------------------------------------------------------------------
         TOTAL EXPENSE (BENEFIT)                                          $  (392)    $  (477)    $(3,909)
         ------------------------------------------------------------------------------------------------

         The Company's deferred income tax liability, which results from tax effecting the differences between financial statement values and tax values of assets and liabilities at each balance sheet date, relates to the following:

         AS AT DECEMBER 31
         ($ thousands)                                                                    1998           1997
         -----------------------------------------------------------------------------------------------------
         DEFERRED TAX ASSETS:
              Differences in computing policy reserves                                 $38,888        $34,291
              Policyholder dividends payable                                                 -            240
              Investments                                                                  708            793
              Other deferred tax assets                                                    333              -
         -----------------------------------------------------------------------------------------------------
         Deferred tax assets                                                           $39,929        $35,324
         -----------------------------------------------------------------------------------------------------
         DEFERRED TAX LIABILITIES:
              Deferred acquisition costs                                               $38,778        $30,682
              Investments                                                                1,859            166
              Policyholder dividends payable                                                55              -
              Other deferred tax liabilities                                                 -          5,650
         -----------------------------------------------------------------------------------------------------
         Deferred tax liabilities                                                      $40,692        $36,498
         -----------------------------------------------------------------------------------------------------
         NET DEFERRED TAX LIABILITIES                                                  $  (763)       $(1,174)
         -----------------------------------------------------------------------------------------------------


         At December 31, 1998, the consolidated group has utilized all available operating loss carryforwards and net capital loss carryforwards. The losses of the Company, MRC and ManUSA may be used to offset the ordinary and capital gain income of MRL. However, losses of MRL may not be used to offset the income of the other members of the consolidated group.

7.       NOTES PAYABLE

         a) On June 15, 1998, the outstanding promissory note in the amount of $33,000 plus interest at 6.95% issued on December 5, 1997 payable to ManUSA was discharged and the amount due of $34,318 ($33,000 plus interest of $1,318) was recorded as a capital contribution.

         b) On December 31, 1998, the surplus debenture in the amount of $8,500 plus interest at 6.7% issued on December 31, 1995 to ManUSA was discharged and the amount due of $8,500 was recorded as a capital contribution.

8.   CAPITAL AND SURPLUS

         The Company has two classes of capital stock, as follows:

          AS AT DECEMBER 31:
          ($ thousands, except per share amounts)                                1998                   1997
          ---------------------------------------------------------------------------------------------------
          AUTHORIZED:
              5,000,000 Common shares, Par value $1
              5,000,000 Preferred shares, Par value $100
          ISSUED AND OUTSTANDING:
              4,501,861 Common shares                                         $ 4,502                 $4,502

              105,000 Preferred shares                                         10,500                 10,500
          ---------------------------------------------------------------------------------------------------
          TOTAL                                                               $15,002                $15,002
          ---------------------------------------------------------------------------------------------------

         During 1996, the Company issued two common shares to its Parent Company in return for a capital contribution of $15,000.

         In 1998, the outstanding promissory note payable referred to in note 7(a) above, totaling $34,318, was discharged and recorded as a capital contribution.

         On December 31, 1998, the Company issued one common share to ManUSA in exchange for a capital contribution of $60,209. Included in this capital contribution was the discharge of the surplus debenture in the amount of $8,500 referred to in note 7(b) above.

         The Company is subject to statutory limitations on the payment of dividends to its Parent. Under Michigan Insurance Law, the payment of dividends to shareholders is restricted to the surplus earnings of the Company, unless prior approval is obtained from the Michigan Insurance Bureau.

         The aggregate statutory capital and surplus of the Company at December 31, 1998 was $121,799 (1997 $56,598). The aggregate statutory net loss of the Company for the year ended 1998 was $23,491 (1997 $2,550; 1996 $5,961). State regulatory authorities prescribe statutory accounting practices that differ in certain respects from generally accepted accounting principles followed by stock life insurance companies. The significant differences relate to investments, deferred acquisition costs, deferred income taxes, non-admitted asset balances and reserve calculation assumptions.

9.   FAIR VALUE OF FINANCIAL INSTRUMENTS

         The carrying values and the estimated fair values of certain of the Company's financial instruments at December 31, 1998 were as follows:

                                                                                    ESTIMATED
       ($ thousands)                                      CARRYING VALUE            FAIR VALUE
       ------------------------------------------------------------------------------------------------
       ASSETS:
           Fixed maturity and equity securities             $69,778                 $69,778
           Short-term investments                               459                     459
           Policy loans                                      19,320                  19,320
           Cash and cash equivalents                         23,789                  23,789
       ------------------------------------------------------------------------------------------------

         The following methods and assumptions were used to estimate the fair values of the above financial instruments:

         FIXED MATURITY AND EQUITY SECURITIES: Fair values of fixed maturity and equity securities were based on quoted market prices, where available. Fair values were estimated using values obtained from independent pricing services.

         SHORT-TERM INVESTMENTS AND CASH AND CASH EQUIVALENTS: Carrying values approximate fair values.

         POLICY LOANS: Carrying values approximate fair values.

10.      RELATED  PARTY TRANSACTIONS

         The Company has formal service agreements with Manulife Financial and ManUSA which can be terminated by any party upon two months' notice. Under the agreements, the Company will pay direct operating expenses incurred each year by Manulife Financial and ManUSA on its behalf. Services provided under the agreement include legal, actuarial, investment, data processing and certain other administrative services. Costs incurred under these agreements were $34,070, $32,733 and $29,384 in 1998, 1997 and 1996 respectively. In addition, there were $12,817, $11,249 and $6,934 of agents bonuses allocated to the Company during 1998, 1997 and 1996, respectively, which are included in deferred acquisition costs.

         The Company has several reinsurance agreements with affiliated companies which may be terminated upon the specified notice by either party. These agreements are summarized as follows:

         (a) On December 31, 1998, the coinsurance treaties under which the Company had assumed two blocks of insurance from ManUSA were terminated. The Company's risk under these treaties was limited to $100,000 of initial face amount per claim plus a pro-rata share of any increase in face amount. Upon the termination of the treaties, the Company paid consideration in the amount of approximately $41.0 million to ManUSA and policyholder reserves totaling $41.0 million were recaptured by ManUSA. No gain or loss resulted from the termination of these treaties.

         (b) The Company cedes the risk in excess of $25,000 per life to MRC under the terms of an automatic reinsurance agreement

         (c) The Company cedes a substantial portion of its risk on its Flexible Premium Variable Life policies to MRC under the terms of a stop loss reinsurance agreement.

         Selected amounts relating to the above treaties reflected in the financial statements are as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                                        1998        1997         1996
         ---------------------------------------------------------------------------------------------------
         Life and annuity premiums assumed                                 $    48    $    509       $  724
         Life and annuity premiums ceded                                        76          69           99
         Policy reserves assumed                                                 -      40,975       44,497
         Policy reserves ceded                                                 145         130          304
         ---------------------------------------------------------------------------------------------------

         Reinsurance recoveries on ceded reinsurance contracts to affiliates were $NId to third parties.

APPENDIX A

SAMPLE ILLUSTRATIONS OF POLICY VALUES, CASH SURRENDER VALUES AND DEATH BENEFITS

The following tables have been prepared to help show how values under the Policy change with investment performance. The tables include both Policy Values and Cash Surrender Values as well as Death Benefits. The Policy Value is the sum of the values in the Investment Accounts, as the tables assume no values in the Fixed Account or Loan Account. The Cash Surrender Value is the Policy Value less any applicable surrender charges. The tables illustrate how Policy Values and Cash Surrender Values, which reflect all applicable charges and deductions, and Death Benefits of the Policy on an insured of a given age would vary over time if the return on the assets of the Portfolio was a uniform, gross, after-tax, annual rate of 0%, 6% or 12%. The Policy Values, Death Benefits and Cash Surrender Values would be different from those shown if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years. The charges reflected in the tables include those for: deductions from premiums for state, local and federal taxes, deferred underwriting and sales charges, and monthly deductions for administration, cost of insurance and mortality and expense risks.

The amounts shown for the Policy Value, Death Benefit and Cash Surrender Value as of each policy year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because the expenses and fees borne by the Portfolios are deducted from the gross return. The illustrations reflect an average of those Portfolios' current expenses, which is approximately 0.949% per annum. The gross annual rates of return of 0%, 6% and 12% correspond to approximate net annual rates of return of -0.944%, 4.999% and 10.942%. The illustrations reflect the expense reimbursements in effect for the Lifestyle Trusts and the expense limitation in effect for the Equity Index Trust. In the absence of such expense reimbursements and expense limitation, the average of the Portfolio's current expenses would have been 0.953% per annum and the gross annual rates of return of 0%, 6% and 12% would have corresponded to approximate net annual rates of return of -0.949%, 4.994% and 10.938%. The expense reimbursements for the Lifestyle Trusts and the expense limitation for the Equity Index Trust remained in effect during the fiscal year ended December 31, 1998, and are expected to remain in effect during the fiscal year ended December 31, 1999. Were the expense reimbursement and expense limitation to terminate, the average of the Portfolios' current expenses would be higher and the approximate net annual rates of return would be lower.

The tables assume that no premiums have been allocated to the Fixed Account, that planned premiums are paid on the policy anniversary and that no transfers, partial withdrawals, policy loans, changes in death benefit options or changes in face amount have been made. The tables reflect the fact that no charges for federal, state or local taxes are currently made against the Separate Account. If such a charge is made in the future, it would take a higher gross rate of return to produce after-tax returns of 0%, 6% and 12% than it does now.

There are two tables shown for each combination of age and death benefit option for male non-smokers, one based on current cost of insurance and monthly administration charges and the other based on the maximum administration charges, deductions from premiums and cost of insurance charges based on the 1980 Commissioners Standard Ordinary Smoker/Nonsmoker Mortality Tables. The current waiver of deductions from premiums and current monthly administration charges and cost of insurance charges are not guaranteed and may be changed. Upon request, Manufacturers Life of America will furnish a comparable illustration based on the proposed life insured's age, sex (unless unisex rates are required by law) and risk class, any additional ratings and the death benefit option, face amount and planned premium requested. Illustrations for smokers would show less favorable results than the illustrations shown below.

From time to time, in advertisements or sales literature for the Policies that quote performance data of one or more of the Portfolios, the Company may include cash surrender values and death benefit figures computed using the same methodology as that used in the following illustrations, but with the average annual total return of the Portfolios for which performance data is shown in the advertisement replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables and examples.

The Policies have been offered to the public only since September 10, 1993. However, total return data may be advertised for as long a period of time as the underlying Portfolio has been in existence. The results for any period prior to the Policies' being offered would be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Policies.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     MALE NON-SMOKER ISSUE AGE 35 (STANDARD)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                         $5,960 ANNUAL PLANNED PREMIUM*
                            ASSUMING CURRENT CHARGES


                            0% Hypothetical                 6% Hypothetical                      12% Hypothetical
                        Gross Investment Return         Gross Investment Return               Gross Investment Return
                        -----------------------         -----------------------               -----------------------
End Of    Accumulated   Policy    Cash       Death      Policy       Cash        Death         Policy      Cash          Death
Policy      Premiums     Value  Surrender   Benefit      Value     Surrender    Benefit         Value    Surrender      Benefit
Year (1)         (2)              Value                              Value                                 Value
                                 (3)(4)                             (3)(4)                                (3)(4)
   1         6,258      4,614          0    500,000       4,925         271     500,000         5,238          584      500,000
   2        12,829      9,408      4,637    500,000      10,324       5,554     500,000        11,279        6,509      500,000
   3        19,728     14,070      7,548    500,000      15,899       9,377     500,000        17,879       11,357      500,000
   4        26,973     18,598     12,129    500,000      21,652      15,183     500,000        25,089       18,620      500,000
   5        34,579     22,985     16,565    500,000      27,582      21,161     500,000        32,961       26,541      500,000
   6        42,566     27,256     21,135    500,000      33,719      27,599     500,000        41,588       35,468      500,000
   7        50,953     31,374     25,554    500,000      40,035      34,215     500,000        51,009       45,189      500,000
   8        59,758     35,345     29,824    500,000      46,540      41,020     500,000        61,309       55,789      500,000
   9        69,004     39,159     34,156    500,000      53,233      48,230     500,000        72,571       67,568      500,000
  10        78,712     42,823     38,760    500,000      60,126      56,063     500,000        84,898       80,835      500,000
  11        88,906     46,334     43,084    500,000      67,224      63,974     500,000        98,399       95,149      500,000
  12        99,609     49,674     47,236    500,000      74,520      72,082     500,000       113,183      110,745      500,000
  13       110,848     52,842     51,217    500,000      82,020      80,395     500,000       129,385      127,760      500,000
  14       122,648     55,833     55,021    500,000      89,727      88,915     500,000       147,152      146,340      500,000
  15       135,039     58,635     58,635    500,000      97,642      97,642     500,000       166,646      166,646      500,000
  16       148,049     61,242     61,242    500,000     105,768     105,768     500,000       188,052      188,052      500,000
  17       161,709     63,627     63,627    500,000     114,094     114,094     500,000       211,564      211,564      500,000
  18       176,052     65,796     65,796    500,000     122,636     122,636     500,000       237,425      237,425      500,000
  19       191,113     67,728     67,728    500,000     131,387     131,387     500,000       265,892      265,892      500,000
  20       206,927     69,524     69,524    500,000     140,453     140,453     500,000       297,322      297,322      500,000
  21       223,531     71,186     71,186    500,000     149,851     149,851     500,000       332,048      332,048      500,000
  22       240,966     72,536     72,536    500,000     159,453     159,453     500,000       370,252      370,252      540,567
  23       259,272     73,563     73,563    500,000     169,268     169,268     500,000       412,113      412,113      585,200
  24       278,494     74,247     74,247    500,000     179,303     179,303     500,000       457,993      457,993      632,030
  25       298,676     74,553     74,553    500,000     189,553     189,553     500,000       508,295      508,295      681,115
  26       319,868     74,787     74,787    500,000     200,932     200,932     500,000       566,011      566,011      735,815
  27       342,119     74,556     74,556    500,000     212,625     212,625     500,000       629,492      629,492      805,750
  28       365,483     73,796     73,796    500,000     224,632     224,632     500,000       699,307      699,307      881,127
  29       390,016     72,432     72,432    500,000     236,958     236,958     500,000       776,089      776,089      962,351
  30       415,774     71,022     71,022    500,000     250,003     250,003     500,000       860,825      860,825    1,050,207
  31       442,821     69,550     69,550    500,000     263,803     263,803     500,000       954,362      954,362    1,145,234
  32       471,220     67,395     67,395    500,000     278,072     278,072     500,000     1,057,199    1,057,199    1,258,067
  33       501,039     64,495     64,495    500,000     292,860     292,860     500,000     1,170,254    1,170,254    1,380,899
  34       532,349     60,781     60,781    500,000     308,225     308,225     500,000     1,294,538    1,294,538    1,514,609
  35       565,224     56,160     56,160    500,000     324,233     324,233     500,000     1,431,162    1,431,162    1,660,148
  36       600,131     50,712     50,712    500,000     341,288     341,288     500,000     1,581,659    1,581,659    1,818,908
  37       636,783     43,678     43,678    500,000     359,046     359,046     500,000     1,747,353    1,747,353    1,974,509
  38       675,268     35,115     35,115    500,000     377,721     377,721     500,000     1,930,108    1,930,108    2,142,420

  39     715,677  24,287    24,287   500,000     397,348     397,348     500,000     2,131,723    2,131,723    2,323,578
  40     758,106  11,230    11,230   500,000     418,226     418,226     500,000     2,354,680    2,354,680    2,519,507
  41     802,657   0 (5)     0 (5)   500,000     440,416     440,416     500,000     2,601,347    2,601,347    2,731,415
  42     849,435   0 (5)     0 (5)   500,000     464,347     464,347     500,000     2,871,952    2,871,952    3,015,550
  43     898,552   0 (5)     0 (5)   500,000     490,322     490,322     514,839     3,169,108    3,169,108    3,327,564
  44     950,125   0 (5)     0 (5)   500,000     517,286     517,286     543,151     3,495,288    3,495,288    3,670,052
  45   1,004,277   0 (5)     0 (5)   500,000     545,209     545,209     572,470     3,853,150    3,853,150    4,045,807
  46   1,061,136   0 (5)     0 (5)   500,000     574,096     574,096     602,801     4,245,516    4,245,516    4,457,792
  47   1,120,838   0 (5)     0 (5)   500,000     603,944     603,944     634,142     4,675,384    4,675,384    4,909,153
  48   1,183,526   0 (5)     0 (5)   500,000     634,738     634,738     666,475     5,145,895    5,145,895    5,403,190
  49   1,249,348   0 (5)     0 (5)   500,000     666,453     666,453     699,776     5,660,360    5,660,360    5,943,378
  50   1,318,460   0 (5)     0 (5)   500,000     699,068     699,068     734,022     6,222,351    6,222,351    6,533,468
  51   1,391,029   0 (5)     0 (5)   500,000     732,959     732,959     769,607     6,839,425    6,839,425    7,181,396
  52   1,467,226   0 (5)     0 (5)   500,000     768,155     768,155     806,563     7,516,766    7,516,766    7,892,604
  53   1,547,232   0 (5)     0 (5)   500,000     804,727     804,727     844,964     8,260,481    8,260,481    8,673,505
  54   1,631,240   0 (5)     0 (5)   500,000     842,724     842,724     884,860     9,076,997    9,076,997    9,530,846
  55   1,719,447   0 (5)     0 (5)   500,000     882,195     882,195     926,305     9,973,379    9,973,379   10,472,048
  56   1,812,065   0 (5)     0 (5)   500,000     923,024     923,024     969,175    10,955,369   10,955,369   11,503,137
  57   1,909,313   0 (5)     0 (5)   500,000     966,280     966,280   1,004,931    12,043,805   12,043,805   12,525,557
  58   2,011,425   0 (5)     0 (5)   500,000   1,012,291   1,012,291   1,042,660    13,253,182   13,253,182   13,650,777
  59   2,118,641   0 (5)     0 (5)   500,000   1,061,554   1,061,554   1,082,785    14,602,149   14,602,149   14,894,192
  60   2,231,219   0 (5)     0 (5)   500,000   1,114,493   1,114,493   1,125,637    16,110,747   16,110,747   16,271,855
  61   2,349,425   0 (5)     0 (5)   500,000   1,171,443   1,171,443   1,171,443    17,800,262   17,800,262   17,800,262
  62   2,473,542   0 (5)     0 (5)   500,000   1,230,973   1,230,973   1,230,973    19,666,234   19,666,234   19,666,234
  63   2,603,864   0 (5)     0 (5)   500,000   1,293,197   1,293,197   1,293,197    21,727,094   21,727,094   21,727,094
  64   2,740,703   0 (5)     0 (5)   500,000   1,358,239   1,358,239   1,358,239    24,003,196   24,003,196   24,003,196
  65   2,884,384   0 (5)     0 (5)   500,000   1,426,225   1,426,225   1,426,225    26,517,020   26,517,020   26,517,020

* Note that the second tier Death Benefit Guarantee Premium level of $6,329 is paid from age 70.

     (1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

     (2)  Assumes net interest of 5% compounded annually.

     (3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years. Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.

     (4) Cash Surrender Value for the first two years reflects sales charge limitations imposed by the S.E.C.

     (5) In the absence of additional premium payments, the Policy will lapse, unless the Death Benefit Guarantee is in effect.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only, and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     MALE NON-SMOKER ISSUE AGE 35 (STANDARD)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                         $5,960 ANNUAL PLANNED PREMIUM*
                            ASSUMING MAXIMUM CHARGES


                             0% Hypothetical                6% Hypothetical                    12% Hypothetical
                         Gross Investment Return        Gross Investment Return             Gross Investment Return
                         -----------------------        -----------------------             -----------------------
End Of    Accumulated   Policy     Cash       Death    Policy     Cash       Death      Policy      Cash         Death
Policy     Premiums      Value   Surrender   Benefit    Value   Surrender   Benefit      Value    Surrender     Benefit
Year (1)      (2)                  Value                          Value                             Value
                                  (3)(4)                         (3)(4)                            (3)(4)
   1          6,258      4,339          0    500,000     4,636         0    500,000       4,933         279      500,000
   2         12,829      8,864      4,093    500,000     9,734     4,964    500,000      10,641       5,871      500,000
   3         19,728     13,261      6,739    500,000    14,995     8,473    500,000      16,873      10,351      500,000
   4         26,973     17,529     11,060    500,000    20,421    13,952    500,000      23,677      17,208      500,000
   5         34,579     21,660     15,240    500,000    26,011    19,590    500,000      31,104      24,683      500,000
   6         42,566     25,655     19,534    500,000    31,768    25,648    500,000      39,214      33,094      500,000
   7         50,953     29,501     23,681    500,000    37,687    31,867    500,000      48,065      42,245      500,000
   8         59,758     33,204     27,684    500,000    43,779    38,258    500,000      57,737      52,217      500,000
   9         69,004     36,752     31,749    500,000    50,037    45,034    500,000      68,304      63,300      500,000
  10         78,712     40,151     36,088    500,000    56,473    52,411    500,000      79,861      75,798      500,000
  11         88,906     43,384     40,134    500,000    63,080    59,830    500,000      92,499      89,249      500,000
  12         99,609     46,449     44,011    500,000    69,858    67,421    500,000     106,327     103,890      500,000
  13        110,848     49,339     47,713    500,000    76,812    75,187    500,000     121,469     119,844      500,000
  14        122,648     52,050     51,237    500,000    83,944    83,131    500,000     138,061     137,249      500,000
  15        135,039     54,569     54,569    500,000    91,249    91,249    500,000     156,252     156,252      500,000
  16        148,049     56,891     56,891    500,000    98,735    98,735    500,000     176,214     176,214      500,000
  17        161,709     58,991     58,991    500,000   106,384   106,384    500,000     198,126     198,126      500,000
  18        176,052     60,842     60,842    500,000   114,185   114,185    500,000     222,193     222,193      500,000
  19        191,113     62,424     62,424    500,000   122,129   122,129    500,000     248,652     248,652      500,000
  20        206,927     63,704     63,704    500,000   130,199   130,199    500,000     277,767     277,767      500,000
  21        223,531     64,656     64,656    500,000   138,385   138,385    500,000     309,849     309,849      500,000
  22        240,966     65,250     65,250    500,000   146,675   146,675    500,000     345,253     345,253      504,069
  23        259,272     65,470     65,470    500,000   155,072   155,072    500,000     384,192     384,192      545,552
  24        278,494     65,290     65,290    500,000   163,572   163,572    500,000     426,845     426,845      589,046
  25        298,676     64,661     64,661    500,000   172,154   172,154    500,000     473,585     473,585      634,604
  26        319,868     63,835     63,835    500,000   181,635   181,635    500,000     527,200     527,200      685,360
  27        342,119     62,448     62,448    500,000   191,256   191,256    500,000     586,126     586,126      750,241
  28        365,483     60,417     60,417    500,000   200,995   200,995    500,000     650,883     650,883      820,113
  29        390,016     57,645     57,645    500,000   210,826   210,826    500,000     722,048     722,048      895,339
  30        415,774     54,022     54,022    500,000   220,726   220,726    500,000     800,260     800,260      976,318
  31        442,821     49,441     49,441    500,000   230,681   230,681    500,000     886,244     886,244    1,063,493
  32        471,220     43,802     43,802    500,000   240,697   240,697    500,000     980,593     980,593    1,166,905
  33        501,039     36,984     36,984    500,000   250,774   250,774    500,000   1,084,106   1,084,106    1,279,246
  34        532,349     28,852     28,852    500,000   260,923   260,923    500,000   1,197,673   1,197,673    1,401,277
  35        565,224     19,231     19,231    500,000   271,148   271,148    500,000   1,322,262   1,322,262    1,533,824
  36        600,131      8,220      8,220    500,000   281,816   281,816    500,000   1,459,312   1,459,312    1,678,209
  37        636,783      0 (5)      0 (5)    500,000   292,557   292,557    500,000   1,610,237   1,610,237    1,819,568
  38        675,268      0 (5)      0 (5)    500,000   303,340   303,340    500,000   1,776,627   1,776,627    1,972,056

       39      715,677     0 (5)     0 (5)   500,000   314,142   314,142    500,000    1,960,345     1,960,345    2,136,776
       40      758,106     0 (5)     0 (5)   500,000   324,963   324,963    500,000    2,163,608     2,163,608    2,315,061
       41      802,657     0 (5)     0 (5)   500,000   335,858   335,858    500,000    2,389,096     2,389,096    2,508,551
       42      849,435     0 (5)     0 (5)   500,000   346,911   346,911    500,000    2,636,578     2,636,578    2,768,407
       43      898,552     0 (5)     0 (5)   500,000   358,236   358,236    500,000    2,908,064     2,908,064    3,053,467
       44      950,125     0 (5)     0 (5)   500,000   369,990   369,990    500,000    3,205,738     3,205,738    3,366,025
       45    1,004,277     0 (5)     0 (5)   500,000   382,348   382,348    500,000    3,531,934     3,531,934    3,708,531
       46    1,061,136     0 (5)     0 (5)   500,000   395,504   395,504    500,000    3,889,113     3,889,113    4,083,569
       47    1,120,838     0 (5)     0 (5)   500,000   409,713   409,713    500,000    4,279,861     4,279,861    4,493,854
       48    1,183,526     0 (5)     0 (5)   500,000   425,315   425,315    500,000    4,706,860     4,706,860    4,942,203
       49    1,249,348     0 (5)     0 (5)   500,000   442,803   442,803    500,000    5,172,897     5,172,897    5,431,542
       50    1,318,460     0 (5)     0 (5)   500,000   462,907   462,907    500,000    5,680,934     5,680,934    5,964,981
       51    1,391,029     0 (5)     0 (5)   500,000   486,185   486,185    510,495    6,234,148     6,234,148    6,545,856
       52    1,467,226     0 (5)     0 (5)   500,000   510,221   510,221    535,732    6,835,955     6,835,955    7,177,753
       53    1,547,232     0 (5)     0 (5)   500,000   534,767   534,767    561,505    7,489,992     7,489,992    7,864,492
       54    1,631,240     0 (5)     0 (5)   500,000   559,804   559,804    587,794    8,200,205     8,200,205    8,610,216
       55    1,719,447     0 (5)     0 (5)   500,000   585,304   585,304    614,569    8,970,691     8,970,691    9,419,226
       56    1,812,065     0 (5)     0 (5)   500,000   611,232   611,232    641,794    9,805,661     9,805,661   10,295,944
       57    1,909,313     0 (5)     0 (5)   500,000   639,043   639,043    664,605   10,734,634    10,734,634   11,164,019
       58    2,011,425     0 (5)     0 (5)   500,000   669,077   669,077    689,149   11,772,759    11,772,759   12,125,942
       59    2,118,641     0 (5)     0 (5)   500,000   701,740   701,740    715,775   12,938,422    12,938,422   13,197,191
       60    2,231,219     0 (5)     0 (5)   500,000   737,520   737,520    744,895   14,254,096    14,254,096   14,396,637
       61    2,349,425     0 (5)     0 (5)   500,000   777,104   777,104    777,104   15,749,382    15,749,382   15,749,382
       62    2,473,542     0 (5)     0 (5)   500,000   818,480   818,480    818,480   17,400,840    17,400,840   17,400,840
       63    2,603,864     0 (5)     0 (5)   500,000   861,729   861,729    861,729   19,224,780    19,224,780   19,224,780
       64    2,740,703     0 (5)     0 (5)   500,000   906,937   906,937    906,937   21,239,218    21,239,218   21,239,218
       65    2,884,384     0 (5)     0 (5)   500,000   954,191   954,191    954,191   23,464,050    23,464,050   23,464,050

* Note that the second tier Death Benefit Guarantee Premium level of $6,329 is paid from age 70.

     (1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

     (2)  Assumes net interest of 5% compounded annually.

     (3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years. Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.

     (4) Cash Surrender Value for the first two years reflects sales charge limitations imposed by the S.E.C.

     (5) In the absence of additional premium payments, the Policy will lapse, unless the Death Benefit Guarantee is in effect.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only, and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     MALE NON-SMOKER ISSUE AGE 35 (STANDARD)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 2
                         $7,450 ANNUAL PLANNED PREMIUM*
                            ASSUMING CURRENT CHARGES


                               0% Hypothetical                 6% Hypothetical                    12% Hypothetical
                           Gross Investment Return         Gross Investment Return            Gross Investment Return
                           -----------------------         -----------------------            -----------------------
End Of     Accumulated   Policy      Cash       Death     Policy     Cash       Death      Policy      Cash        Death
Policy       Premiums     Value   Surrender    Benefit     Value   Surrender   Benefit      Value    Surrender    Benefit
Year (1)       (2)                  Value                            Value                             Value
                                   (3)(4)                           (3)(4)                            (3)(4)
   1          7,823       6,068        931    506,068      6,467      1,329    506,467       6,866       1,729     506,866
   2          16,036     12,280      7,143    512,280     13,460      8,322    513,460      14,687       9,550     514,687
   3          24,660     18,325     11,803    518,325     20,681     14,159    520,681      23,230      16,708     523,230
   4          33,716     24,201     17,732    524,201     28,135     21,666    528,135      32,559      26,090     532,559
   5          43,224     29,897     23,477    529,897     35,818     29,397    535,818      42,741      36,321     542,741
   6          53,208     35,442     29,321    535,442     43,763     37,643    543,763      53,885      47,765     553,885
   7          63,691     40,796     34,976    540,796     51,939     46,119    551,939      66,044      60,223     566,044
   8          74,698     45,963     40,443    545,963     60,356     54,835    560,356      79,317      73,797     579,317
   9          86,255     50,935     45,932    550,935     69,010     64,006    569,010      93,804      88,800     593,804
  10          98,391     55,715     51,652    555,715     77,911     73,848    577,911     109,624     105,562     609,624
  11         111,133     60,301     57,051    560,301     87,063     83,813    587,063     126,905     123,655     626,905
  12         124,512     64,672     62,234    564,672     96,452     94,014    596,452     145,767     143,329     645,767
  13         138,560     68,827     67,202    568,827    106,081    104,456    606,081     166,360     164,735     666,360
  14         153,310     72,758     71,945    572,758    115,948    115,136    615,948     188,844     188,031     688,844
  15         168,798     76,450     76,450    576,450    126,045    126,045    626,045     213,388     213,388     713,388
  16         185,061     79,898     79,898    579,898    136,367    136,367    636,367     240,185     240,185     740,185
  17         202,136     83,069     83,069    583,069    146,888    146,888    646,888     269,421     269,421     769,421
  18         220,066     85,968     85,968    585,968    157,616    157,616    657,616     301,338     301,338     801,338
  19         238,891     88,571     88,571    588,571    168,529    168,529    668,529     336,172     336,172     836,172
  20         258,658     90,997     90,997    590,997    179,750    179,750    679,750     374,333     374,333     874,333
  21         279,414     93,247     93,247    593,247    191,292    191,292    691,292     416,151     416,151     916,151
  22         301,207     95,113     95,113    595,113    202,947    202,947    702,947     461,764     461,764     961,764
  23         324,090     96,583     96,583    596,583    214,702    214,702    714,702     511,530     511,530   1,011,530
  24         348,117     97,635     97,635    597,635    226,531    226,531    726,531     565,831     565,831   1,065,831
  25         373,345     98,229     98,229    598,229    238,387    238,387    738,387     625,067     625,067   1,125,067
  26         399,835     98,778     98,778    598,778    251,359    251,359    751,359     692,800     692,800   1,192,800
  27         427,649     98,772     98,772    598,772    264,355    264,355    764,355     767,025     767,025   1,267,025
  28         456,854     98,144     98,144    598,144    277,296    277,296    777,296     848,340     848,340   1,348,340
  29         487,519     96,817     96,817    596,817    290,093    290,093    790,093     937,396     937,396   1,437,396
  30         519,718     95,455     95,455    595,455    303,415    303,415    803,415   1,035,696   1,035,696   1,535,696
  31         553,526     94,042     94,042    594,042    317,266    317,266    817,266   1,144,187   1,144,187   1,644,187
  32         589,025     91,858     91,858    591,858    330,929    330,929    830,929   1,263,169   1,263,169   1,763,169
  33         626,299     88,855     88,855    588,855    344,334    344,334    844,334   1,393,675   1,393,675   1,893,675
  34         665,436     84,980     84,980    584,980    357,403    357,403    857,403   1,536,838   1,536,838   2,036,838
  35         706,531     80,161     80,161    580,161    370,034    370,034    870,034   1,693,893   1,693,893   2,193,893
  36         751,234     75,574     75,574    575,574    383,447    383,447    883,447   1,867,608   1,867,608   2,367,608
  37         798,172     69,376     69,376    569,376    395,740    395,740    895,740   2,057,686   2,057,686   2,557,686

        38     847,457     61,727    61,727  561,727   407,002   407,002   907,002    2,265,981    2,265,981     2,765,981
        39     899,206     51,957    51,957  551,957   416,475   416,475   916,475    2,493,662    2,493,662     2,993,662
        40     953,543     40,286    40,286  540,286   424,276   424,276   924,276    2,742,956    2,742,956     3,242,956
        41   1,010,597     25,138    25,138  525,138   428,673   428,673   928,673    3,014,415    3,014,415     3,514,415
        42   1,070,503      6,116     6,116  506,116   429,053   429,053   929,053    3,309,881    3,309,881     3,809,881
        43   1,133,405      0 (5)     0 (5)  500,000   426,594   426,594   926,594    3,633,263    3,633,263     4,133,263
        44   1,199,451      0 (5)     0 (5)  500,000   421,058   421,058   921,058    3,987,362    3,987,362     4,487,362
        45   1,268,801      0 (5)     0 (5)  500,000   412,127   412,127   912,127    4,375,205    4,375,205     4,875,205
        46   1,341,617      0 (5)     0 (5)  500,000   399,341   399,341   899,341    4,800,000    4,800,000     5,300,000
        47   1,418,074      0 (5)     0 (5)  500,000   382,135   382,135   882,135    5,265,201    5,265,201     5,765,201
        48   1,498,355      0 (5)     0 (5)  500,000   359,804   359,804   859,804    5,774,511    5,774,511     6,274,511
        49   1,582,649      0 (5)     0 (5)  500,000   331,571   331,571   831,571    6,331,974    6,331,974     6,831,974
        50   1,671,158      0 (5)     0 (5)  500,000   296,766   296,766   796,766    6,942,203    6,942,203     7,442,203
        51   1,764,092      0 (5)     0 (5)    0 (5)   260,329   260,329   760,329    7,616,110    7,616,110     8,116,110
        52   1,861,673                                 221,900   221,900   721,900    8,360,048    8,360,048     8,860,048
        53   1,964,133                                 181,694   181,694   681,694    9,181,647    9,181,647     9,681,647
        54   2,071,717                                 139,545   139,545   639,545   10,088,912   10,088,912    10,593,358
        55   2,184,679                                  95,316    95,316   595,316   11,087,320   11,087,320    11,641,686
        56   2,303,289                                  46,995    46,995   546,995   12,181,083   12,181,083    12,790,137
        57   2,427,830                                   0 (5)     0 (5)     0 (5)   13,393,130   13,393,130    13,928,856
        58   2,558,598                                                               14,728,518   14,728,518    15,228,518
        59   2,695,905                                                               16,200,775   16,200,775    16,700,775
        60   2,840,077                                                               17,826,319   17,826,319    18,326,319
        61   2,991,457                                                               19,619,738   19,619,738    20,119,738
        62   3,150,406                                                               21,587,538   21,587,538    22,087,538
        63   3,317,303                                                               23,738,205   23,738,205    24,238,205
        64   3,492,545                                                               26,071,385   26,071,385    26,571,385
        65   3,676,548                                                               28,567,246   28,567,246    29,067,246

* Note that the second tier Death Benefit Guarantee Premium level of $8,930 is paid from age 70.

     (1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

     (2)  Assumes net interest of 5% compounded annually.

     (3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years. Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.

     (4) Cash Surrender Value for the first two years reflects sales charge limitations imposed by the S.E.C.

     (5) Provided the Death Benefit Guarantee has been in effect, the Policy will have been kept in force until the end of the policy year in which the life insured reached attained age 85, at which time the Death Benefit Guarantee will expire and in the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only, and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     MALE NON-SMOKER ISSUE AGE 35 (STANDARD)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 2
                         $7,450 ANNUAL PLANNED PREMIUM*
                            ASSUMING MAXIMUM CHARGES


                                0% Hypothetical                 6% Hypothetical                    12% Hypothetical
                            Gross Investment Return         Gross Investment Return             Gross Investment Return
                            -----------------------         -----------------------             -----------------------
End Of     Accumulated     Policy     Cash      Death     Policy      Cash        Death      Policy      Cash        Death
Policy       Premiums       Value  Surrender   Benefit     Value    Surrender    Benefit      Value    Surrender    Benefit
Year (1)       (2)                    Value                           Value                              Value
                                     (3)(4)                          (3)(4)                             (3)(4)
    1         7,823         5,740       603    505,740     6,121         984     506,121       6,503       1,366     506,503
    2         16,036       11,633     6,496    511,633    12,757       7,620     512,757      13,927       8,790     513,927
    3         24,660       17,364    10,842    517,364    19,606      13,084     519,606      22,032      15,510     522,032
    4         33,716       22,930    16,461    522,930    26,672      20,203     526,672      30,880      24,411     530,880
    5         43,224       28,326    21,905    528,326    33,953      27,533     533,953      40,535      34,115     540,535
    6         53,208       33,548    27,428    533,548    41,453      35,333     541,453      51,071      44,951     551,071
    7         63,691       38,586    32,765    538,586    49,166      43,345     549,166      62,561      56,741     562,561
    8         74,698       43,442    37,922    543,442    57,100      51,579     557,100      75,100      69,580     575,100
    9         86,255       48,106    43,103    548,106    65,248      60,245     565,248      88,776      83,772     588,776
   10         98,391       52,581    48,518    552,581    73,621      69,558     573,621     103,702      99,639     603,702
   11        111,133       56,850    53,600    556,850    82,206      78,956     582,206     119,981     116,731     619,981
   12        124,512       60,908    58,470    560,908    91,002      88,564     591,002     137,738     135,301     637,738
   13        138,560       64,748    63,123    564,748   100,006      98,381     600,006     157,110     155,484     657,110
   14        153,310       68,365    67,553    568,365   109,219     108,406     609,219     178,245     177,433     678,245
   15        168,798       71,743    71,743    571,743   118,626     118,626     618,626     201,300     201,300     701,300
   16        185,061       74,876    74,876    574,876   128,227     128,227     628,227     226,453     226,453     726,453
   17        202,136       77,735    77,735    577,735   137,994     137,994     637,994     253,878     253,878     753,878
   18        220,066       80,289    80,289    580,289   147,896     147,896     647,896     283,763     283,763     783,763
   19        238,891       82,515    82,515    582,515   157,910     157,910     657,910     316,322     316,322     816,322
   20        258,658       84,374    84,374    584,374   167,994     167,994     667,994     351,773     351,773     851,773
   21        279,414       85,839    85,839    585,839   178,115     178,115     678,115     390,367     390,367     890,367
   22        301,207       86,877    86,877    586,877   188,234     188,234     688,234     432,375     432,375     932,375
   23        324,090       87,471    87,471    587,471   198,325     198,325     698,325     478,111     478,111     978,111
   24        348,117       87,595    87,595    587,595   208,352     208,352     708,352     527,908     527,908   1,027,908
   25        373,345       87,199    87,199    587,199   218,251     218,251     718,251     582,107     582,107   1,082,107
   26        399,835       86,636    86,636    586,636   228,999     228,999     728,999     643,993     643,993   1,143,993
   27        427,649       85,439    85,439    585,439   239,571     239,571     739,571     711,659     711,659   1,211,659
   28        456,854       83,526    83,526    583,526   249,865     249,865     749,865     785,612     785,612   1,285,612
   29        487,519       80,803    80,803    580,803   259,762     259,762     759,762     866,400     866,400   1,366,400
   30        519,718       77,173    77,173    577,173   269,132     269,132     769,132     954,621     954,621   1,454,621
   31        553,526       72,549    72,549    572,549   277,848     277,848     777,848   1,050,945   1,050,945   1,550,945
   32        589,025       66,866    66,866    566,866   285,800     285,800     785,800   1,156,134   1,156,134   1,656,134
   33        626,299       60,045    60,045    560,045   292,855     292,855     792,855   1,271,015   1,271,015   1,771,015
   34        665,436       52,012    52,012    552,012   298,882     298,882     798,882   1,396,504   1,396,504   1,896,504
   35        706,531       42,666    42,666    542,666   303,710     303,710     803,710   1,533,584   1,533,584   2,033,584
   36        751,234       33,249    33,249    533,249   308,589     308,589     808,589   1,684,847   1,684,847   2,184,847
   37        798,172       22,142    22,142    522,142   311,810     311,810     811,810   1,849,971   1,849,971   2,349,971

      38       847,457      9,086     9,086  509,086   313,006   313,006   813,006    2,030,105    2,030,105     2,530,105
      39       899,206      0 (5)     0 (5)  500,000   311,763   311,763   811,763    2,226,483    2,226,483     2,726,483
      40       953,543      0 (5)     0 (5)  500,000   307,666   307,666   807,666    2,440,487    2,440,487     2,940,487
      41     1,010,597      0 (5)     0 (5)  500,000   300,380   300,380   800,380    2,673,747    2,673,747     3,173,747
      42     1,070,503      0 (5)     0 (5)  500,000   289,568   289,568   789,568    2,928,076    2,928,076     3,428,076
      43     1,133,405      0 (5)     0 (5)  500,000   274,905   274,905   774,905    3,205,504    3,205,504     3,705,504
      44     1,199,451      0 (5)     0 (5)  500,000   256,091   256,091   756,091    3,508,312    3,508,312     4,008,312
      45     1,268,801      0 (5)     0 (5)  500,000   232,723   232,723   732,723    3,838,930    3,838,930     4,338,930
      46     1,341,617      0 (5)     0 (5)  500,000   204,236   204,236   704,236    4,199,895    4,199,895     4,699,895
      47     1,418,074      0 (5)     0 (5)  500,000   169,940   169,940   669,940    4,593,902    4,593,902     5,093,902
      48     1,498,355      0 (5)     0 (5)  500,000   128,984   128,984   628,984    5,023,797    5,023,797     5,523,797
      49     1,582,649      0 (5)     0 (5)  500,000    80,418    80,418   580,418    5,492,660    5,492,660     5,992,660
      50     1,671,158      0 (5)     0 (5)  500,000    23,362    23,362   523,362    6,004,007    6,004,007     6,504,007
      51     1,764,092      0 (5)     0 (5)    0 (5)     0 (5)     0 (5)     0 (5)    6,561,871    6,561,871     7,061,871
      52     1,861,673                                                                7,170,843    7,170,843     7,670,843
      53     1,964,133                                                                7,836,053    7,836,053     8,336,053
      54     2,071,717                                                                8,563,318    8,563,318     9,063,318
      55     2,184,679                                                                9,358,962    9,358,962     9,858,962
      56     2,303,289                                                               10,229,584   10,229,584    10,741,063
      57     2,427,830                                                               11,183,178   11,183,178    11,683,178
      58     2,558,598                                                               12,227,468   12,227,468    12,727,468
      59     2,695,905                                                               13,370,889   13,370,889    13,870,889
      60     2,840,077                                                               14,621,089   14,621,089    15,121,089
      61     2,991,457                                                               15,983,806   15,983,806    16,483,806
      62     3,150,406                                                               17,460,116   17,460,116    17,960,116
      63     3,317,303                                                               19,040,273   19,040,273    19,540,273
      64     3,492,545                                                               20,691,894   20,691,894    21,191,894
      65     3,676,548                                                               22,335,999   22,335,999    22,835,999

* Note that the second tier Death Benefit Guarantee Premium level of $8,930 is paid from age 70.

     (1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

     (2)  Assumes net interest of 5% compounded annually.

     (3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years. Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.

     (4) Cash Surrender Value for the first two years reflects sales charge limitations imposed by the S.E.C.

     (5) Provided the Death Benefit Guarantee has been in effect, the Policy will have been kept in force until the end of the policy year in which the life insured reached attained age 85, at which time the Death Benefit Guarantee will expire and in the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only, and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     MALE NON-SMOKER ISSUE AGE 55 (STANDARD)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                         $15,095 ANNUAL PLANNED PREMIUM*
                            ASSUMING CURRENT CHARGES


                              0% Hypothetical                     6% Hypothetical                     12% Hypothetical
                          Gross Investment Return             Gross Investment Return              Gross Investment Return
                          -----------------------             -----------------------              -----------------------
End Of    Accumulated   Policy      Cash       Death       Policy       Cash       Death       Policy        Cash         Death
Policy      Premiums     Value   Surrender    Benefit       Value    Surrender    Benefit       Value      Surrender     Benefit
Year (1)       (2)                  Value                               Value                                Value
                                   (3)(4)                              (3)(4)                               (3)(4)
     1        15,850    10,718      3,338     500,000       11,479       4,098     500,000       12,242        4,861      500,000
     2        32,492    21,325     12,807     500,000       23,520      15,002     500,000       25,810       17,293      500,000
     3        49,966    31,485     15,571     500,000       35,807      19,892     500,000       40,498       24,583      500,000
     4        68,314    41,479     25,894     500,000       48,636      33,051     500,000       56,720       41,135      500,000
     5        87,580    51,327     36,089     500,000       62,056      46,817     500,000       74,666       59,427      500,000
     6       107,809    61,007     47,267     500,000       76,072      62,332     500,000       94,503       80,763      500,000
     7       129,049    70,361     60,055     500,000       90,559      80,253     500,000      116,291      105,985      500,000
     8       151,351    79,323     72,452     500,000      105,481      98,610     500,000      140,197      133,327      500,000
     9       174,768    87,943     84,508     500,000      120,915     117,479     500,000      166,525      163,090      500,000
    10       199,356    96,221     96,221     500,000      136,896     136,896     500,000      195,573      195,573      500,000
    11       225,174   104,822    104,822     500,000      154,336     154,336     500,000      228,860      228,860      500,000
    12       252,282   113,340    113,340     500,000      172,734     172,734     500,000      266,037      266,037      500,000
    13       280,746   121,739    121,739     500,000      192,117     192,117     500,000      307,557      307,557      500,000
    14       310,633   129,648    129,648     500,000      212,248     212,248     500,000      353,782      353,782      500,000
    15       342,015   137,043    137,043     500,000      233,192     233,192     500,000      405,394      405,394      500,000
    16       375,572   144,218    144,218     500,000      255,453     255,453     500,000      463,607      463,607      533,148
    17       410,807   150,628    150,628     500,000      278,610     278,610     500,000      527,816      527,816      596,432
    18       447,805   156,173    156,173     500,000      302,755     302,755     500,000      598,611      598,611      664,458
    19       486,651   160,094    160,094     500,000      327,665     327,665     500,000      676,609      676,609      737,503
    20       527,441   161,054    161,054     500,000      353,017     353,017     500,000      762,479      762,479      815,853
    21       570,269   158,682    158,682     500,000      379,204     379,204     500,000      857,279      857,279      900,143
    22       615,239   153,412    153,412     500,000      407,040     407,040     500,000      961,338      961,338    1,009,405
    23       662,458   145,966    145,966     500,000      437,384     437,384     500,000    1,075,647    1,075,647    1,129,429
    24       712,038   136,073    136,073     500,000      470,865     470,865     500,000    1,201,162    1,201,162    1,261,220
    25       764,096   123,350    123,350     500,000      506,594     506,594     531,924    1,338,912    1,338,912    1,405,858
    26       818,758   107,228    107,228     500,000      543,622     543,622     570,803    1,489,994    1,489,994    1,564,493
    27       876,152    86,931     86,931     500,000      581,953     581,953     611,051    1,655,569    1,655,569    1,738,347
    28       936,416    61,388     61,388     500,000      621,582     621,582     652,661    1,836,861    1,836,861    1,928,704
    29       999,694    29,189     29,189     500,000      662,489     662,489     695,614    2,035,158    2,035,158    2,136,916
    30     1,066,135     0 (5)      0 (5)     500,000      704,660     704,660     739,893    2,251,851    2,251,851    2,364,443
    31     1,135,899     0 (5)      0 (5)     500,000      748,481     748,481     785,905    2,489,783    2,489,783    2,614,272
    32     1,209,150     0 (5)      0 (5)     500,000      793,996     793,996     833,696    2,750,957    2,750,957    2,888,505
    33     1,286,064     0 (5)      0 (5)     500,000      841,292     841,292     883,357    3,037,725    3,037,725    3,189,612
    34     1,366,824     0 (5)      0 (5)     500,000      890,433     890,433     934,954    3,352,566    3,352,566    3,520,195
    35     1,451,622     0 (5)      0 (5)     500,000      941,483     941,483     988,557    3,698,206    3,698,206    3,883,116
    36     1,540,660     0 (5)      0 (5)     500,000      994,330     994,330   1,044,047    4,076,885    4,076,885    4,280,729
    37     1,634,149     0 (5)      0 (5)     500,000    1,050,146   1,050,146   1,092,152    4,496,485    4,496,485    4,676,344

      38    1,732,314     0 (5)     0 (5)    500,000    1,109,316   1,109,316   1,142,595    4,962,559    4,962,559    5,111,435
      39    1,835,386     0 (5)     0 (5)    500,000    1,172,420   1,172,420   1,195,868    5,482,241    5,482,241    5,591,886
      40    1,943,612     0 (5)     0 (5)    500,000    1,239,963   1,239,963   1,252,362    6,063,215    6,063,215    6,123,848
      41    2,057,249     0 (5)     0 (5)    500,000    1,312,362   1,312,362   1,312,362    6,713,658    6,713,658    6,713,658
      42    2,176,568     0 (5)     0 (5)    500,000    1,388,038   1,388,038   1,388,038    7,432,035    7,432,035    7,432,035
      43    2,301,853     0 (5)     0 (5)    500,000    1,467,141   1,467,141   1,467,141    8,225,440    8,225,440    8,225,440
      44    2,433,403     0 (5)     0 (5)    500,000    1,549,825   1,549,825   1,549,825    9,101,712    9,101,712    9,101,712
      45    2,571,529     0 (5)     0 (5)    500,000    1,636,253   1,636,253   1,636,253   10,069,503   10,069,503   10,069,503

* Note that the second tier Death Benefit Guarantee Premium level of $15,673 is paid from age 70.

     (1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

     (2)  Assumes net interest of 5% compounded annually.

     (3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years. Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.

     (4) Cash Surrender Value for the first two years reflects sales charge limitations imposed by the S.E.C.

     (5) In the absence of additional premium payments, the Policy will lapse, unless the Death Benefit Guarantee is in effect.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only, and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     MALE NON-SMOKER ISSUE AGE 55 (STANDARD)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                         $15,095 ANNUAL PLANNED PREMIUM*
                            ASSUMING MAXIMUM CHARGES


                              0% Hypothetical                    6% Hypothetical                    12% Hypothetical
                          Gross Investment Return            Gross Investment Return             Gross Investment Return
                          -----------------------            -----------------------             -----------------------
End Of    Accumulated   Policy      Cash       Death      Policy       Cash       Death       Policy       Cash         Death
Policy      Premiums     Value   Surrender    Benefit      Value    Surrender    Benefit       Value     Surrender     Benefit
Year (1)       (2)                  Value                               Value                               Value
                                   (3)(4)                              (3)(4)                              (3)(4)
    1         15,850    10,042     2,661      500,000     10,766       3,385     500,000       11,492        4,111      500,000
    2         32,492    19,892    11,375      500,000     21,970      13,452     500,000       24,138       15,621      500,000
    3         49,966    29,246    13,332      500,000     33,320      17,405     500,000       37,744       21,829      500,000
    4         68,314    38,093    22,507      500,000     44,810      29,225     500,000       52,405       36,820      500,000
    5         87,580    46,398    31,159      500,000     56,416      41,178     500,000       68,214       52,976      500,000
    6        107,809    54,130    40,390      500,000     68,116      54,376     500,000       85,281       71,541      500,000
    7        129,049    61,256    50,950      500,000     79,886      69,580     500,000      103,737       93,431      500,000
    8        151,351    67,718    60,847      500,000     91,688      84,817     500,000      123,719      116,849      500,000
    9        174,768    73,450    70,014      500,000    103,472     100,037     500,000      145,389      141,953      500,000
   10        199,356    78,380    78,380      500,000    115,192     115,192     500,000      168,944      168,944      500,000
   11        225,174    82,843    82,843      500,000    127,414     127,414     500,000      195,548      195,548      500,000
   12        252,282    86,411    86,411      500,000    139,619     139,619     500,000      224,874      224,874      500,000
   13        280,746    89,013    89,013      500,000    151,795     151,795     500,000      257,367      257,367      500,000
   14        310,633    90,579    90,579      500,000    163,939     163,939     500,000      293,580      293,580      500,000
   15        342,015    91,004    91,004      500,000    176,036     176,036     500,000      334,178      334,178      500,000
   16        375,572    90,690    90,690      500,000    188,638     188,638     500,000      380,608      380,608      500,000
   17        410,807    88,873    88,873      500,000    201,134     201,134     500,000      433,354      433,354      500,000
   18        447,805    85,270    85,270      500,000    213,442     213,442     500,000      492,795      492,795      547,003
   19        486,651    79,534    79,534      500,000    225,473     225,473     500,000      558,372      558,372      608,625
   20        527,441    71,278    71,278      500,000    237,159     237,159     500,000      630,845      630,845      675,005
   21        570,269    60,134    60,134      500,000    248,495     248,495     500,000      711,136      711,136      746,693
   22        615,239    45,662    45,662      500,000    259,487     259,487     500,000      799,301      799,301      839,266
   23        662,458    27,347    27,347      500,000    270,162     270,162     500,000      896,064      896,064      940,867
   24        712,038     4,584     4,584      500,000    280,576     280,576     500,000    1,002,209    1,002,209    1,052,319
   25        764,096     0 (5)     0 (5)      500,000    290,750     290,750     500,000    1,118,575    1,118,575    1,174,504
   26        818,758     0 (5)     0 (5)      500,000    300,663     300,663     500,000    1,246,050    1,246,050    1,308,353
   27        876,152     0 (5)     0 (5)      500,000    310,264     310,264     500,000    1,385,569    1,385,569    1,454,847
   28        936,416     0 (5)     0 (5)      500,000    319,464     319,464     500,000    1,538,102    1,538,102    1,615,007
   29        999,694     0 (5)     0 (5)      500,000    328,162     328,162     500,000    1,704,661    1,704,661    1,789,894
   30      1,066,135     0 (5)     0 (5)      500,000    336,294     336,294     500,000    1,886,319    1,886,319    1,980,635
   31      1,135,899     0 (5)     0 (5)      500,000    343,839     343,839     500,000    2,084,226    2,084,226    2,188,438
   32      1,209,150     0 (5)     0 (5)      500,000    350,809     350,809     500,000    2,299,616    2,299,616    2,414,597
   33      1,286,064     0 (5)     0 (5)      500,000    357,221     357,221     500,000    2,533,802    2,533,802    2,660,492
   34      1,366,824     0 (5)     0 (5)      500,000    363,122     363,122     500,000    2,788,207    2,788,207    2,927,617
   35      1,451,622     0 (5)     0 (5)      500,000    368,522     368,522     500,000    3,064,309    3,064,309    3,217,524
   36      1,540,660     0 (5)     0 (5)      500,000    373,388     373,388     500,000    3,363,630    3,363,630    3,531,812
   37      1,634,149     0 (5)     0 (5)      500,000    377,620     377,620     500,000    3,696,412    3,696,412    3,844,268

     38      1,732,314     0 (5)    0 (5)   500,000   380,999   380,999   500,000   4,068,018   4,068,018   4,190,059
     39      1,835,386     0 (5)    0 (5)   500,000   383,101   383,101   500,000   4,484,964   4,484,964   4,574,663
     40      1,943,612     0 (5)    0 (5)   500,000   382,860   382,860   500,000   4,955,213   4,955,213   5,004,765
     41      2,057,249     0 (5)    0 (5)   500,000   377,881   377,881   500,000   5,489,246   5,489,246   5,489,246
     42      2,176,568     0 (5)    0 (5)   500,000   362,421   362,421   500,000   6,079,055   6,079,055   6,079,055
     43      2,301,853     0 (5)    0 (5)   500,000   320,390   320,390   500,000   6,730,466   6,730,466   6,730,466
     44      2,433,403     0 (5)    0 (5)   500,000   194,409   194,409   500,000   7,449,911   7,449,911   7,449,911
     45      2,571,529     0 (5)    0 (5)   500,000     0 (5)     0 (5)   500,000   8,244,497   8,244,497   8,244,497

* Note that the second tier Death Benefit Guarantee Premium level of $15,673 is paid from age 70.

     (1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

     (2)  Assumes net interest of 5% compounded annually.

     (3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years. Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.

     (4) Cash Surrender Value for the first two years reflects sales charge limitations imposed by the S.E.C.

     (5) In the absence of additional premium payments, the Policy will lapse, unless the Death Benefit Guarantee is in effect.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only, and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     MALE NON-SMOKER ISSUE AGE 55 (STANDARD)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 2
                         $17,920 ANNUAL PLANNED PREMIUM
                            ASSUMING CURRENT CHARGES


                              0% Hypothetical                   6% Hypothetical                      12% Hypothetical
                          Gross Investment Return           Gross Investment Return              Gross Investment Return
                          -----------------------           -----------------------              -----------------------
End Of    Accumulated   Policy       Cash       Death      Policy       Cash       Death       Policy       Cash         Death
Policy      Premiums     Value    Surrender    Benefit      Value    Surrender    Benefit       Value     Surrender     Benefit
Year (1)       (2)                   Value                               Value                               Value
                                    (3)(4)                              (3)(4)                              (3)(4)
     1        18,816     13,395      5,019     513,395     14,316       5,940     514,316       15,239        6,863      515,239
     2        38,573     26,534     15,595     526,534     29,202      18,263     529,202       31,982       21,044      531,982
     3        59,317     39,071     23,156     539,071     44,318      28,403     544,318       50,007       34,092      550,007
     4        81,099     51,301     35,715     551,301     59,969      44,383     559,969       69,743       54,157      569,743
     5       103,970     63,247     48,009     563,247     76,193      60,954     576,193       91,379       76,140      591,379
     6       127,985     74,886     61,146     574,886     92,984      79,244     592,984      115,072      101,332      615,072
     7       153,200     86,033     75,727     586,033    110,169      99,863     610,169      140,827      130,521      640,827
     8       179,676     96,602     89,732     596,602    127,666     120,795     627,666      168,747      161,876      668,747
     9       207,476    106,646    103,211     606,646    145,531     142,095     645,531      199,091      195,656      699,091
    10       236,666    116,157    116,157     616,157    163,759     163,759     663,759      232,082      232,082      732,082
    11       267,315    125,932    125,932     625,932    183,420     183,420     683,420      269,430      269,430      769,430
    12       299,497    135,482    135,482     635,482    203,880     203,880     703,880      310,584      310,584      810,584
    13       333,287    144,757    144,757     644,757    225,119     225,119     725,119      355,885      355,885      855,885
    14       368,768    153,249    153,249     653,249    246,645     246,645     746,645      405,223      405,223      905,223
    15       406,022    160,912    160,912     660,912    268,410     268,410     768,410      458,955      458,955      958,955
    16       445,139    167,322    167,322     667,322    289,978     289,978     789,978      517,081      517,081    1,017,081
    17       486,212    172,503    172,503     672,503    311,346     311,346     811,346      580,064      580,064    1,080,064
    18       529,339    176,288    176,288     676,288    332,314     332,314     832,314      648,218      648,218    1,148,218
    19       574,622    177,544    177,544     677,544    351,677     351,677     851,677      720,855      720,855    1,220,855
    20       622,169    174,300    174,300     674,300    367,289     367,289     867,289      796,311      796,311    1,296,311
    21       672,093    166,155    166,155     666,155    378,503     378,503     878,503      874,386      874,386    1,374,386
    22       724,514    154,038    154,038     654,038    386,008     386,008     886,008      956,270      956,270    1,456,270
    23       779,556    139,323    139,323     639,323    390,998     390,998     890,998    1,043,764    1,043,764    1,543,764
    24       837,350    121,938    121,938     621,938    393,247     393,247     893,247    1,137,338    1,137,338    1,637,338
    25       898,033    101,749    101,749     601,749    392,454     392,454     892,454    1,237,445    1,237,445    1,737,445
    26       961,751     78,498     78,498     578,498    388,174     388,174     888,174    1,344,452    1,344,452    1,844,452
    27     1,028,654     51,847     51,847     551,847    379,859     379,859     879,859    1,458,675    1,458,675    1,958,675
    28     1,098,903     21,356     21,356     521,356    366,822     366,822     866,822    1,580,349    1,580,349    2,080,349
    29     1,172,664      0 (5)      0 (5)     500,000    348,305     348,305     848,305    1,709,692    1,709,692    2,209,692
    30     1,250,113      0 (5)      0 (5)     500,000    323,654     323,654     823,654    1,847,086    1,847,086    2,347,086
    31     1,331,435      0 (5)      0 (5)       0 (5)    297,831     297,831     797,831    1,998,773    1,998,773    2,498,773
    32     1,416,823                                      270,497     270,497     770,497    2,165,949    2,165,949    2,665,949
    33     1,506,480                                      241,888     241,888     741,888    2,350,548    2,350,548    2,850,548
    34     1,600,620                                      211,862     211,862     711,862    2,554,300    2,554,300    3,054,300
    35     1,699,467                                      180,304     180,304     680,304    2,779,156    2,779,156    3,279,156
    36     1,803,256                                      145,228     145,228     645,228    3,025,343    3,025,343    3,525,343
    37     1,912,235                                      104,170     104,170     604,170    3,292,714    3,292,714    3,792,714

    38      2,026,663                                  56,503      56,503    556,503   3,583,115   3,583,115   4,083,115
    39      2,146,812                                   4,153       4,153    504,153   3,901,243   3,901,243   4,401,243
    40      2,272,969                                   0 (5)       0 (5)      0 (5)   4,252,119   4,252,119   4,752,119
    41      2,405,433                                                                  4,637,739   4,637,739   5,137,739
    42      2,544,521                                                                  5,050,706   5,050,706   5,550,706
    43      2,690,563                                                                  5,484,149   5,484,149   5,984,149
    44      2,843,907                                                                  5,920,753   5,920,753   6,420,753
    45      3,004,918                                                                  6,321,954   6,321,954   6,821,954

     (1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

     (2)  Assumes net interest of 5% compounded annually.

     (3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years. Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.

     (4) Cash Surrender Value for the first two years reflects sales charge limitations imposed by the S.E.C.

     (5) Provided the Death Benefit Guarantee has been in effect, the Policy will have been kept in force until the end of the policy year in which the life insured reached attained age 85, at which time the Death Benefit Guarantee will expire and in the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only, and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     MALE NON-SMOKER ISSUE AGE 55 (STANDARD)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 2
                         $17,920 ANNUAL PLANNED PREMIUM
                            ASSUMING MAXIMUM CHARGES


                              0% Hypothetical                    6% Hypothetical                     12% Hypothetical
                          Gross Investment Return            Gross Investment Return              Gross Investment Return
                          -----------------------            -----------------------              -----------------------
End Of    Accumulated   Policy       Cash       Death      Policy       Cash       Death       Policy       Cash         Death
Policy      Premiums     Value    Surrender    Benefit      Value    Surrender    Benefit       Value     Surrender     Benefit
Year (1)       (2)                   Value                               Value                               Value
                                    (3)(4)                              (3)(4)                              (3)(4)
     1         18,816    12,622      4,246     512,622     13,500       5,124     513,500       14,381        6,005      514,381
     2         38,573    24,910     13,971     524,910     27,442      16,503     527,442       30,083       19,144      530,083
     3         59,317    36,547     20,633     536,547     41,511      25,596     541,511       46,895       30,980      546,895
     4         81,099    47,513     31,928     547,513     55,677      40,092     555,677       64,891       49,306      564,891
     5        103,970    57,759     42,520     557,759     69,883      54,644     569,883       84,126       68,887      584,126
     6        127,985    67,239     53,499     567,239     84,069      70,329     584,069      104,660       90,920      604,660
     7        153,200    75,904     65,598     575,904     98,168      87,862     598,168      126,554      116,248      626,554
     8        179,676    83,680     76,809     583,680    112,085     105,214     612,085      149,849      142,978      649,849
     9        207,476    90,478     87,043     590,478    125,705     122,270     625,705      174,573      171,138      674,573
    10        236,666    96,209     96,209     596,209    138,905     138,905     638,905      200,754      200,754      700,754
    11        267,315   101,273    101,273     601,273    152,275     152,275     652,275      229,489      229,489      729,489
    12        299,497   105,144    105,144     605,144    165,092     165,092     665,092      260,030      260,030      760,030
    13        333,287   107,744    107,744     607,744    177,232     177,232     677,232      292,466      292,466      792,466
    14        368,768   109,002    109,002     609,002    188,574     188,574     688,574      326,901      326,901      826,901
    15        406,022   108,817    108,817     608,817    198,958     198,958     698,958      363,416      363,416      863,416
    16        445,139   107,027    107,027     607,027    208,153     208,153     708,153      402,035      402,035      902,035
    17        486,212   103,440    103,440     603,440    215,885     215,885     715,885      442,750      442,750      942,750
    18        529,339    97,801     97,801     597,801    221,797     221,797     721,797      485,480      485,480      985,480
    19        574,622    89,826     89,826     589,826    225,484     225,484     725,484      530,105      530,105    1,030,105
    20        622,169    79,249     79,249     579,249    226,539     226,539     726,539      576,506      576,506    1,076,506
    21        672,093    65,911     65,911     565,911    224,639     224,639     724,639      624,659      624,659    1,124,659
    22        724,514    49,660     49,660     549,660    219,456     219,456     719,456      674,547      674,547    1,174,547
    23        779,556    30,379     30,379     530,379    210,678     210,678     710,678      726,181      726,181    1,226,181
    24        837,350     7,987      7,987     507,987    198,015     198,015     698,015      779,613      779,613    1,279,613
    25        898,033     0 (5)      0 (5)     500,000    181,075     181,075     681,075      834,810      834,810    1,334,810
    26        961,751     0 (5)      0 (5)     500,000    159,309     159,309     659,309      891,588      891,588    1,391,588
    27      1,028,654     0 (5)      0 (5)     500,000    132,038     132,038     632,038      949,637      949,637    1,449,637
    28      1,098,903     0 (5)      0 (5)     500,000     98,425      98,425     598,425    1,008,487    1,008,487    1,508,487
    29      1,172,664     0 (5)      0 (5)     500,000     57,534      57,534     557,534    1,067,550    1,067,550    1,567,550
    30      1,250,113     0 (5)      0 (5)     500,000      8,500       8,500     508,500    1,126,298    1,126,298    1,626,298
    31      1,331,435     0 (5)      0 (5)       0 (5)      0 (5)       0 (5)       0 (5)    1,184,292    1,184,292    1,684,292
    32      1,416,823                                                                        1,241,186    1,241,186    1,741,186
    33      1,506,480                                                                        1,296,657    1,296,657    1,796,657
    34      1,600,620                                                                        1,350,501    1,350,501    1,850,501
    35      1,699,467                                                                        1,402,390    1,402,390    1,902,390
    36      1,803,256                                                                        1,451,856    1,451,856    1,951,856
    37      1,912,235                                                                        1,498,250    1,498,250    1,998,250
    38      2,026,663                                                                        1,540,590    1,540,590    2,040,590

    39      2,146,812                                                               1,577,416    1,577,416   2,077,416
    40      2,272,969                                                               1,605,444    1,605,444   2,105,444
    41      2,405,433                                                               1,618,342    1,618,342   2,118,342
    42      2,544,521                                                               1,603,854    1,603,854   2,103,854
    43      2,690,563                                                               1,537,510    1,537,510   2,037,510
    44      2,843,907                                                               1,370,665    1,370,665   1,870,665
    45      3,004,918                                                               1,006,378    1,006,378   1,506,378

     (1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

     (2)  Assumes net interest of 5% compounded annually.

     (3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years. Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.

     (4) Cash Surrender Value for the first two years reflects sales charge limitations imposed by the S.E.C.

     (5) Provided the Death Benefit Guarantee has been in effect, the Policy will have been kept in force until the end of the policy year in which the life insured reached attained age 85, at which time the Death Benefit Guarantee will expire and in the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only, and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

APPENDIX B

DEFINITIONS

The following terms have the following meanings when used in this Prospectus:

ADDITIONAL RATING -- an addition to the cost of insurance rate for insureds who do not meet at least the underwriting requirements of the standard risk class.

BUSINESS DAY -- any day that the New York Stock Exchange is open for trading. The net asset value of the underlying shares of a sub-account of the Separate Account will be determined at the end of each Business Day.

CASH SURRENDER VALUE -- the Policy Value less the deferred sales charge, the deferred underwriting charge and any outstanding monthly deductions due.

CUMULATIVE PREMIUM TEST -- a test that, if satisfied in the first three policy years and, where applicable, if satisfied in subsequent policy years, will maintain the Death Benefit Guarantee. To satisfy the Cumulative Premium Test, the sum of premiums paid, less withdrawals, and less policy loans, must equal or exceed the sum of Death Benefit Guarantee Premiums since issue as at the beginning of each policy month.

DEATH BENEFIT GUARANTEE -- Manufacturers Life of America's guarantee that the Policy will not go into default even if a combination of policy loans, adverse investment experience or other factors should cause the Policy's Net Cash Surrender Value to be insufficient to meet the monthly deductions due at the beginning of a policy month.

DEATH BENEFIT GUARANTEE PREMIUM -- a measure of premium used in determining compliance with the Cumulative Premium Test. The Death Benefit Guarantee Premium as an annual amount is established by the Company based on issue age, sex (unless unisex rates are required by law), risk class, death benefit option, supplementary benefits and additional ratings. The Death Benefit Guarantee Premium, which is set forth in the Policy, will increase, when the policyowner reaches attained age 70, to an amount as specified in the Policy.

EFFECTIVE DATE -- the date that Manufacturers Life of America becomes obligated under the Policy and when the first monthly deductions are taken.

FIXED ACCOUNT -- that part of the Policy Value which reflects the value the policyowner has in the general account of Manufacturers Life of America.

FUND VALUE TEST -- a test which, if satisfied in applicable policy years will maintain the Death Benefit Guarantee feature. To satisfy the Fund Value Test, the Gross Single Premium at the beginning of any applicable policy month must not be greater than the Net Policy Value.

GROSS SINGLE PREMIUM -- the amount of premium needed to endow the Policy to the expiration of the Death Benefit Guarantee assuming 4% interest and current charges.

GUIDELINE ANNUAL PREMIUM -- an amount defined by S.E.C. regulation. It is used to determine maximum sales charges that may be deducted during the first two years following issuance of a Policy.

INITIAL PREMIUM -- at least 1/12 of the Target Premium. The Initial Premium must be received within 60 days after the policy date.

INVESTMENT ACCOUNT -- that part of the Policy Value which reflects the value the policyowner has in one of the sub-accounts of the Separate Account.

ISSUE AGE -- the age on the nearest birthday, at policy date, as shown in the Policy.

LOAN ACCOUNT -- that part of the Policy Value which reflects the value the policyowner has transferred from the Fixed Account or the Investment Accounts as collateral for a policy loan.

MODIFIED POLICY DEBT -- as of any date, the Policy Debt plus the amount of interest to be charged to the next policy anniversary, all discounted from the next policy anniversary to such date at an annual rate of 4%.

MONTHLY DEATH BENEFIT GUARANTEE PREMIUM -- 1/12 of the Death Benefit Guarantee Premium.

MONTHLY NO LAPSE GUARANTEE PREMIUM -- 1/12 of the No Lapse Guarantee Premium.

NET CASH SURRENDER VALUE -- the Cash Surrender Value less Policy Debt.

NET POLICY VALUE -- the Policy Value less the value in the Loan Account.

NET PREMIUM -- amount of premium allocated to the Investment Accounts or Fixed Account. It equals gross premiums less the deduction for state, local and federal taxes.

NO LAPSE GUARANTEE -- Manufacturers Life of America guarantees that the Policy will not go into default even if a combination of Policy loans, adverse investment experience and other factors should cause the Policy's Net Cash Surrender Value to be insufficient to meet the monthly deductions due at the beginning of a policy month. In Illinois this benefit is known as the Minimum Premium Guarantee.

NO LAPSE GUARANTEE CUMULATIVE PREMIUM TEST -- a test that, if satisfied in the No Lapse Guarantee Period, will maintain the No Lapse Guarantee. To satisfy the No Lapse Guarantee Cumulative Premium Test, the sum of premiums paid, less withdrawals, and less Policy loans must equal or exceed the sum of No Lapse Guarantee Premiums since issue as at the beginning of each policy month.

NO LAPSE GUARANTEE PERIOD -- is the first 5 policy years for life insureds with an issue age up to and including 85. It is not offered to life insureds whose Issue Age exceeds 85.

NO LAPSE GUARANTEE PREMIUM -- is a measure of premium used in determining compliance with the No Lapse Guarantee Cumulative Premium Test. The No Lapse Guarantee premium for each policyowner is set forth in the Policy.

PLANNED PREMIUM -- The premium the policyowner plans to pay periodically. Subject to certain requirements of law, the Planned Premium may be changed at any time.

POLICY DATE -- The date from which policy years, policy months and policy anniversaries are determined. Monthly deductions are due on the policy date. If a check for at least the Initial Premium accompanies the application, the policy date is the date the application and check are received at the Service office. If an application accepted by the Company is not accompanied by a check for the Initial Premium, the policy will be issued with a policy date which is 7 days after issuance of the policy.

POLICY DEBT -- as of any date, the aggregate amount of policy loans, including borrowed interest, less any loan repayments.

POLICY VALUE -- the sum of the values in the Loan Account, the Fixed Account and the Investment Accounts.

SELECT LOAN -- A loan on which the differential between the interest credited and the interest charged is currently 0%; provided, however, if at some time in the future it is determined that the current differential could cause the loan to be treated as a taxable distribution under any applicable ruling, regulation or court decision, Manufacturers Life of America has the right to increase the differential on all subsequent Select Loans either (i) to an amount that may be presented in such ruling, regulation or court decision that would result in the transaction being treated as a loan under federal tax law or (ii) if no amount is prescribed, to an amount that Manufacturers Life of America feels would be more likely to result in the transaction being treated as a loan under Federal tax law.

SELECT LOAN AMOUNT -- the amount of any Select Loan.

SERVICE OFFICE -- the office designated to service the Policies, which is shown on the cover page of this prospectus.

SURRENDER CHARGE PERIOD -- the period (set forth in Table 1 under the heading "Charges and Deductions - Surrender Charges" in this prospectus) following issuance of the Policy or any increase in face amount during which surrender charges may be assessed if the Policy is surrendered or lapsed, the face amount is decreased or a partial withdrawal takes place.

TARGET PREMIUM -- a premium amount used to measure the maximum deferred sales charge under a Policy. The Target Premium for the initial face amount is set forth in the Policy. The policyowner will be advised of the Target Premium for any increase in face amount.

WITHDRAWAL TIER AMOUNT -- as of any date, the net Cash Surrender Value at the previous anniversary multiplied by 10%.

APPENDIX C

The maximum deferred sales charge is 50% of premiums received up to a specified number of Target Premiums that varies (from -0.180 to 3.031) with the issue age of the life insured, the face amount of the Policy and the amount of any increase. Beginning after two policy years, that maximum deferred sales charge decreases over time according to a pattern that varies with the issue age of the life insured. In all cases, the deferred sales charge is eliminated entirely by the last month of the 15th policy year. The same pattern applies to sales charges occasioned by face amount increases, with time periods and issue age computed using the date of the increase in face amount rather than the Policy Date.

The following tables show the percentage of the maximum sales charge that would be applicable in the last month of the years shown. The percentages for other months would be derived by interpolation.

If the transaction occurs in the last month of


                                                                   ISSUE AGE
POLICY       ---------------------------------------------------------------------------------------------------------------------
YEAR*          0             1             2             3             4             5             6            7             8
------       ------        ------        ------        ------        ------        ------        ------       ------        ------
  1          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000       1.0000        1.0000
  2          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000       1.0000        1.0000
  3          0.9666        0.9500        0.9642        0.9444        0.9555        0.9811        0.9843       0.9866        0.9885
  4          0.9666        0.9500        0.9285        0.9444        0.9555        0.9622        0.9687       0.9600        0.9655
  5          0.9333        0.9000        0.8928        0.9166        0.9111        0.9433        0.9531       0.9466        0.9540
  6          0.9333        0.9000        0.8928        0.9166        0.9111        0.9433        0.9531       0.9466        0.9540
  7          0.9333        0.9000        0.8928        0.9166        0.9111        0.9433        0.9531       0.9466        0.9540
  8          0.9333        0.9000        0.8928        0.9166        0.9111        0.9433        0.9531       0.9466        0.9540
  9          0.8503        0.8503        0.8503        0.8503        0.8503        0.8503        0.8503       0.8503        0.8503
  10         0.6803        0.6803        0.6803        0.6803        0.6803        0.6803        0.6803       0.6803        0.6803
  11         0.5442        0.5442        0.5442        0.5442        0.5442        0.5442        0.5442       0.5442        0.5442
  12         0.4082        0.4082        0.4082        0.4082        0.4082        0.4082        0.4082       0.4082        0.4082
  13         0.2721        0.2721        0.2721        0.2721        0.2721        0.2721        0.2721       0.2721        0.2721
  14         0.1361        0.1361        0.1361        0.1361        0.1361        0.1361        0.1361       0.1361        0.1361
  15         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000       0.0000        0.0000


                                                     ISSUE AGE
POLICY       ------------------------------------------------------------------------------------------
YEAR*          9             10            11            12            13            14            15
------       ------        ------        ------        ------        ------        ------        ------
  1          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  2          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  3          0.9861        0.9873        0.9885        0.9895        0.9875        0.9940        0.9898
  4          0.9696        0.9734        0.9765        0.9722        0.9751        0.9831        0.9796
  5          0.9595        0.9646        0.9609        0.9652        0.9689        0.9719        0.9695
  6          0.9595        0.9646        0.9609        0.9652        0.9689        0.9719        0.9695
  7          0.9595        0.9646        0.9609        0.9652        0.9689        0.9719        0.9695
  8          0.9595        0.9646        0.9609        0.9652        0.9689        0.9719        0.9695
  9          0.8503        0.8503        0.8503        0.8503        0.8503        0.8503        0.8503

  10         0.6803        0.6803        0.6803        0.6803        0.6803        0.6803        0.6803
  11         0.5442        0.5442        0.5442        0.5442        0.5442        0.5442        0.5442
  12         0.4082        0.4082        0.4082        0.4082        0.4082        0.4082        0.4082
  13         0.2721        0.2721        0.2721        0.2721        0.2721        0.2721        0.2721
  14         0.1361        0.1361        0.1361        0.1361        0.1361        0.1361        0.1361
  15         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000


                                                                   ISSUE AGE
POLICY       ---------------------------------------------------------------------------------------------------------------------
YEAR*          16            17            18            19            20            21            22           23            24
------       ------        ------        ------        ------        ------        ------        ------       ------        ------
  1          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000       1.0000        1.0000
  2          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000       1.0000        1.0000
  3          0.9912        0.9872        0.9884        0.9842        0.9903        0.9867        0.9878       0.9887        0.9896
  4          0.9788        0.9795        0.9768        0.9789        0.9806        0.9778        0.9796       0.9804        0.9792
  5          0.9718        0.9681        0.9653        0.9631        0.9661        0.9646        0.9674       0.9699        0.9688
  6          0.9667        0.9667        0.9653        0.9631        0.9661        0.9646        0.9674       0.9699        0.9688
  7          0.9333        0.9333        0.9333        0.9333        0.9333        0.9396        0.9396       0.9396        0.9396
  8          0.9000        0.9000        0.9000        0.9000        0.9000        0.9060        0.9060       0.9060        0.9060
  9          0.8333        0.8333        0.8333        0.8333        0.8333        0.8389        0.8389       0.8389        0.8389
  10         0.6667        0.6667        0.6667        0.6667        0.6667        0.6711        0.6711       0.6711        0.6711
  11         0.5333        0.5333        0.5333        0.5333        0.5333        0.5369        0.5369       0.5369        0.5369
  12         0.4000        0.4000        0.4000        0.4000        0.4000        0.4027        0.4027       0.4027        0.4027
  13         0.2667        0.2667        0.2667        0.2667        0.2667        0.2685        0.2685       0.2685        0.2685
  14         0.1330        0.1330        0.1330        0.1330        0.1330        0.1342        0.1342       0.1342        0.1342
  15         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000       0.0000        0.0000


                                                     ISSUE AGE
POLICY       ------------------------------------------------------------------------------------------
YEAR*          25            26            27            28            29            30            31
------       ------        ------        ------        ------        ------        ------        ------
  1          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  2          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  3          0.9901        0.9885        0.9889        0.9897        0.9887        0.9889        0.9885
  4          0.9803        0.9793        0.9779        0.9770        0.9757        0.9772        0.9771
  5          0.9679        0.9678        0.9678        0.9659        0.9644        0.9650        0.9624
  6          0.9679        0.9678        0.9678        0.9659        0.9644        0.9650        0.9624
  7          0.9396        0.9432        0.9469        0.9507        0.9545        0.9583        0.9622
  8          0.9060        0.9122        0.9184        0.9247        0.9310        0.9375        0.9441
  9          0.8389        0.8446        0.8503        0.8562        0.8621        0.8681        0.8741
  10         0.6711        0.6757        0.6803        0.6849        0.6897        0.6944        0.6993
  11         0.5369        0.5405        0.5442        0.5479        0.5517        0.5556        0.5594
  12         0.4027        0.4054        0.4082        0.4110        0.4138        0.4167        0.4196

  13         0.2685        0.2703        0.2721        0.2740        0.2759        0.2778        0.2797
  14         0.1342        0.1351        0.1361        0.1370        0.1379        0.1389        0.1399
  15         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000


*Months not shown may be calculated by interpolation.
If the transaction occurs in the last month of


                                                                   ISSUE AGE
POLICY       ---------------------------------------------------------------------------------------------------------------------
YEAR*          32            33            34            35            36            37            38           39            40
------       ------        ------        ------        ------        ------        ------        ------       ------        ------
  1          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000       1.0000        1.0000
  2          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000       1.0000        1.0000
  3          0.9878        0.9886        0.9883        0.9888        0.9860        0.9859        0.9868       0.9858        0.9849
  4          0.9741        0.9758        0.9751        0.9739        0.9733        0.9728        0.9725       0.9714        0.9706
  5          0.9634        0.9630        0.9614        0.9602        0.9593        0.9577        0.9573       0.9572        0.9529
  6          0.9634        0.9630        0.9614        0.9602        0.9593        0.9577        0.9573       0.9572        0.9529
  7          0.9634        0.9630        0.9614        0.9602        0.9593        0.9577        0.9573       0.9572        0.9529
  8          0.9507        0.9574        0.9614        0.9602        0.9593        0.9577        0.9573       0.9572        0.9529
  9          0.8803        0.8865        0.8929        0.8993        0.8999        0.9006        0.9012       0.9019        0.9025
  10         0.7042        0.7092        0.7143        0.7194        0.7199        0.7205        0.7210       0.7215        0.7220
  11         0.5634        0.5674        0.5714        0.5755        0.5760        0.5764        0.5768       0.5772        0.5776
  12         0.4225        0.4255        0.4286        0.4317        0.4320        0.4323        0.4326       0.4329        0.4332
  13         0.2817        0.2837        0.2857        0.2878        0.2880        0.2882        0.2884       0.2886        0.2888
  14         0.1408        0.1418        0.1429        0.1439        0.1440        0.1441        0.1442       0.1443        0.1444
  15         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000       0.0000        0.0000


                                                     ISSUE AGE
POLICY       ------------------------------------------------------------------------------------------
YEAR*          41            42            43            44            45            46            47
------       ------        ------        ------        ------        ------        ------        ------
  1          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  2          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  3          0.9850        0.9828        0.9839        0.9822        0.9833        0.9819        0.9808
  4          0.9692        0.9680        0.9664        0.9651        0.9659        0.9639        0.9627
  5          0.9526        0.9501        0.9496        0.9480        0.9473        0.9446        0.9425
  6          0.9526        0.9501        0.9496        0.9480        0.9473        0.9446        0.9425
  7          0.9526        0.9501        0.9496        0.9480        0.9473        0.9190        0.9176
  8          0.9526        0.9501        0.9496        0.9480        0.9473        0.9117        0.9104
  9          0.9032        0.9038        0.9045        0.9051        0.9058        0.9045        0.9032
  10         0.7225        0.7231        0.7236        0.7241        0.7246        0.7236        0.7225
  11         0.5780        0.5785        0.5789        0.5793        0.5797        0.5789        0.5780
  12         0.4335        0.4338        0.4342        0.4345        0.4348        0.4342        0.4335
  13         0.2890        0.2892        0.2894        0.2896        0.2899        0.2894        0.2890
  14         0.1445        0.1446        0.1447        0.1448        0.1449        0.1447        0.1445
  15         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000

                                                                   ISSUE AGE
POLICY       ---------------------------------------------------------------------------------------------------------------------
YEAR*          48            49            50            51            52            53            54           55            56
------       ------        ------        ------        ------        ------        ------        ------       ------        ------
  1          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000       1.0000        1.0000
  2          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000       1.0000        1.0000
  3          0.9809        0.9796        0.9786        0.9795        0.9779        0.9770        0.9763       0.9761        0.9738
  4          0.9619        0.9598        0.9577        0.9573        0.9563        0.9541        0.9523       0.9512        0.9477
  5          0.9418        0.9385        0.9354        0.9351        0.9330        0.9300        0.9268       0.9250        0.9207
  6          0.9365        0.9251        0.9137        0.9023        0.8910        0.8797        0.8684       0.8571        0.8689
  7          0.9163        0.9150        0.9101        0.8567        0.8032        0.7498        0.6963       0.6429        0.6517
  8          0.9091        0.9078        0.9029        0.8080        0.7132        0.6183        0.5235       0.4286        0.4345
  9          0.9019        0.9006        0.8993        0.7623        0.6253        0.4883        0.3513       0.2143        0.2172
  10         0.7215        0.7205        0.7194        0.5755        0.4316        0.2878        0.1439       0.0000        0.0000
  11         0.5772        0.5764        0.5755        0.4316        0.2876        0.1439        0.0000       0.0000        0.0000
  12         0.4329        0.4323        0.4317        0.2878        0.1439        0.0000        0.0000       0.0000        0.0000
  13         0.2886        0.2882        0.2878        0.1439        0.0000        0.0000        0.0000       0.0000        0.0000
  14         0.1443        0.1441        0.1439        0.0000        0.0000        0.0000        0.0000       0.0000        0.0000
  15         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000       0.0000        0.0000


                                                     ISSUE AGE
POLICY       ------------------------------------------------------------------------------------------
YEAR*          57            58            59            60            61            62            63
------       ------        ------        ------        ------        ------        ------        ------
  1          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  2          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  3          0.9731        0.9720        0.9707        0.9711        0.9700        0.9690        0.9678
  4          0.9460        0.9441        0.9417        0.9410        0.9389        0.9367        0.9341
  5          0.9192        0.9160        0.9128        0.9109        0.9078        0.9044        0.9006
  6          0.8811        0.8939        0.9071        0.9087        0.9039        0.8986        0.8937
  7          0.6608        0.6704        0.6803        0.6907        0.7015        0.7128        0.7247
  8          0.4406        0.4469        0.4536        0.4605        0.4677        0.4752        0.4831
  9          0.2203        0.2235        0.2268        0.2302        0.2338        0.2376        0.2416
  10         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  11         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  12         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  13         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  14         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  15         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000

                                                             ISSUE AGE
POLICY        ------------------------------------------------------------------------------------------------------
YEAR*           64            65            66            67            68            69            70          71
------        ------        ------        ------        ------        ------        ------        ------      ------
   1          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000      1.0000
   2          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000      1.0000
   3          0.9650        0.9638        0.9637        0.9612        0.9597        0.9573        0.9572      0.9559
   4          0.9315        0.9277        0.9261        0.9224        0.9196        0.9158        0.9144      0.9129
   5          0.8966        0.8916        0.8874        0.8836        0.8796        0.8745        0.8727      0.8700
   6          0.8872        0.8823        0.8769        0.8719        0.8665        0.8612        0.8582      0.8554
   7          0.7370        0.7500        0.7500        0.7500        0.7500        0.7500        0.7500      0.7500
   8          0.4914        0.5000        0.5000        0.5000        0.5000        0.5000        0.5000      0.5000
   9          0.2457        0.2500        0.2500        0.2500        0.2500        0.2500        0.2500      0.2500
  10          0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000      0.0000
  11          0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000      0.0000
  12          0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000      0.0000
  13          0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000      0.0000
  14          0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000      0.0000
  15          0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000      0.0000


                                                            ISSUE AGE
POLICY       -------------------------------------------------------------------------------------------------------
YEAR*          72            73            74            75            76            77            78           79
------       ------        ------        ------        ------        ------        ------        ------       ------
   1         1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000       1.0000
   2         1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000       1.0000
   3         0.9555        0.9532        0.9518        0.9504        0.9491        0.9464        0.9436       0.9422
   4         0.9113        0.9078        0.9050        0.9021        0.8982        0.8939        0.8885       0.8856
   5         0.8676        0.8623        0.8581        0.8526        0.8472        0.8404        0.8347       0.8301
   6         0.8520        0.8441        0.8387        0.8317        0.8239        0.8170        0.8099       0.8054
   7         0.7500        0.7500        0.7500        0.7500        0.7500        0.7500        0.7500       0.7500
   8         0.5000        0.5000        0.5000        0.5000        0.5000        0.5000        0.5000       0.5000
   9         0.2500        0.2500        0.2500        0.2500        0.2500        0.2500        0.2500       0.2500
  10         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000       0.0000
  11         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000       0.0000
  12         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000       0.0000
  13         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000       0.0000
  14         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000       0.0000
  15         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000       0.0000



*Months not shown may be calculated by interpolation.

If the transaction occurs in the last month of


                                                             ISSUE AGE
POLICY        ------------------------------------------------------------------------------------------------------
YEAR*           80            81            82            83            84            85            86          87
------        ------        ------        ------        ------        ------        ------        ------      ------
   1          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000      1.0000
   2          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000      1.0000
   3          0.9405        0.9388        0.9375        0.9362        0.9360        0.9345        0.9320      0.9303
   4          0.8824        0.8806        0.8777        0.8762        0.8747        0.8705        0.8663      0.8608
   5          0.8267        0.8235        0.8204        0.8176        0.8145        0.8079        0.8009      0.7899
   6          0.8016        0.7971        0.7940        0.7897        0.7842        0.7749        0.7627      0.7451
   7          0.7500        0.7500        0.7500        0.7500        0.7500        0.7405        0.7232      0.6964
   8          0.5000        0.5000        0.5000        0.5000        0.5000        0.5000        0.5000      0.5000
   9          0.2500        0.2500        0.2500        0.2500        0.2500        0.2500        0.2500      0.2500
  10          0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000      0.0000
  11          0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000      0.0000
  12          0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000      0.0000
  13          0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000      0.0000
  14          0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000      0.0000
  15          0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000      0.0000


                                                            ISSUE AGE
POLICY       -------------------------------------------------------------------------------------------------------
YEAR*          88            89            90            91            92            93            94           95
------       ------        ------        ------        ------        ------        ------        ------       ------
   1         1.0000        1.0000        1.0000        0.0000        0.0000        0.0000        0.0000       0.0000
   2         1.0000        1.0000        1.0000        0.0000        0.0000        0.0000        0.0000       0.0000
   3         0.9261        0.9191        0.9115        0.0000        0.0000        0.0000        0.0000       0.0000
   4         0.8510        0.8357        0.8165        0.0000        0.0000        0.0000        0.0000       0.0000
   5         0.7732        0.7483        0.7136        0.0000        0.0000        0.0000        0.0000       0.0000
   6         0.7192        0.6822        0.6308        0.0000        0.0000        0.0000        0.0000       0.0000
   7         0.6597        0.6068        0.5399        0.0000        0.0000        0.0000        0.0000       0.0000
   8         0.5000        0.5000        0.4439        0.0000        0.0000        0.0000        0.0000       0.0000
   9         0.2500        0.2500        0.2500        0.0000        0.0000        0.0000        0.0000       0.0000
  10         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000       0.0000
  11         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000       0.0000
  12         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000       0.0000
  13         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000       0.0000
  14         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000       0.0000
  15         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000       0.0000


*Months not shown may be calculated by interpolation.